UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
811-4927; 811-4623; 811-3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  DECEMBER 31, 2004

Item 1.  Reports to Stockholders

             The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

ANNUAL REPORT
December 31, 2004

Portfolio Manager's Letter
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

This is the annual report for the First Investors Tax-Exempt Money Market Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 0.5% for Class A shares (100% of which was free from federal income taxes) and 0% for Class B shares. The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

The Fund's performance was largely driven by the interest rate environment. Municipal money market yields remained relatively stable during the first quarter of 2004, before rising steadily through the rest of the year. The Federal Reserve embarked on its long-anticipated tightening cycle late in the second quarter and raised its target federal funds rate five times during the year. Despite remaining at fairly low absolute levels, short-term municipal rates nearly doubled in 2004.

The Fund regularly traded into and out of variable rate securities in response to and in anticipation of directional moves in variable rate resets. Early in the year, the Fund reduced its variable rate exposure and maintained an underweight position in variables throughout the first half, which helped performance, as the yields on fixed rate securities remained higher than those on variable rates. However, fixed rate bonds bought during the first quarter detracted from performance during the second half of the year as tax-free rates rose steadily and sharply. In December, the Fund reduced its variable rate security exposure to decrease yield volatility and lock in yield as the spread between variable rate resets and fixed rate yields had widened and was expected to widen further.

Money market funds continue to be among the most conservative investment vehicles available. However, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
  and Portfolio Manager

January 31, 2005

Understanding Your Fund's Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2004, and held for the entire six-month period ended December 31, 2004. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expense you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts in the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,003.47               $3.53
Hypothetical (5% return before expenses)         $1,000.00      $1,021.62               $3.56
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,000.00               $6.99
Hypothetical (5% return before expenses)         $1,000.00      $1,018.15               $7.05
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70% for Class A shares and 1.39% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART: Top Ten States)

New Jersey                                         12.4%
Georgia                                             9.7%
Texas                                               9.3%
Ohio                                                9.1%
Kentucky                                            7.9%
Nebraska                                            6.0%
Florida                                             5.8%
Colorado                                            5.1%
District of Columbia                                4.5%
Wisconsin                                           4.3%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.


Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--99.0%
              Alabama--3.6%
      $500M   Mobile Industrial Dev. Board Facs. Rev. Bonds,
                VR, 2% (CO; Kimberly-Clark Corp.)                                                 $500,000        $357
----------------------------------------------------------------------------------------------------------------------
              Arizona--3.8%
       300M   Casa Grande Industrial Dev. Auth. Multi-Family Hsg.
                Rev. Bonds, VR, 2.03% (Fannie Mae Liquidity Fac.)                                  300,000         214
       225M   Lake Havasu City Excise Tax Rev. Bonds, 4%,
                6/1/2005 (AMBAC Ins.)                                                              227,250         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                   527,250         376
----------------------------------------------------------------------------------------------------------------------
              Colorado--5.0%
       700M   Colorado Hsg. & Fin. Auth. Rev. Bonds, VR, 2%
                (Fannie Mae Collateral Agreement)                                                  700,000         500
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.1%
       300M   Stratford GO Bonds, 2 1/2%, 2/15/2005 (FSA Ins.)                                     300,428         214
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--4.4%
       315M   District of Columbia Rev. Bonds Catholic Univ.
                of America, 5 1/2%, 10/1/2005 (AMBAC Ins.)                                         323,891         231
       300M   District of Columbia Rev. Bonds National Academy
                of Science, 4%, 1/1/2005 (AMBAC Ins.)                                              300,000         213
----------------------------------------------------------------------------------------------------------------------
                                                                                                   623,891         444
----------------------------------------------------------------------------------------------------------------------
              Florida--5.7%
       200M   Broward County School Board COP, 4 3/4%, 7/1/2005
                (AMBAC Ins.)                                                                       202,973         145
       600M   Hillsborough County Aviation Auth. Rev., VR, 2%
                (LOC; General Electric Capital Corp.)                                              600,000         428
----------------------------------------------------------------------------------------------------------------------
                                                                                                   802,973         573
----------------------------------------------------------------------------------------------------------------------
              Georgia--9.6%
       300M   Fulton County Hsg. Auth. Multi-Family Hsg. Rev.,
                VR, 2% (LOC; Fannie Mae)                                                           300,000         214
       650M   Roswell Housing Auth. Multi-Family, VR, 2%
                (Fannie Mae Liquidity Fac.)                                                        650,000         464
       400M   Whitfield County Residential Care Facs. Auth.
                Rev. Bonds, VR, 2% (LOC; Wachovia Bank)                                            400,000         286
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,350,000         964
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Kentucky--7.9%
      $600M   Fort Mitchell League of Cities Funding Lease Prog.
                Rev. Bonds, VR, 2.01% (LOC; U.S. Bank, NA)                                        $600,000        $428
       500M   Newport League of Cities Lease Rev. Bonds,
                VR, 2.01% (LOC; U.S. Bank, NA)                                                     500,000         357
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,100,000         785
----------------------------------------------------------------------------------------------------------------------
              Maine--2.3%
       320M   University of Maine System Rev. Bonds, 4%,
                3/1/2005 (FSA Ins.)                                                                321,346         230
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.8%
       250M   Massachusetts State Water Resource Auth., 5%,
                8/1/2005 (FSA Ins.)                                                                254,322         182
----------------------------------------------------------------------------------------------------------------------
              Nebraska--6.0%
              Nebraska Public Power District Rev. Bonds
                Power Supply System:
       100M       Series "A", 5%, 1/1/2005* (U.S. Govt. Securities)
                  (MBIA Ins.)                                                                      101,000          72
       230M       Series "A", 5 1/4%, 1/1/2005* (U.S. Govt. Securities)
                  (MBIA Ins.)                                                                      232,300         166
       500M       Series "C", 4 5/8%, 1/1/2005 (U.S. Govt. Securities)                             500,000         357
----------------------------------------------------------------------------------------------------------------------
                                                                                                   833,300         595
----------------------------------------------------------------------------------------------------------------------
              New Jersey--12.3%
       700M   New Jersey Health Care Facs. Fing. Auth. Rev. Bonds,
                VR, 1.95% (LOC; JPMorgan Chase & Co.)                                              700,000         500
       500M   New Jersey State Transportation Trust Fund Auth.
                Rev. Bonds, 6%, 6/15/2005 (MBIA Ins.)                                              510,007         364
       500M   New Jersey Wastewater Treatment Trust, 6 1/4%,
                5/15/2005 (MBIA Ins.)                                                              507,992         363
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,717,999       1,227
----------------------------------------------------------------------------------------------------------------------
              New York--2.9%
       200M   New York City GO Bonds, 6 1/2%, 8/1/2005*
                (U.S Govt. Securities)                                                             206,973         148
       200M   New York State Dorm Auth. Lease Rev. Bonds, 6%,
                7/1/2005 (AMBAC Ins.)                                                              204,010         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                   410,983         294
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.6%
      $215M   Greenville Combined Enterprise System Rev. Bonds,
                4 1/4%, 9/1/2005 (FSA Ins.)                                                       $218,097        $156
----------------------------------------------------------------------------------------------------------------------
              Ohio--9.0%
       800M   Lucas County Facs. Improvement Rev. Bonds, VR,
                1.99% (LOC; Fifth Third Bank)                                                      800,000         571
       468M   Warren County Health Care Facs. Rev. Bonds, VR,
                2.03% (LOC; Fifth Third Bank)                                                      468,000         333
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,268,000         904
----------------------------------------------------------------------------------------------------------------------
              Tennessee--1.4%
       200M   Clarksville Public Bldg. Auth. Rev. Bonds Municipal
                Bldg. Fund, VR, 2.15% (LOC; Bank of America)                                       200,000         143
----------------------------------------------------------------------------------------------------------------------
              Texas--9.2%
       250M   Houston Independent School District Maintenance
                GO Tax Notes, 5%, 7/15/2005 (FSA Ins.)                                             254,056         181
       285M   Tarrant County Housing Rev. Bonds, VR, 2%
                (Fannie Mae Collateral Agreement)                                                  285,000         203
       500M   Texas State Turnpike Auth. Dallas North Tollway
                Rev. Bonds, 6.3%, 1/1/2005 (FGIC Ins.)                                             500,000         358
       240M   Trinity River Auth. Ten Mile Creek System Rev. Bonds,
                4%, 8/1/2005 (AMBAC Ins.)                                                          243,447         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,282,503         916
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.9%
       400M   Alexandria Industrial Dev. Auth. Rev. Bonds, VR, 2%
                (LOC; Bank of America)                                                             400,000         286
----------------------------------------------------------------------------------------------------------------------
              Washington--3.2%
       200M   Lake Tapps Parkway Properties Special Rev. Bonds,
                VR, 2.02% (LOC; U.S. Bank, NA)                                                     200,000         143
       250M   Seattle Housing Auth. Rev. Bonds Pioneer Human Svcs.
                Proj., VR, 2.05% (LOC; U.S. Bank, NA)                                              250,000         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                   450,000         321
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--4.3%
      $600M   Wisconsin State Health & Educ. Facs. Auth. Rev.
                Bonds, VR, 1.99% (LOC; JPMorgan Chase & Co.)                                      $600,000        $429
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,861,092)+                              99.0%     13,861,092       9,896
Other Assets, Less Liabilities                                                         1.0         146,250         104
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $14,007,342     $10,000
======================================================================================================================

  The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at December 31, 2004. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

* Municipal Bonds which have been prerefunded are shown at the prerefunded call date.

+ Aggregate cost for federal income tax purposes is the same.

  Summary of Abbreviations:
    AMBAC  American Municipal Bond Assurance Corporation
    CO     Corporate Obligor
    COP    Certificates of Participation
    FGIC   Financial Guaranty Insurance Company
    FSA    Financial Security Assurance
    GO     General Obligation
    LOC    Letter of Credit
    MBIA   Municipal Bond Investors Assurance Insurance Corporation
    VR     Variable Rate Securities


See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

This is the annual report for the First Investors Tax Exempt Municipal Bond Funds for the year ended December 31, 2004. During the year, our national insured tax exempt funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Insured Intermediate Tax Exempt Fund 1.3% and .5%, Insured Tax Exempt Fund 2.5% and 1.8%, and Insured Tax Exempt Fund II 4.4% and 3.6%. Our single state insured tax free funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Arizona 3.5% and 2.7%, California 4.0% and 3.2%, Colorado 3.5% and 2.8%, Connecticut 3.8% and 3.0%, Florida 3.4% and 2.6%, Georgia 3.2% and 2.5%, Maryland 2.5% and 1.7%, Massachusetts 2.7% and 2.0%, Michigan 2.3% and 1.5%, Minnesota 3.4% and 2.7%, Missouri 3.7% and 3.0%, New Jersey 2.6% and 1.8%, New York 2.4% and 1.7%, North Carolina 3.2% and 2.5%, Ohio 2.6% and 1.8%, Oregon 2.8% and 2.0%, Pennsylvania 2.4% and 1.5%, and Virginia 2.8% and 2.0%.

The Funds' performance was largely driven by the flattening of the municipal bond yield curve. Specifically, interest rates on tax-exempt bonds with maturities of 10 years and less rose in response to the Federal Reserve's tightening of monetary policy, while longer-term interest rates fell as inflation expectations remained subdued and foreign buyers continued to support the U.S. bond market.

The Funds' relative performance was hurt by the flattening of the yield curve. The Funds were positioned for rising long-term interest rates and generally held overweight positions in the 10-year sector of the yield curve and underweight positions in bonds with maturities of 22 years and greater. Conversely, the major municipal bond indexes had less exposure to the 10-year sector and greater exposure to bonds with maturities of 22 years or more. The flatter yield curve, combined with falling long-term rates, caused bonds with maturities of 22 years or more to outperform those with 10-year maturities. The Insured Intermediate Tax Exempt Fund was overweight in the five- and seven-year sectors of the yield curve and underweight in the 10-year sector. The flattening of the yield curve caused the Insured Intermediate Tax Exempt

FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Fund to underperform. Several Funds -- Insured Tax Exempt II, California, Florida and Georgia -- outperformed their respective peer groups due to relatively greater exposure to longer maturity bonds. In addition, the Connecticut Fund outperformed its peer group because a large number of its holdings were prerefunded.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
  and Portfolio Manager

January 31, 2005

Fund Expenses
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------------------------
                                              Beginning          Ending
                                               Account           Account       Expenses Paid
                                                Value             Value        During Period
                                               (7/1/04)         (12/31/04)   (7/1/04-12/31/04)*
------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00        $1,027.82           $4.84
Hypothetical (5% return before expenses)      $1,000.00        $1,020.36           $4.82
------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00        $1,023.96           $8.65
Hypothetical (5% return before expenses)      $1,000.00        $1,016.59           $8.62
------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
  Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART: Top Ten States)

New Jersey                                 20.7%
Arizona                                     8.5%
New York                                    8.2%
Oregon                                      7.8%
Michigan                                    7.5%
Pennsylvania                                7.2%
Florida                                     6.2%
Alabama                                     3.4%
Connecticut                                 3.2%
Louisiana                                   2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Insured Intermediate Tax Exempt Fund
Graph Plot Points
As of December 31, 2004

                Insured            Lehman           Merrill
           Intermediate          Brothers             Lynch
             Tax Exempt         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           10,700            11,759            11,768
Dec-96           11,136            12,259            12,302
Dec-97           11,990            13,385            13,645
Dec-98           12,766            14,253            14,613
Dec-99           12,831            13,959            13,686
Dec-00           14,129            15,590            16,033
Dec-01           14,810            16,389            16,750
Dec-02           16,686            17,963            18,547
Dec-03           17,318            18,916            19,692
Dec-04           17,540            19,764            20,766

(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only   S.E.C. Standardized
        One Year                1.28%           (4.59%)
        Five Years              6.45%            5.21%
        Ten Years               6.41%            5.78%
        S.E.C. 30-Day Yield             1.80%
Class B Shares
        One Year                0.53%           (3.47%)
        Five Years              5.63%            5.31%
        Since Inception
        (1/12/95)               5.67%            5.67%
        S.E.C. 30-Day Yield             1.17%

  The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.69%), 4.94% and 5.22%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.70%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (3.57%), 4.99% and 5.11%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.06%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              Alabama--3.4%
    $1,000M   Birmingham Series "A" 5 1/2% 4/1/2013                                             $1,140,000        $161
     1,145M   Jefferson County School Warrants GO 5% 4/1/2009                                    1,248,050         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,388,050         338
----------------------------------------------------------------------------------------------------------------------
              Arizona--8.4%
     3,500M   Arizona School Facs. Brd. Rev. Series "A" 5% 7/1/2008                              3,797,500         538
              University of Arizona COP Series "A":
     1,000M     4 1/8% 6/1/2007                                                                  1,041,250         147
     1,000M     5 1/4% 6/1/2009                                                                  1,106,250         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,945,000         842
----------------------------------------------------------------------------------------------------------------------
              Arkansas--1.5%
     1,000M   Beaver Water District Benton & Washington Counties
                Water Rev. 4% 11/15/2009                                                         1,053,750         149
----------------------------------------------------------------------------------------------------------------------
              California--1.6%
     1,000M   California State Dept. Wtr. Pwr. Supply Rev.
                5 1/4% 5/1/2010                                                                  1,118,750         158
----------------------------------------------------------------------------------------------------------------------
              Colorado--1.6%
     1,000M   Pueblo County School Dist. #60 GO (Pueblo)
                5% 12/15/2010                                                                    1,108,750         157
----------------------------------------------------------------------------------------------------------------------
              Connecticut--3.1%
     1,000M   Connecticut State GO Series "F" 5% 10/15/2009                                      1,101,250         157
     1,000M   Hamden GO 5% 7/15/2011                                                             1,106,250         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,207,500         314
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.6%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,101,250         157
----------------------------------------------------------------------------------------------------------------------
              Florida--6.2%
     3,000M   Florida State Dept. Env. Prot. Rev. (Florida Forever
                Series "B") 5% 7/1/2008                                                          3,255,000         461
     1,000M   Polk County Transportation Rev. 5% 12/1/2010**                                     1,096,250         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,351,250         616
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.5%
    $1,000M   Athens Housing Auth. Lease Rev. (Univ. of
                Georgia-East Campus) 4% 12/1/2009                                               $1,057,500        $150
----------------------------------------------------------------------------------------------------------------------
              Illinois--1.6%
     1,000M   Chicago Transit Auth. Rev. 5 1/4% 6/1/2009                                         1,102,500         156
----------------------------------------------------------------------------------------------------------------------
              Indiana--1.6%
     1,000M   New Albany Floyd County Sch. Bldg. Corp.
                5 3/4% 7/15/2020                                                                 1,133,750         160
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.5%
     1,000M   Kentucky Asset/Liability Community Gen. Fund
                Rev. Series "A" 5% 7/15/2009                                                     1,095,000         154
----------------------------------------------------------------------------------------------------------------------
              Louisiana--2.3%
     1,000M   Louisiana Pub. Facs. Auth. Rev. 4 1/2% 10/15/2010                                  1,071,250         152
       500M   New Orleans GO 5 1/8% 12/1/2010                                                      553,125          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,624,375         230
----------------------------------------------------------------------------------------------------------------------
              Maine--1.5%
     1,000M   Maine Municipal Bond Bank Series "A"
                4 3/4% 11/1/2006                                                                 1,043,750         148
----------------------------------------------------------------------------------------------------------------------
              Michigan--7.4%
     1,000M   Brighton Area School District GO Zero Coupon
                5/1/2005 (prerefunded at $49.325)*                                                 489,980          69
     1,000M   Michigan State Bldg. Auth. Rev. Series "I"
                5% 10/15/2009                                                                    1,100,000         156
     2,300M   Rochester Cmnty. School District GO 5% 5/1/2013                                    2,553,000         362
     1,000M   South Central Power Supply Systems Rev.
                5% 11/1/2010                                                                     1,103,750         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,246,730         743
----------------------------------------------------------------------------------------------------------------------
              Mississippi--1.5%
     1,000M   Gulfport GO 5% 3/1/2010                                                            1,097,500         154
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New Jersey--20.5%
              Jersey City General Obligations:
                General Improvement:
    $1,000M       Series "B" 4% 9/1/2006                                                        $1,030,000        $146
     1,700M       Series "C" 5% 9/1/2009                                                         1,861,500         263
     1,000M     School Improvement Series "B" 5% 3/1/2010                                        1,098,750         156
              New Jersey Economic Dev. Auth. Revenue:
     1,000M     Cigarette Tax 5% 6/15/2009                                                       1,087,500         154
     1,000M     School Facs. Series "C" 5% 6/15/2011                                             1,106,250         157
     3,700M     School Facs. Series "F" 5% 6/15/2011                                             4,093,125         579
     2,000M   New Jersey State Turnpike Auth. Rev. Series "A"
                3.15% 1/1/2035                                                                   2,007,500         285
     2,000M   New Jersey Trans. Auth. Series "A" 5% 6/15/2009                                    2,190,000         310
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,474,625       2,050
----------------------------------------------------------------------------------------------------------------------
              New York--8.1%
       150M   New York City GO 5 1/2% 8/1/2012                                                     169,688          25
              New York State Dormitory Auth. Revenue:
     1,000M     School District Fing. Prog. Series "E" 5% 10/1/2010                              1,103,750         156
     1,000M     Student Hsg. Corp. 5% 7/1/2010                                                   1,102,500         156
     3,000M   New York State Thwy. Auth. Gen. Hwy. 5 1/4% 4/1/2011                               3,356,250         475
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,732,188         812
----------------------------------------------------------------------------------------------------------------------
              Ohio--1.6%
     1,000M   Ohio State Bldg. Auth. Facs. Rev. 5 1/2% 10/1/2008                                 1,105,000         156
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.4%
       250M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                  276,875          39
----------------------------------------------------------------------------------------------------------------------
              Oregon--7.7%
     2,030M   Umatilla County School District #008R (Hermiston)
                GO 5% 6/15/2011                                                                  2,253,300         319
     1,900M   Washington County School District #048J (Beaverton)
                GO Series "A" 5% 6/1/2009                                                        2,082,875         295
     1,000M   Yamhill County School District #029J (Newburg)
                GO 5% 6/15/2010                                                                  1,102,500         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,438,675         770
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--7.2%
    $3,000M   Pennsylvania State GO 5% 10/1/2007                                                $3,210,000        $454
              Philadelphia Auth. Indl. Dev. Lease Revenue:
       500M     5 1/4% 10/1/2009                                                                   555,000          79
       150M     5 1/4% 10/1/2010                                                                   167,250          24
     1,000M   Philadelphia Muni. Auth. Rev. Series "B"
                5 1/4% 11/15/2011                                                                1,118,750         158
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,051,000         715
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--1.5%
     1,000M   Puerto Rico Pub. Bldg. Auth. Series "K"
                4% 7/1/2007**                                                                    1,038,750         147
----------------------------------------------------------------------------------------------------------------------
              Texas--1.5%
     1,000M   San Antonio Hotel Occupancy Rev. Series "B"
                5% 8/15/2008**                                                                   1,075,000         152
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.5%
     1,000M   West Virginia State Sch. Bldg. Auth. 5% 1/1/2010                                   1,095,000         154
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.5%
     1,000M   Wisconsin State Petroleum Ins. Fee Rev. Series "1"
                5% 7/1/2011                                                                      1,098,750         155
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $67,879,239)                                               69,061,268       9,776
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
      $800M   Valdez, AK Marine Terminal Exxon Pipeline Co.
                Adjustable Rate Note 2.1%*** (cost $800,000)                                      $800,000        $113
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $68,679,239)                               98.9%     69,861,268       9,889
Other Assets, Less Liabilities                                                         1.1         783,153         111
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $70,644,421     $10,000
======================================================================================================================

 *  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

*** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is reset daily and is the rate in effect at December 31, 2004.

    Summary of Abbreviations:

      COP Certificate of Participation
      GO  General Obligation


See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


-----------------------------------------------------------------------------------------------
                                                  Beginning        Ending
                                                   Account         Account      Expenses Paid
                                                    Value           Value       During Period
                                                   (7/1/04)       (12/31/04)  (7/1/04-12/31/04)*
-----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00        $1,042.99         $5.14
Hypothetical (5% return before expenses)         $1,000.00        $1,020.11         $5.08
-----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $1,039.42         $8.87
Hypothetical (5% return before expenses)         $1,000.00        $1,016.44         $8.77
-----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART: Top Ten States)

Illinois                                   17.4%
Georgia                                    11.1%
New York                                    8.1%
Texas                                       7.6%
Massachusetts                               5.6%
Nevada                                      4.6%
Missouri                                    3.9%
New Jersey                                  3.7%
California                                  3.6%
Pennsylvania                                3.5%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Insured Tax Exempt Fund
Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                Insured          Brothers             Lynch
             Tax Exempt         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           10,939            11,759            11,768
Dec-96           11,247            12,259            12,302
Dec-97           12,177            13,385            13,645
Dec-98           12,861            14,253            14,613
Dec-99           12,395            13,959            13,686
Dec-00           13,873            15,590            16,033
Dec-01           14,360            16,389            16,750
Dec-02           15,810            17,963            18,547
Dec-03           16,522            18,916            19,692
Dec-04           16,929            19,764            20,766

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year               2.47%           (3.46%)
  Five Years             6.43%            5.19%
  Ten Years              6.03%            5.41%
  S.E.C. 30-Day Yield            2.45%

Class B Shares
  One Year               1.76%           (2.24%)
  Five Years             5.66%            5.34%
  Since Inception
  (1/12/95)              5.38%            5.38%
  S.E.C. 30-Day Yield            1.88%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.56%), 5.12% and 5.37% respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.31%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.34%), 5.26% and 5.35%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.72%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.1%
              Alabama--.8%
    $5,835M   Alabama Water Pollution Control Auth. 6% 8/15/2014                                $6,630,019         $80
----------------------------------------------------------------------------------------------------------------------
              Alaska--.8%
     1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,715,625          21
     5,000M   North Slope Boro GO Zero Coupon 6/30/2005                                          4,950,650          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,666,275          81
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.5%
     8,550M   Arizona State Municipal Fing. Prog. COP
                7.7% 8/1/2010                                                                   10,195,875         123
              Phoenix Civic Improvement Corp.
                Water Sys. Revenue:
     1,000M     5 1/2% 7/1/2019                                                                  1,115,000          14
     1,000M     5 1/2% 7/1/2020                                                                  1,110,000          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,420,875         150
----------------------------------------------------------------------------------------------------------------------
              California--3.6%
     5,500M   California State Dept. Water Resource Pwr. Supply
                Rev. Series "A" 5 3/8% 5/1/2018                                                  6,105,000          74
    10,000M   California State GO 5% 6/1/2027                                                   10,412,500         126
     2,000M   Colton Joint Unified School Dist. GO Series "A"
                5 3/8% 8/1/2026                                                                  2,185,000          26
    10,000M   Los Angeles Community College Dist. GO Series "A"
                5 1/2% 8/1/2021                                                                 11,175,000         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,877,500         361
----------------------------------------------------------------------------------------------------------------------
              Connecticut--3.0%
              Connecticut State General Obligations:
     9,890M     Series "C" 5% 4/1/2023                                                          10,495,762         127
     3,750M     Series "D" 5% 12/1/2023                                                          3,989,062          48
     9,000M   Connecticut State Spl. Tax Oblig. Rev. Trans.
                Infrastructure 6 1/8% 9/1/2012                                                  10,563,750         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,048,574         302
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--.7%
     5,000M   Washington DC GO Series "B" 6% 6/1/2021                                            6,100,000          74
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida--1.5%
              Miami-Dade County Expwy. Auth. Toll Sys. Revenue:
    $6,550M     Series "B" 5% 7/1/2022                                                          $6,951,187         $84
     3,165M     Series "B" 5% 7/1/2023                                                           3,358,856          40
     1,395M   West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                 1,799,550          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,109,593         146
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.0%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                  17,025,000         206
              Atlanta Water & Wastewater Revenue:
     3,000M     5% 11/1/2023                                                                     3,176,250          38
     9,040M     Series "A" 5 1/2% 11/1/2019                                                     10,599,400         128
     2,540M   Fulton County Dev. Auth. Rev. Klaus Parking & Family
                Hsg. Projs. (Georgia Tech. Facs.) 5 1/4% 11/1/2021                               2,784,475          34
              Metropolitan Atlanta Rapid Transit Authority
                Sales Tax Rev.:
    20,450M     6 1/4% 7/1/2011                                                                 24,182,125         292
    28,305M     6% 7/1/2013                                                                     33,399,900         403
----------------------------------------------------------------------------------------------------------------------
                                                                                                91,167,150       1,101
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.6%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                     6,283,750          76
     6,000M     6% 10/1/2010                                                                     6,952,500          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,236,250         160
----------------------------------------------------------------------------------------------------------------------
              Illinois--17.2%
              Chicago Board of Education Lease Certificates of
                Participation Series "A":
     5,000M     6% 1/1/2016                                                                      5,962,500          72
    36,200M     6% 1/1/2020                                                                     43,213,750         522
              Chicago General Obligations:
     7,000M     6% 7/1/2005*                                                                     7,276,640          88
    16,660M     6 1/8% 7/1/2005*                                                                17,328,399         209
    16,750M   Illinois Development Fin. Auth. Poll. Cntl. Rev.
                6 3/4% 3/1/2015                                                                 17,202,083         208
              Illinois Development Fin. Auth. Revenue
                (Rockford School #205):
     5,000M     6.6% 2/1/2010                                                                    5,850,000          71
     3,000M     6.65% 2/1/2011                                                                   3,577,500          43
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
              Illinois State First Series General Obligations:
    $5,250M     6 1/8% 1/1/2010*                                                                $6,063,750         $73
     4,500M     5 1/2% 2/1/2016                                                                  5,006,250          60
     8,000M     5 1/2% 5/1/2017                                                                  8,890,000         107
    12,000M     5 1/2% 5/1/2018                                                                 13,305,000         161
     3,000M   Metro Pier & Exposition Auth. (McCormick Place
                Expansion) Series "B" 5 1/2% 6/15/2016                                           3,390,000          41
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,405,000          65
----------------------------------------------------------------------------------------------------------------------
                                                                                               142,470,872       1,720
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
     2,475M   Wyandotte County Unified Sch. Dist. #500 GO
                5% 9/1/2020                                                                      2,620,406          32
----------------------------------------------------------------------------------------------------------------------
              Louisiana--.7%
    12,350M   Regional Trans. Auth. Zero Coupon 12/1/2021                                        5,542,063          67
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--5.6%
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        11,691,656         141
     1,490M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                    1,547,737          19
     9,000M   Massachusetts State Construction Loan GO
                Series "D" 5% 11/1/2024                                                          9,495,000         115
    20,550M   Massachusetts State GO 6% 8/1/2009                                                23,478,375         283
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,212,768         558
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.1%
    10,000M   Michigan State Environmental Protection Prog.
                GO 6 1/4% 11/1/2012                                                             11,662,500         141
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              6,001,875          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,664,375         213
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.7%
              Minneapolis & St. Paul Metro Airports Comm. Airport
                Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,747,575          45
     3,315M     5 1/2% 1/1/2018                                                                  3,667,219          44
     5,770M     5 1/2% 1/1/2019                                                                  6,354,213          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,769,007         166
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.9%
              Missouri State Health & Educ. Facs. Auth. Series "A"
                (BJC Hlth. Sys.):
    $6,840M     6 3/4% 5/15/2010                                                                $8,113,950         $98
    10,175M     6 3/4% 5/15/2011                                                                12,260,875         148
              St. Louis Airport Revenue Series "A":
     4,135M     5 5/8% 7/1/2017                                                                  4,620,863          56
     3,620M     5 5/8% 7/1/2018                                                                  4,031,775          49
     3,030M     5 5/8% 7/1/2019                                                                  3,363,300          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,390,763         391
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.6%
              Clark County Nevada Bond Bank General Obligations:
     8,195M     5 1/2% 6/1/2017                                                                  9,116,938         110
     8,645M     5 1/2% 6/1/2018                                                                  9,595,950         116
              Las Vegas New Convention & Visitors Auth. Revenue:
     3,500M     5 3/4% 7/1/2015                                                                  3,946,250          48
     2,500M     5 3/4% 7/1/2017                                                                  2,812,500          34
              Truckee Meadows Nevada Water Authority Revenue:
     6,115M     5 1/2% 7/1/2017                                                                  6,787,650          82
     2,605M     5 1/2% 7/1/2018                                                                  2,888,294          35
     2,500M     5 1/2% 7/1/2019                                                                  2,759,375          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,906,957         458
----------------------------------------------------------------------------------------------------------------------
              New Jersey--3.7%
     2,200M   New Jersey State Educ. Facs. Auth. Rev. Public
                Library PJ Grant 5 1/2% 9/1/2018                                                 2,466,750          30
    10,000M   New Jersey State Trans. Corp. COP Fed. Trans.
                Admin. Grants Series "A" 5 3/4% 9/15/2009*                                      11,325,000         137
    16,300M   New Jersey State Turnpike Auth. Rev. Series "A"
                5% 1/1/2035                                                                     16,564,875         200
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,356,625         367
----------------------------------------------------------------------------------------------------------------------
              New Mexico--1.3%
    10,000M   New Mexico Fin. Auth. State Trans. Rev. Series "A"
                5 1/4% 6/15/2021                                                                11,062,500         134
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York--8.0%
              New York City General Obligations:
    $5,000M     Series "C" 5 1/2% 3/15/2015                                                     $5,550,000         $67
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,668,000          44
    22,250M   New York City Municipal Water Fin. Auth. Rev.
                6% 6/15/2021                                                                    27,311,875         330
              New York State Dorm. Auth. Rev. New York University:
     5,000M     5 7/8% 5/15/2017                                                                 6,000,000          72
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      12,000,000         145
     5,950M   New York State Housing Fin. Agy. Rev.
                5 7/8% 11/1/2010                                                                 6,299,562          76
     5,000M   Suffolk County Judicial Facs. Agy. (John P. Cohalan
                Complex) 5 3/4% 10/15/2013                                                       5,706,250          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,535,687         803
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.9%
     3,030M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                  3,261,038          39
              North Carolina Municipal Pwr. Agy. (Catawba Elec.):
     8,950M     6% 1/1/2010                                                                     10,214,187         123
     8,945M     6% 1/1/2011                                                                     10,320,294         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,795,519         287
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.5%
    10,500M   Mercer County Pollution Control Rev. (Basin Elec.
                Pwr. Coop.) 7.2% 6/30/2013                                                      12,849,375         154
----------------------------------------------------------------------------------------------------------------------
              Ohio--.9%
     6,000M   Jefferson County Jail Construction GO 5 3/4% 12/1/2019                             7,177,500          87
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.8%
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
                6% 8/15/2017                                                                     6,239,425          75
----------------------------------------------------------------------------------------------------------------------
              Oregon--.7%
              Portland Urban Renewal & Redev. South Park Blocks
                Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 3,058,825          37
     2,630M     5 3/4% 6/15/2016                                                                 2,981,762          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,040,587          73
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.4%
    $3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                                $3,255,000         $39
     5,000M   Moon Area School District 5% 11/15/2024                                            5,281,250          64
     4,925M   Philadelphia Housing Auth. Capital Fund Prog. Rev.
                Series "A" 5 1/2% 12/1/2019                                                      5,565,250          67
    12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                               14,460,000         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,561,500         344
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.5%
     4,000M   Rhode Island State Construction Capital Dev. GO
                Series "A" 5 1/2% 7/15/2018                                                      4,450,000          54
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Educ. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 1/1/2008*                                                4,442,888          54
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.5%
     3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Proj.) Series "A" 5 1/2% 11/1/2016                                3,976,875          48
----------------------------------------------------------------------------------------------------------------------
              Texas--7.6%
    16,000M   Austin Texas Utilities Systems Rev. 6% 11/15/2013                                 18,680,000         226
              Harris County Toll Road Sub. Liens
                General Obligations Series "A":
    11,065M     6 1/2% 8/15/2012                                                                13,305,663         161
     7,305M     6 1/2% 8/15/2013                                                                 8,866,444         107
              Houston Water Conveyance System
                Certificates of Participation:
     2,250M     6 1/4% 12/15/2012                                                                2,688,750          32
     4,705M     6 1/4% 12/15/2013                                                                5,663,644          68
     4,950M     6 1/4% 12/15/2014                                                                6,008,062          73
     6,035M     6 1/4% 12/15/2015                                                                7,355,156          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                62,567,719         756
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
     1,680M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                  2,358,300          29
----------------------------------------------------------------------------------------------------------------------
              Virginia--.4%
     3,310M   Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                  3,434,125          42
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Washington--2.2%
              Snohomish County Washington Ltd.
                Tax General Obligations:
    $7,975M     5 1/2% 12/1/2017                                                                $8,882,156        $107
     8,410M     5 1/2% 12/1/2018                                                                 9,345,613         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,227,769         220
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.3%
    12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                6.9% 8/1/2021                                                                   15,795,000         191
    10,745M   Wisconsin State Series "E" 5% 5/1/2025                                            11,295,681         136
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,090,681         327
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $728,866,565)                                    99.1%    821,000,522       9,914
Other Assets, Less Liabilities                                                          .9       7,094,149          86
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $828,094,671     $10,000
======================================================================================================================


                                                                               Expiration      Notional     Unrealized
Interest Rate Swap                                                                   Date        Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
the BMA Index and pay quarterly a fixed
rate equal to 3.765% with Citibank, N.A.                                        8/18/2014      $40,000M      $(620,339)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  Summary of Abbreviations:
    COP   Certificate of Participation
    GO    General Obligation


See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,053.23          $5.16
Hypothetical (5% return before expenses)         $1,000.00      $1,020.11          $5.08
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,049.89          $9.02
Hypothetical (5% return before expenses)         $1,000.00      $1,016.34          $8.87
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.75% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART: Top Ten States)

Florida                                    12.0%
Michigan                                   11.7%
California                                 10.5%
Texas                                       8.0%
Colorado                                    8.0%
Ohio                                        7.4%
Massachusetts                               5.1%
Indiana                                     3.6%
New Jersey                                  3.4%
Virginia                                    3.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Insured Tax Exempt Fund II
Graph Plot Points
As of December 31, 2004

                Insured            Lehman           Merrill
                    Tax          Brothers             Lynch
                 Exempt         Municipal         Municipal
                Fund II             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,364            11,759            11,768
Dec-96           11,831            12,259            12,302
Dec-97           13,049            13,385            13,645
Dec-98           14,014            14,253            14,613
Dec-99           13,745            13,959            13,686
Dec-00           15,601            15,590            16,033
Dec-01           16,447            16,389            16,750
Dec-02           18,476            17,963            18,547
Dec-03           19,408            18,916            19,692
Dec-04           20,255            19,764            20,766


(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares         N.A.V. Only  S.E.C. Standardized
  One Year               4.36%          (1.64%)
  Five Years             8.06%           6.79%
  Ten Years              7.95%           7.31%
  S.E.C. 30-Day Yield            2.69%

Class B Shares
  One Year               3.62%          (0.38%)
  Since Inception
  (12/18/00)             6.13%           5.71%
  S.E.C. 30-Day Yield            2.11%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.10%), 6.25% and 6.43%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.27%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year and Since Inception would have been (.85%) and 5.18%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.63%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities Master
  Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.9%
              Alabama--.3%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2006*                                     $270,625         $27
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.1%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,143,750         114
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.4%
     1,000M   Arizona State Trans. Bd. Hwy. Rev. 5 1/4% 7/1/2020                                 1,091,250         109
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               313,750          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,405,000         141
----------------------------------------------------------------------------------------------------------------------
              California--11.0%
     3,000M   California State Dept. Water Res. Pwr. Supply Rev.
                Series "A" 5 3/8% 5/1/2018                                                       3,330,000         333
     5,000M   California State GO 5% 6/1/2027                                                    5,206,250         521
       690M   Jefferson Unified High Sch. Dist. GO (San Mateo Cnty.)
                6 1/4% 2/1/2017                                                                    846,975          85
     1,500M   San Mateo Unified High Sch. Dist. GO 5% 9/1/2024                                   1,586,250         158
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,969,475       1,097
----------------------------------------------------------------------------------------------------------------------
              Colorado--8.4%
     1,500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                GO Series "A" 5 1/8% 12/1/2021                                                   1,629,375         163
     1,590M   Adams & Weld Cntys. Sch. Dist. #27J Brighton GO
                5% 12/1/2015                                                                     1,760,925         176
     1,535M   Grand Cnty. Sch. Dist. #002 East Grand GO Series "B"
                5% 12/1/2023                                                                     1,625,181         162
     1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                              1,087,500         109
     2,180M   Widefield Water & San. Dist. Wtr. & Swr. Rev.
                5% 12/1/2022                                                                     2,329,875         233
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,432,856         843
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.8%
     1,250M   Connecticut State GO Series "D" 5% 12/1/2023                                       1,329,688         133
     1,425M   West Haven GO 5% 7/1/2023                                                          1,476,656         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,806,344         281
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida--12.6%
      $335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                          $368,919         $37
     3,850M   Duval Cnty. School Board 5% 7/1/2020 (when-issued)                                 4,143,562         414
     3,000M   Miami-Dade County Expwy. Auth. Toll Sys. Rev.
                Series "B" 5% 7/1/2023                                                           3,183,750         318
     1,045M   Port St. Lucie Util. Sys. Rev. 5% 9/1/2022                                         1,110,313         111
     1,965M   St. Lucie School Bd. Master Lease Prog. Series "A"
                5% 7/1/2026                                                                      2,048,513         205
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,716,275         172
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,571,332       1,257
----------------------------------------------------------------------------------------------------------------------
              Georgia--3.2%
     1,000M   Atlanta Airport Revenue Series "G" 5% 1/1/2026                                     1,033,750         103
     1,000M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 1,096,250         110
     1,000M   Georgia Municipal Association, Inc. COP
                (City Court Atlanta Proj.) 5 1/8% 12/1/2021                                      1,076,250         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,206,250         321
----------------------------------------------------------------------------------------------------------------------
              Illinois--.5%
       500M   Chicago GO 6% 7/1/2005*                                                              519,760          52
----------------------------------------------------------------------------------------------------------------------
              Indiana--3.8%
     1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                          1,140,725         114
     1,105M   Merrillville Multi-School Building Corp. GO
                5 1/2% 7/15/2017                                                                 1,229,312         123
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 7/15/2017                                                                 1,420,313         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,790,350         379
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.1%
     1,000M   Kentucky State Ppty. & Buildings Comm. Rev.
                5 1/4% 8/1/2013*                                                                 1,136,250         114
----------------------------------------------------------------------------------------------------------------------
              Louisiana--2.0%
     1,845M   Louisiana Local Govt. Env. Facs. & Comm.
                5 1/4% 10/1/2021                                                                 1,990,294         199
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--5.3%
    $1,305M   Ashland GO 5 1/4% 5/15/2021                                                       $1,428,975        $143
     1,625M   Massachusetts State Construction Loan GO
                Series "D" 5% 11/1/2024                                                          1,714,375         171
     1,000M   Springfield GO 5 1/4% 1/15/2022                                                    1,090,000         109
     1,000M   University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                 1,080,000         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,313,350         531
----------------------------------------------------------------------------------------------------------------------
              Michigan--12.3%
     1,000M   Detroit City School Dist. GO (Sch. Bldg. & Site Impt.)
                5 1/2% 5/1/2018                                                                  1,111,250         111
     1,105M   Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                     1,203,069         120
     1,825M   Gull Lake Cmnty. School Dist. Sch. Bldg. & Site GO
                5% 5/1/2022                                                                      1,939,063         194
     1,000M   Howell Public Schools GO Zero Coupon 5/1/2006*                                       445,000          45
     1,700M   Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                                 1,768,000         177
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion
                Turbine #1 Proj.) 5 1/4% 1/1/2018                                                1,088,750         109
       750M   Milan Area School Dist. GO 5 5/8% 5/1/2010*                                          851,250          85
     3,600M   Southfield Public School Bldg. & Site Series "B"
                GO 5 1/8% 5/1/2021                                                               3,901,500         390
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,307,882       1,231
----------------------------------------------------------------------------------------------------------------------
              Mississippi--1.1%
     1,000M   Mississippi Dev. Bank Spl. Oblig. (Jackson Wtr. &
                Swr. Sys.) 5% 9/1/2021                                                           1,065,000         106
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.3%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             226,000          23
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2014                                 351,850          35
       250M   St. Joseph School Dist. GO (Direct Dep. Prog.)
                5 3/4% 3/1/2019                                                                    282,187          28
       375M   St. Louis County Pattonville R-3 School Dist. GO
                (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                               430,312          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,290,349         129
----------------------------------------------------------------------------------------------------------------------
              Nebraska--1.1%
     1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                            1,087,500         109
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New Jersey--3.6%
    $1,000M   Hudson County COP 5% 12/1/2021                                                    $1,071,250        $107
     2,350M   New Jersey State Educ. Facs. Auth. Rowan Univ.
                5 1/8% 7/1/2021                                                                  2,532,125         253
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,603,375         360
----------------------------------------------------------------------------------------------------------------------
              New York--2.5%
              Camden Central School District General Obligations:
       725M     5 1/2% 3/15/2016                                                                   814,719          82
       250M     5 1/2% 3/15/2017                                                                   281,250          28
     1,255M   New York State Dorm Auth. Lease Rev. Univ. Dorm
                Facs. Series "A" 5% 7/1/2021                                                     1,352,263         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,448,232         245
----------------------------------------------------------------------------------------------------------------------
              Ohio--7.7%
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,377,362         138
     2,500M   Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                    2,662,500         266
     1,380M   Cincinnati State Tech. & Cmnty. College Gen. Receipts
                5 1/4% 10/1/2020                                                                 1,521,450         152
     1,500M   Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                 1,663,125         167
       450M   Youngstown GO 6% 12/1/2031                                                           513,000          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,737,437         774
----------------------------------------------------------------------------------------------------------------------
              Oregon--.5%
       500M   Oregon State Dept. of Administrative Services COP
                5.65% 5/1/2007*                                                                    543,125          54
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.7%
       525M   Erie GO 5 3/4% 5/15/2007*                                                            567,000          57
              State Public School Bldg. Authority:
     1,000M     Philadelphia 5 1/4% 6/1/2024                                                     1,081,250         108
     1,000M     Richland 5% 11/15/2023                                                           1,058,750         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,707,000         271
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.6%
      $545M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl.
                Facs. 6 1/4% 7/1/2016                                                             $558,625         $56
----------------------------------------------------------------------------------------------------------------------
              South Carolina--1.1%
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,076,250         108
----------------------------------------------------------------------------------------------------------------------
              Texas--8.4%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      589,587          59
       400M   Harris County Toll Road GO Sub. Liens Series "A"
                6 1/2% 8/15/2013                                                                   485,500          48
     5,000M   Houston Utility Systems Rev. 5 1/4% 5/15/2020                                      5,518,750         552
     1,800M   Tyler Ind. School District GO 5% 2/15/2028                                         1,849,500         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,443,337         844
----------------------------------------------------------------------------------------------------------------------
              Virginia--3.3%
     1,100M   Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev. Series "B"
                5% 2/15/2024                                                                     1,153,625         115
     1,000M   Front Royal & Warren Cntys. Indl. Dev. Auth.
                Lease Rev. Series "B" 5% 4/1/2022                                                1,062,500         106
     1,000M   Richmond Public Utility Rev. 5% 1/15/2022                                          1,066,250         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,282,375         328
----------------------------------------------------------------------------------------------------------------------
              Washington--1.2%
     1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                             1,196,275         120
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $96,430,591)                                              100,902,398      10,091
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.0%
              Adjustable Rate Notes**
    $2,500M   Missouri St. Hlth. & Educ. Facs. Rev. 2.13%                                       $2,500,000        $250
     1,500M   University of Michigan Regent Hosp. Rev. 2.15%                                     1,500,000         150
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $4,000,000)                                                                              4,000,000         400
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $100,430,591)                             104.9%    104,902,398      10,491
Excess of Liabilities Over Other Assets                                               (4.9)     (4,909,105)       (491)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $99,993,293     $10,000
======================================================================================================================



                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014       $2,600M       $(98,361)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014        4,800M         32,416
----------------------------------------------------------------------------------------------------------------------
                                                                                                $7,400M       $(65,945)
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are reset daily and are the rates in effect at December 31, 2004.

   Summary of Abbreviations:
     COP   Certificate of Participation
     GO    General Obligation


See notes to financial statements



Fund Expenses
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------

Expense Example - Class A Shares
Actual                                           $1,000.00      $1,042.31          $5.03
Hypothetical (5% return before expenses)         $1,000.00      $1,020.21          $4.98
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,038.50          $8.86
Hypothetical (5% return before expenses)         $1,000.00      $1,016.44          $8.77
----------------------------------------------------------------------------------------------


* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        31.0%
Education                                  24.4%
Transportation                             18.8%
Utilities                                  15.4%
Other Revenue                               4.7%
Healthcare                                  3.0%
Short-Term Tax-Exempt Investments           1.4%
Housing                                     1.3%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors New York Insured Tax Free Fund
Graph Plot Points
As of December 31, 2004

               New York            Lehman           Merrill
                Insured          Brothers             Lynch
               Tax Free         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           10,884            11,759            11,768
Dec-96           11,205            12,259            12,302
Dec-97           12,081            13,385            13,645
Dec-98           12,757            14,253            14,613
Dec-99           12,289            13,959            13,686
Dec-00           13,814            15,590            16,033
Dec-01           14,248            16,389            16,750
Dec-02           15,737            17,963            18,547
Dec-03           16,425            18,916            19,692
Dec-04           16,825            19,764            20,766


(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.44%          (3.42%)
        Five Years              6.48%           5.24%
        Ten Years               5.96%           5.34%
        S.E.C. 30-Day Yield             2.66%
Class B Shares
        One Year                1.69%          (2.31%)
        Five Years              5.70%           5.38%
        Since Inception
        (1/12/95)               5.31%           5.31%
        S.E.C. 30-Day Yield             2.08%

  The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.57%), 5.10% and 5.23%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.52%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.46%), 5.22% and 5.20%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.92%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Education--24.2%
    $1,425M   Montgomery County Indl. Dev. Agy. Lease Rev. HFM
                Boces Series "A" 5% 7/1/2024 (when-issued)                                      $1,494,469         $80
              New York State Dormitory Authority Revenue:
                City University:
     2,000M       5 3/4% 7/1/2012                                                                2,252,500         121
     5,955M       5 3/4% 7/1/2013                                                                6,937,575         374
     3,000M       6% 7/1/2020                                                                    3,686,250         199
     2,350M     Colgate University 6% 7/1/2021                                                   2,884,625         155
     1,500M     Educational Facility 5 1/4% 5/15/2021                                            1,706,250          92
     1,000M     Fashion Institution of Technology 5 1/4% 7/1/2019                                1,108,750          60
                New York University:
     1,610M       6% 7/1/2018                                                                    1,956,150         105
     2,155M       5% 7/1/2021                                                                    2,316,625         125
     2,205M       5% 7/1/2022                                                                    2,351,081         127
     2,345M       5% 7/1/2023                                                                    2,497,425         135
     1,425M     NYSARC Insured Series "A" 5 1/4% 7/1/2018                                        1,565,719          84
     2,715M     Rochester Institute of Technology 5 1/4% 7/1/2018                                2,962,744         160
                School Districts Financing Program:
     3,550M       Series "A" 5 1/4% 4/1/2022                                                     3,913,875         211
     1,000M       Series "C" 5 1/4% 4/1/2021                                                     1,088,750          59
                Special Act School Districts Programs:
     1,375M       6% 7/1/2012                                                                    1,565,781          84
     1,460M       6% 7/1/2013                                                                    1,668,050          90
                State Dormitory Facilities Series "A":
     1,085M       5% 7/1/2020                                                                    1,160,950          62
     1,685M       5% 7/1/2021                                                                    1,794,525          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                44,912,094       2,420
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.8%
              Buffalo:
     1,040M     General Improvement Series "D" 6% 12/1/2013                                      1,199,900          65
                School District Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,254,300          67
     2,360M       5 3/8% 11/15/2017                                                              2,613,700         141
     2,620M       5 3/8% 11/15/2019                                                              2,904,925         156
     1,000M     School District Series "D" 5 1/2% 12/15/2015                                     1,125,000          61
     1,000M   Central Square Central School Dist. 5% 5/15/2017                                   1,082,500          58
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
              Eastport South Manor Central School District:
    $1,250M     5% 6/15/2016                                                                    $1,362,500         $73
     1,315M     5% 6/15/2017                                                                     1,425,131          77
     1,385M     5% 6/15/2018                                                                     1,499,262          81
     1,000M   Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                             1,137,500          61
              New York City:
     1,000M     Series "A" 7 1/4% 3/15/2005*                                                     1,010,600          54
     4,420M     Series "C" 5 5/8% 3/15/2019                                                      4,933,825         266
                Series "E":
     1,000M       6.2% 8/1/2008                                                                  1,125,000          61
     2,000M       5 3/4% 8/1/2018                                                                2,277,500         123
     4,570M       5 3/4% 5/15/2024                                                               5,129,825         276
     2,500M     Series "F" 5 1/4% 8/1/2014                                                       2,750,000         148
     2,885M     Series "G" 5 3/4% 8/1/2018                                                       3,285,294         177
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,223,900         120
     1,395M   North Syracuse Central School Dist. Series "A"
                5% 6/15/2018                                                                     1,497,881          81
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,590,000         247
     1,000M   Red Hook Central School Dist. 5 1/8% 6/15/2017                                     1,090,000          59
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,105,000          59
              Shenendehowa Central School Dist. (Clifton Park):
                Series "E":
       585M       5% 1/1/2018                                                                      625,950          34
       610M       5% 1/1/2019                                                                      649,650          35
       500M     Series "F" 5% 7/15/2018                                                            537,500          29
     1,775M   Webster Central School District 5% 6/15/2019                                       1,917,000         103
              Yonkers Series "A":
     1,345M     5 1/8% 7/1/2016                                                                  1,464,369          79
     1,900M     5 3/4% 10/1/2016                                                                 2,166,000         117
     1,410M     5 1/4% 7/1/2017                                                                  1,543,950          83
     1,480M     5 1/4% 7/1/2018                                                                  1,616,900          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                57,144,862       3,078
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.0%
              New York State Dormitory Authority Revenue:
    $2,000M     Mental Hlth. Facs. 5 1/4% 2/15/2019                                             $2,182,500        $118
     1,320M     United Cerebral Palsy Aff. 5 1/8% 7/1/2021                                       1,428,900          77
     1,850M   New York State Medical Care Facs. Agy.
                (Long Term Hlth. Care) 7 3/8% 11/1/2011                                          1,857,400         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,468,800         295
----------------------------------------------------------------------------------------------------------------------
              Housing--1.3%
     2,345M   New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                  2,465,181         133
----------------------------------------------------------------------------------------------------------------------
              Transportation--18.6%
              Metropolitan Transit Authority of New York:
                Transit Authority Revenue:
     2,500M       Series "A" 5% 11/15/2020                                                       2,675,000         144
     5,000M       Series "B" 5 1/4% 11/15/2022                                                   5,475,000         295
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,953,219         159
              New York State Thruway Auth. Hwy. & Bridge
                Series "A":
     1,500M     6% 4/1/2015                                                                      1,723,125          93
     3,250M     5 1/4% 4/1/2017                                                                  3,558,750         192
     3,500M     5 1/4% 4/1/2018                                                                  3,810,625         205
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
     1,500M     7.902%, 9/15/2018                                                                1,768,125          95
     1,500M     7.902%, 9/15/2019                                                                1,764,375          95
     1,845M     7.902%, 9/15/2020                                                                2,156,344         116
       660M     7.902%, 9/15/2021                                                                  760,650          41
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      7,935,000         428
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,580,213       1,863
----------------------------------------------------------------------------------------------------------------------
              Utilities--15.3%
     1,015M   Nassau County Sewer and Storm Water Fin. Auth.
                Series "B" 5% 10/1/2024                                                          1,069,556          58
              New York City Municipal Water Fin. Auth. Revenue:
     2,750M     6% 6/15/2021                                                                     3,375,625         182
     7,000M     5 1/2% 6/15/2033                                                                 7,577,500         408
     8,000M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              8,950,000         482
     6,165M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                        7,475,063         403
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,447,744       1,533
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--4.7%
    $2,500M   Nassau County Interim Fin. Auth. 5 3/4% 11/15/2010*                               $2,884,375        $155
     3,000M   New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                              3,281,250         177
       865M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                  1,074,763          58
     1,425M   Sales Tax Receivable Corp. Series "A" 5% 10/15/2025                                1,498,031          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,738,419         471
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $166,555,351)                                             181,757,313       9,793
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
              Adjustable Rate Notes***
              New York City Transitional Financial Authority:
     2,000M     Series "3" 2.15%                                                                 2,000,000         108
       400M     Series "C" 2.15%                                                                   400,000          22
       100M   Puerto Rico Commonwealth Govt. Dev. Bank 1.92%                                       100,000           5
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $2,500,000)                                                                              2,500,000         135
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $169,055,351)                              99.3%    184,257,313       9,928
Other Assets, Less Liabilities                                                          .7       1,330,498          72
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $185,587,811     $10,000
======================================================================================================================





----------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014      $11,700M      $(442,625)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014       10,700M         72,261
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.858% with Citibank, N.A.                                           12/6/2014       10,000M       (163,948)
----------------------------------------------------------------------------------------------------------------------
                                                                                               $32,400M      $(534,312)
----------------------------------------------------------------------------------------------------------------------

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at December 31, 2004.

*** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at December 31, 2004.


See notes to financial statements



Fund Expenses
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,047.77          $3.86
Hypothetical (5% return before expenses)         $1,000.00      $1,021.37          $3.81
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,043.70          $7.71
Hypothetical (5% return before expenses)         $1,000.00      $1,017.60          $7.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

Utilities                                  24.9%
General Obligations                        24.3%
Other Revenue                              23.7%
Education                                  11.9%
Health Care                                 7.5%
Transportation                              4.2%
Certificates of Participation               2.7%
Housing                                     0.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund - Arizona Fund
Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
                Arizona         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,164            11,759            11,768
Dec-96           11,577            12,259            12,302
Dec-97           12,652            13,385            13,645
Dec-98           13,433            14,253            14,613
Dec-99           13,181            13,959            13,686
Dec-00           14,615            15,590            16,033
Dec-01           15,282            16,389            16,750
Dec-02           16,828            17,963            18,547
Dec-03           17,629            18,916            19,692
Dec-04           18,248            19,764            20,766


(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only   S.E.C. Standardized
        One Year                3.51%           (2.42%)
        Five Years              6.72%            5.46%
        Ten Years               6.83%            6.20%
        S.E.C. 30-Day Yield             2.49%
Class B Shares
        One Year                2.71%           (1.29%)
        Five Years              5.91%            5.59%
        Since Inception
        (1/12/95)               6.09%            6.09%
        S.E.C. 30-Day Yield             1.89%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.85%), 5.01% and 5.58%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.04%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.72%), 5.08% and 5.48%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.42%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Certificates of Participation--2.6%
      $500M   Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                             $531,875        $260
----------------------------------------------------------------------------------------------------------------------
              Education--11.6%
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    560,000         274
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,100,000         538
       640M   South Campus Group (Arizona St. Univ. Proj.
                South Campus) 5 5/8% 9/1/2023                                                      723,200         353
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,383,200       1,165
----------------------------------------------------------------------------------------------------------------------
              General Obligations--23.8%
              Maricopa County School District:
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 923,750         452
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     620,813         304
     1,925M     #89 (Dysart) 5 1/4% 7/1/2014*                                                    2,194,500       1,074
     1,000M   Phoenix Series "B" 5 3/8% 7/1/2019                                                 1,117,500         547
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,856,563       2,377
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.3%
       650M   Maricopa County Ind. Dev. Hosp. Facs. Auth.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               815,750         399
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    672,000         329
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,487,750         728
----------------------------------------------------------------------------------------------------------------------
              Housing--.8%
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     160,688          79
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.1%
       385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                 393,701         193
       400M   Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                    443,500         217
----------------------------------------------------------------------------------------------------------------------
                                                                                                   837,201         410
----------------------------------------------------------------------------------------------------------------------
              Utilities--24.3%
              Mesa Utility Systems Revenue:
       250M     6 1/8% 7/1/2007*                                                                   275,312         135
     1,000M     5% 7/1/2019                                                                      1,117,500         547
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Phoenix Civic Improvement Corp. Water Sys. Revenue:
    $1,000M     5% 7/1/2018                                                                     $1,070,000        $524
       500M     5 1/2% 7/1/2020                                                                    555,000         271
       500M   Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                        553,750         271
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               831,562         407
       500M   Tucson Water Rev. 5.3% 7/1/2009*                                                     557,500         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,960,624       2,428
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--23.1%
     1,000M   Flagstaff Municipal Facs. Corp. 5 1/4% 7/1/2020                                    1,096,250         536
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    280,938         137
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  556,875         273
       750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                833,437         408
       400M   Sierra Vista Municipal Property Corp. Muni.
                Facs. Rev. 6% 1/1/2011                                                             405,688         199
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2009*                                                                   450,500         220
     1,000M   Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                              1,102,500         540
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,726,188       2,313
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,409,944)                                     97.6%     19,944,089       9,760
Other Assets, Less Liabilities                                                         2.4         489,902         240
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,433,991     $10,000
======================================================================================================================



                                                                               Expiration      Notional     Unrealized
Interest Rate Swap                                                                   Date        Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014       $1,000M         $6,754
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,053.80         $4.39
Hypothetical (5% return before expenses)         $1,000.00      $1,020.87         $4.32
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,049.73         $8.24
Hypothetical (5% return before expenses)         $1,000.00      $1,017.10         $8.11
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

Utilities                                  31.3%
General Obligations                        28.2%
Other Revenue                              25.0%
Certificates of Participation               8.9%
Transportation                              6.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- California Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
             California         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,134            11,759            11,768
Dec-96           11,570            12,259            12,302
Dec-97           12,688            13,385            13,645
Dec-98           13,489            14,253            14,613
Dec-99           13,100            13,959            13,686
Dec-00           14,876            15,590            16,033
Dec-01           15,438            16,389            16,750
Dec-02           17,064            17,963            18,547
Dec-03           17,823            18,916            19,692
Dec-04           18,528            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

                           Average Annual Total Returns*
Class A Shares                N.A.V. Only  S.E.C. Standardized
        One Year                3.96%           (2.00%)
        Five Years              7.18%            5.91%
        Ten Years               7.00%            6.36%
        S.E.C. 30-Day Yield             2.75%
Class B Shares
        One Year                3.15%           (0.85%)
        Five Years              6.37%            6.06%
        Since Inception
        (1/12/95)               6.26%            6.26%
        S.E.C. 30-Day Yield             2.18%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.30%), 5.53% and 5.96%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.45%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.16%), 5.62% and 5.85%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.84%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Certificates of Participation--8.7%
      $500M   Castaic Lake Water Agency Water Sys. Impt. Proj.
                7% 8/1/2012                                                                       $621,250        $215
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        825,938         285
     1,000M   West Contra Costa Healthcare 5 3/8% 7/1/2024                                       1,083,750         375
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,530,938         875
----------------------------------------------------------------------------------------------------------------------
              General Obligations--27.9%
     1,000M   Chaffey Community College District 5 1/4% 7/1/2022                                 1,091,250         377
       500M   Fontana School District 5 3/4% 5/1/2022                                              560,625         194
       650M   Jefferson Unified High Sch. Dist. (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    793,813         275
     1,000M   Morgan Hill Unified School District 5 1/4% 8/1/2018                                1,111,250         384
       750M   Natomas Unified School District 5.95% 9/1/2021                                       888,750         307
     1,000M   San Diego Unified School District Series "E"
                5 1/4% 7/1/2013*                                                                 1,128,750         390
     1,500M   Santa Clarita Community College District 5 1/8% 8/1/2026                           1,573,125         544
              Walnut Valley School District:
       250M     6% 8/1/2012                                                                        297,812         103
       500M     7.2% 2/1/2016                                                                      621,250         215
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,066,625       2,789
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.5%
     1,000M   Port of Oakland Revenue Bonds Series "M"
                5 1/4% 11/1/2020                                                                 1,096,250         379
       700M   Puerto Rico Commonwealth Hwy. & Trans.
                Auth. Rev. 5 3/4% 7/1/2018                                                         794,500         275
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,890,750         654
----------------------------------------------------------------------------------------------------------------------
              Utilities--31.0%
     1,500M   California State Dept. Water Res. Pwr. Supply Rev.
                Series "A" 5 3/8% 5/1/2018                                                       1,665,000         576
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                    302,500         105
     1,150M   Los Angeles Water & Power Rev. Series "B"
                5 1/8% 7/1/2020                                                                  1,249,188         432
       700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                783,125         271
     1,000M   Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev.
                5% 12/1/2027                                                                     1,032,500         357
     1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                5 1/4% 12/1/2017                                                                 1,344,612         465
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,525M   Semitropic Impt. Dist. Water Storage Dist.
                5 1/2% 12/01/2022                                                               $1,709,906        $591
       750M   South Gate Public Fing. Auth. Wtr. Rev. Series "A"
                6% 10/1/2012                                                                       873,750         302
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,960,581       3,099
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.8%
       500M   Barstow Redevelopment Agy. 7% 9/1/2014                                               602,487         208
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,146,250         396
     1,000M   Long Beach Fing. Auth. Rev. 6% 11/1/2017                                           1,213,750         420
     1,105M   Palm Springs Fing. Auth. Lease Rev. Series "A"
                (Convention Ctr. Proj.) 5 1/4% 11/01/2020                                        1,238,981         428
     1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                5 1/4% 8/1/2020                                                                  1,093,750         378
       325M   San Jose Redevelopment Agy. 6% 8/1/2015                                              389,188         135
       700M   San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                              868,000         300
       500M   Santa Ana Fing. Auth. Lease Rev. (Police Admin. &
                Hldg. Facs.) 6 1/4% 7/1/2015                                                       608,750         211
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,161,156       2,476
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,076,004)                                     98.9%     28,610,050       9,893
Other Assets, Less Liabilities                                                         1.1         309,715         107
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,919,765     $10,000
======================================================================================================================


                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014       $1,500M       $(56,747)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014        1,400M          9,455
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,900M       $(47,292)
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,047.13          $3.09
Hypothetical (5% return before expenses)         $1,000.00      $1,022.12          $3.05
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,043.85          $6.94
Hypothetical (5% return before expenses)         $1,000.00      $1,018.35          $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        37.0%
Other Revenue                              18.3%
Utilities                                  15.1%
Education                                   8.6%
Healthcare                                  8.2%
Transportation                              5.3%
Certificates of Participation               4.7%
Short-Term Tax-Exempt Investments           2.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Colorado Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
               Colorado         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,141            11,759            11,768
Dec-96           11,650            12,259            12,302
Dec-97           12,742            13,385            13,645
Dec-98           13,541            14,253            14,613
Dec-99           13,251            13,959            13,686
Dec-00           14,803            15,590            16,033
Dec-01           15,579            16,389            16,750
Dec-02           17,255            17,963            18,547
Dec-03           18,133            18,916            19,692
Dec-04           18,770            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                3.51%          (2.46%)
        Five Years              7.21%           5.94%
        Ten Years               7.14%           6.50%
        S.E.C. 30-Day Yield             2.83%
Class B Shares
        One Year                2.78%          (1.22%)
        Five Years              6.41%           6.09%
        Since Inception
        (1/12/95)               6.41%           6.41%
        S.E.C. 30-Day Yield             2.26%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.10%), 5.30% and 5.60%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.16%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.87%), 5.35% and 5.50%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.47%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.8%
              Certificates of Participation--4.6%
      $250M   Broomfield Open Space 5 1/2% 12/1/2020                                              $275,625        $254
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                223,500         206
----------------------------------------------------------------------------------------------------------------------
                                                                                                   499,125         460
----------------------------------------------------------------------------------------------------------------------
              Education--8.5%
              Colorado School of Mines Auxiliary Facs. Revenue:
       200M     5 1/4% 12/1/2020                                                                   218,250         201
       300M     5% 12/1/2024                                                                       316,875         292
       350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                 389,812         359
----------------------------------------------------------------------------------------------------------------------
                                                                                                   924,937         852
----------------------------------------------------------------------------------------------------------------------
              General Obligations--36.5%
       500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                Series "A" 5 1/8% 12/1/2021                                                        543,125         501
     1,000M   Arapahoe Cnty. School District #6 Littleton
                5 1/4% 12/1/2019                                                                 1,096,250       1,010
       200M   Arapahoe Cnty. Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   228,250         211
       200M   Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                 235,750         217
              El Paso County School District:
       350M     #2 (Harrison) 5 1/2% 12/1/2018                                                     391,125         361
       250M     #20, 5 1/4% 12/15/2017                                                             275,625         254
       200M     #49 (Falcon) 5 1/2% 12/1/2013                                                      227,250         210
       350M     #49 (Falcon) 5 3/4% 12/1/2015                                                      400,750         370
       250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                     283,438         261
       250M   Pueblo County School District #70, 5 1/4% 12/1/2022                                  271,250         250
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,952,813       3,645
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.1%
       200M   Colorado Health Facs. (Poudre Valley Hlth. Care)
                5 5/8% 12/1/2019                                                                   220,000         203
       250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                         264,068         243
       350M   Denver City & Cnty. Mental Hlth. Corp. Series "A"
                5 1/2% 7/15/2015                                                                   392,437         361
----------------------------------------------------------------------------------------------------------------------
                                                                                                   876,505         807
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.2%
              Denver City & County Airport Revenue:
      $255M     5 1/2% 11/15/2016                                                                 $284,006        $262
       250M     5 3/4% 11/15/2020                                                                  280,625         258
----------------------------------------------------------------------------------------------------------------------
                                                                                                   564,631         520
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.9%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            224,500         207
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   222,750         205
              Colorado Water Resources & Power Dev. Authority
                Small Water Resources Rev. Series "A":
       200M       5 3/4% 11/1/2017                                                                 226,750         209
       250M       5 1/4% 11/1/2021                                                                 272,188         251
       400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                442,000         407
       200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                      231,000         213
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,619,188       1,492
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--18.0%
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         273,437         252
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                                  309,750         285
       400M     5 1/2% 12/15/2018                                                                  453,500         418
       100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
                6.05% 12/1/2012                                                                    100,325          92
       250M   Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                 274,375         253
       500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                    545,000         502
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,956,387       1,802
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,618,084)                                                10,393,586       9,578
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.8%
      $300M   Moffat Cnty. Poll. Cntl. Rev. Adjustable Rate Note
                2.15%** (cost $300,000)                                                           $300,000        $277
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $9,918,084)                                98.6%     10,693,586       9,855
Other Assets, Less Liabilities                                                         1.4         157,435         145
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,851,021     $10,000
======================================================================================================================



                                                                               Expiration      Notional     Unrealized
Interest Rate Swap                                                                   Date        Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014         $500M         $3,377
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is reset daily and is the rate in effect at December 31, 2004.


See notes to financial statements



Fund Expenses
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,046.41          $4.37
Hypothetical (5% return before expenses)         $1,000.00      $1,020.87          $4.32
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,043.55          $8.22
Hypothetical (5% return before expenses)         $1,000.00      $1,017.10          $8.11
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        46.5%
Education                                  15.6%
Health Care                                12.6%
Transportation                             10.4%
Utilities                                   6.6%
Other Revenue                               4.7%
Housing                                     3.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
            Connecticut         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,040            11,759            11,768
Dec-96           11,413            12,259            12,302
Dec-97           12,414            13,385            13,645
Dec-98           13,178            14,253            14,613
Dec-99           12,923            13,959            13,686
Dec-00           14,274            15,590            16,033
Dec-01           14,882            16,389            16,750
Dec-02           16,350            17,963            18,547
Dec-03           17,035            18,916            19,692
Dec-04           17,675            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                3.76%          (2.24%)
        Five Years              6.46%           5.21%
        Ten Years               6.49%           5.86%
        S.E.C. 30-Day Yield             2.69%
Class B Shares
        One Year                3.02%          (0.98%)
        Five Years              5.66%           5.34%
        Since Inception
        (1/12/95)               5.77%           5.77%
        S.E.C. 30-Day Yield             2.11%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.56%), 4.87% and 5.47%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.38%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.31%), 4.96% and 5.38%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.75%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities Master
  Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Education--15.4%
              Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
    $1,000M     Fairfield Univ. 5 5/8% 7/1/2016                                                 $1,120,000        $302
     1,000M   Kent School Series "D" 5% 7/1/2021                                                 1,071,250         289
     1,235M   Trinity College Series "H" 5% 7/1/2019                                             1,330,713         358
              University of Connecticut:
       300M     5.4% 3/1/2010*                                                                     340,125          92
     1,100M     5 1/8% 2/15/2020                                                                 1,189,375         320
       600M   University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                  663,750         179
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,715,213       1,540
----------------------------------------------------------------------------------------------------------------------
              General Obligations--45.8%
       500M   Branford 5% 5/15/2014                                                                549,375         149
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                                       880,313         237
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,103,750         298
     1,000M     Series "A" 5 1/4% 8/15/2024                                                      1,075,000         290
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2009*                                                       560,000         151
       250M     Series "A" 5 3/8% 4/15/2016                                                        277,187          75
       500M     Series "B" 5 3/4% 11/1/2009*                                                       573,125         155
       690M     Series "E" 6% 3/15/2012                                                            806,438         217
     1,020M     Series "F" 5% 10/15/2021                                                         1,086,300         293
     1,090M   Cromwell 5% 6/15/2020                                                              1,166,300         314
     1,000M   Glastonbury 5% 6/15/2021                                                           1,075,000         290
     1,750M   Hartford 5% 8/15/2019                                                              1,879,062         506
     1,080M   Hartford County Met. Dist. 5% 5/1/2024                                             1,140,750         307
       800M   New Britain 6% 3/1/2012                                                              940,000         253
              New Haven:
       735M     6% 11/1/2009*                                                                      850,763         229
       500M     5 1/4% 11/1/2013                                                                   551,875         149
       400M     5% 11/1/2017                                                                       434,500         117
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   720,688         194
     1,250M   Waterbury 5% 4/1/2021                                                              1,320,312         356
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,990,738       4,580
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.4%
              Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                                               $451,224        $121
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      441,500         119
     1,165M     Children's Medical Center Series "B" 5% 7/1/2021                                 1,237,812         333
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       715,785         193
              Village Families & Children Series "A":
       370M     5% 7/1/2015                                                                        403,762         109
       385M     5% 7/1/2016                                                                        418,688         113
       405M     5% 7/1/2017                                                                        437,906         118
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    512,500         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,619,177       1,244
----------------------------------------------------------------------------------------------------------------------
              Housing--3.6%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      785,625         212
       500M     5.85% 6/15/2030                                                                    531,250         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,316,875         355
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       500M       5 3/8% 7/1/2012*                                                                 570,000         154
       250M       6 1/8% 9/1/2012                                                                  292,500          79
     1,000M       5% 12/1/2021                                                                   1,062,500         286
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
       850M     7.93%, 7/1/2020                                                                    996,625         269
       750M     7.902%, 9/15/2020                                                                  876,563         236
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,798,188       1,024
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.5%
              Puerto Rico Electric Power Authority Revenue:
       750M     5 3/8% 7/1/2017                                                                    839,062         226
       250M     5 1/4% 7/1/2022                                                                    271,563          73
       250M     5 1/4% 7/1/2029                                                                    264,687          72
     1,000M   South Central Connecticut Regional Water Authority
                5% 8/1/2033                                                                      1,031,250         278
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,406,562         649
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--4.6%
      $545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                  $557,442        $150
     1,000M   Puerto Rico Public Fin. Corp. Commonwealth
                Approp. Series "A" 5 1/2% 8/1/2011*                                              1,143,750         308
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,701,192         458
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,285,827)                                     98.5%     36,547,945       9,850
Other Assets, Less Liabilities                                                         1.5         556,683         150
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,104,628     $10,000
======================================================================================================================



                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014       $1,000M       $(37,831)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014        1,900M         12,831
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,900M       $(25,000)
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at December 31, 2004.


See notes to financial statements



Fund Expenses
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,046.61          $4.63
Hypothetical (5% return before expenses)         $1,000.00      $1,020.62          $4.57
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,042.49          $8.47
Hypothetical (5% return before expenses)         $1,000.00      $1,016.84          $8.36
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

Other Revenue                              41.6%
Utilities                                  33.0%
Transportation                             13.8%
Health Care                                 4.6%
General Obligations                         4.3%
Certificates of Participation               2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Florida Fund
Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
                Florida         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,193            11,759            11,768
Dec-96           11,567            12,259            12,302
Dec-97           12,629            13,385            13,645
Dec-98           13,398            14,253            14,613
Dec-99           13,005            13,959            13,686
Dec-00           14,515            15,590            16,033
Dec-01           15,132            16,389            16,750
Dec-02           16,718            17,963            18,547
Dec-03           17,419            18,916            19,692
Dec-04           18,007            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only   S.E.C. Standardized
        One Year                3.38%          (2.55%)
        Five Years              6.72%           5.46%
        Ten Years               6.69%           6.06%
        S.E.C. 30-Day Yield             2.61%
Class B Shares
        One Year                2.64%          (1.36%)
        Five Years              5.91%           5.59%
        Since Inception
        (1/12/95)               6.01%           6.01%
        S.E.C. 30-Day Yield             2.02%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.79%), 5.16% and 5.71%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.36%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.61%), 5.25% and 5.66%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.75%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Certificates of Participation--2.6%
    $1,000M   Orange County School Board 5% 8/1/2023                                            $1,053,750        $264
----------------------------------------------------------------------------------------------------------------------
              General Obligations--4.3%
     1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                             1,110,000         280
       500M   North Springs Improvement District 7% 10/1/2009                                      595,000         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,705,000         430
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.5%
     1,000M   Escambia County Health Facs. Auth. Rev.
                5.95% 7/1/2020                                                                   1,021,840         257
       750M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    768,750         194
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,790,590         451
----------------------------------------------------------------------------------------------------------------------
              Transportation--13.7%
       500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                    523,250         132
     1,000M   Lee County Transportation Facs. 5% 10/1/2021                                       1,076,250         271
     1,000M   Miami-Dade County Aviation Rev. (Miami Intl.
                Airport) 5.35% 10/1/2013                                                         1,105,000         278
     1,000M   Miami-Dade County Expwy. Auth. Toll Sys. Rev.
                6% 7/1/2014                                                                      1,147,500         289
     1,500M   St. John's County Transportation Impt. 5% 10/1/2023                                1,586,250         400
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,438,250       1,370
----------------------------------------------------------------------------------------------------------------------
              Utilities--32.7%
     1,000M   Escambia County Utilities Auth. Sys. Rev.
                6 1/4% 1/1/2015                                                                  1,206,250         304
     1,000M   Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                  1,068,750         269
     1,000M   Florida State Municipal Power Agy. Rev.
                5 1/2% 10/1/2019                                                                 1,138,750         287
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,795,869         452
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,062,500         268
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,258,537         317
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,206,250         304
     1,210M   Port St. Lucie Utility Rev. 5% 9/1/2020                                            1,296,213         326
     1,200M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                               1,311,000         330
     1,480M   Stuart Utilities Rev. 5 1/4% 10/1/2020                                             1,624,300         409
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,968,419       3,266
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--41.2%
    $1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                $1,528,350        $385
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,329,650         335
     1,715M     5 1/4% 11/1/2019                                                                 1,910,081         481
     1,000M     5 3/8% 11/1/2025                                                                 1,088,750         274
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,301,400         328
     1,000M   Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                  1,031,450         260
       300M   Jacksonville Capital Improvement (Gator Bowl Proj.)
                5 7/8% 10/1/2005*                                                                  310,479          78
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,235,000         563
              Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,130,000         284
     1,000M     5 1/2% 10/1/2018                                                                 1,136,250         286
     1,000M   Pasco County Sales Tax Rev. 5% 12/1/2020                                           1,078,750         272
     1,000M   St. Augustine Capital Improvement 5% 10/1/2024                                     1,057,500         266
     1,000M   Tampa Sports Auth. Sales Tax Rev.
                (Tampa Bay Arena) 5 3/4% 10/1/2020                                               1,202,500         303
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,340,160       4,115
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,503,150)                                     99.0%     39,296,169       9,896
Other Assets, Less Liabilities                                                         1.0         413,459         104
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $39,709,628     $10,000
======================================================================================================================





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014       $2,000M       $(75,662)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014        2,000M         13,507
----------------------------------------------------------------------------------------------------------------------
                                                                                                $4,000M       $(62,155)
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,047.03          $3.09
Hypothetical (5% return before expenses)         $1,000.00      $1,022.12          $3.05
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,042.92          $6.93
Hypothetical (5% return before expenses)         $1,000.00      $1,018.35          $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

Utilities                                  43.2%
Education                                  17.4%
Other Revenue                              14.4%
Health Care                                14.0%
Certificates of Participation               4.7%
General Obligations                         4.1%
Housing                                     1.3%
Short-Term Tax-Exempt Investments           0.9%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Georgia Fund
Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
                Georgia         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,160            11,759            11,768
Dec-96           11,600            12,259            12,302
Dec-97           12,759            13,385            13,645
Dec-98           13,535            14,253            14,613
Dec-99           13,123            13,959            13,686
Dec-00           14,910            15,590            16,033
Dec-01           15,584            16,389            16,750
Dec-02           17,273            17,963            18,547
Dec-03           18,127            18,916            19,692
Dec-04           18,704            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                3.18%          (2.78%)
        Five Years              7.34%           6.08%
        Ten Years               7.09%           6.46%
        S.E.C. 30-Day Yield             2.85%
Class B Shares
        One Year                2.45%          (1.55%)
        Five Years              6.53%           6.22%
        Since Inception
        (1/12/95)               6.37%           6.37%
        S.E.C. 30-Day Yield             2.29%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.41%), 5.48% and 5.59%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.30%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.18%), 5.54% and 5.49%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.60%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Certificates of Participation--4.6%
      $500M   Gwinnett County Dev. Auth. Pub. Schs. Proj.
                5 1/4% 1/01/2019                                                                  $550,625        $455
----------------------------------------------------------------------------------------------------------------------
              Education--16.9%
       250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                5 1/4% 12/1/2022                                                                   271,562         224
       500M   Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                            551,250         455
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      392,875         324
       250M     Morehouse College 6 1/4% 12/1/2021                                                 295,625         244
       500M   Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                             541,875         447
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,053,187       1,694
----------------------------------------------------------------------------------------------------------------------
              General Obligations--4.0%
       255M   Atlanta 5 3/8% 12/1/2018                                                             279,225         231
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      102,685          85
       100M   Peach County School District 6.4% 2/1/2005*                                          102,326          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                   484,236         400
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.7%
       500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                      543,125         448
       500M   Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                    549,375         454
       125M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    128,125         106
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     438,000         362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,658,625       1,370
----------------------------------------------------------------------------------------------------------------------
              Housing--1.3%
       150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                  155,812         129
----------------------------------------------------------------------------------------------------------------------
              Utilities--42.2%
       235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                     273,775         226
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          315,881         261
       250M   Cairo Combined Public Utility Rev. 5% 1/1/2024                                       262,813         217
              Columbia County Water & Sewer Revenue:
       250M     6 1/4% 6/1/2010*                                                                   291,875         241
       400M     5% 6/1/2024                                                                        421,000         348
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $565M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                        $602,431        $497
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   293,438         242
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     296,562         245
       235M   Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                     258,500         213
              Georgia Municipal Gas Authority Revenue:
              Buford Project:
        80M     6.8%11/1/2009                                                                       82,048          68
       250M     5 1/2% 11/1/2012                                                                   278,438         230
       100M   Warner Robins Series "B" 5.8% 1/1/2015                                               105,276          87
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       431,000         356
       200M   Newnan Water Sewer & Light Comm. Pub. Utils. Rev.
                5% 1/1/2015                                                                        217,500         180
       500M   Newton County Water Rev. 5% 7/1/2022                                                 530,625         438
       400M   Puerto Rico Electric Power Authority Rev. 5 3/8% 7/1/2017                            447,500         370
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,108,662       4,219
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--14.1%
       250M   Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2016                             275,625         228
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
              Series "A" 5 3/8% 1/1/2019                                                           330,375         273
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                5 1/2% 10/1/2018                                                                   585,625         484
       250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                5 3/4% 9/1/2026                                                                    277,813         229
       200M   Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                6 1/4% 6/1/2010*                                                                   235,250         194
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,704,688       1,408
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,894,363)                                               11,715,835       9,675
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
      $100M   Puerto Rico Commonwealth Govt. Dev. Bank
              Adjustable Rate Note 1.92%** (cost $100,000)                                        $100,000         $82
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $10,994,363)                               97.6%     11,815,835       9,757
Other Assets, Less Liabilities                                                         2.4         294,218         243
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,110,053     $10,000
======================================================================================================================

                                                                                                           Unrealized
                                                                            Expiration     Notional      Appreciation
Interest Rate Swaps                                                               Date       Amount     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 4.037% with Citibank, N.A.                                          7/30/2014        $500M          $(18,915)
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.524% with Bear Stearns Bank plc                                  10/22/2014         600M             4,052
----------------------------------------------------------------------------------------------------------------------
                                                                                            $1,100M          $(14,863)
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is reset weekly and is the rate in effect at December 31, 2004.


See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,038.29          $4.36
Hypothetical (5% return before expenses)         $1,000.00      $1,020.87          $4.32
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,034.23          $8.18
Hypothetical (5% return before expenses)         $1,000.00      $1,017.10          $8.11
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        32.2%
Utilities                                  17.7%
Transportation                             13.1%
Other Revenue                              12.3%
Education                                  10.4%
Health Care                                 8.7%
Housing                                     2.9%
Certificates of Participation               2.7%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Maryland Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
               Maryland         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,072            11,759            11,768
Dec-96           11,440            12,259            12,302
Dec-97           12,538            13,385            13,645
Dec-98           13,338            14,253            14,613
Dec-99           13,000            13,959            13,686
Dec-00           14,566            15,590            16,033
Dec-01           15,141            16,389            16,750
Dec-02           16,670            17,963            18,547
Dec-03           17,416            18,916            19,692
Dec-04           17,849            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only S.E.C. Standardized
        One Year                2.48%          (3.43%)
        Five Years              6.55%           5.29%
        Ten Years               6.59%           5.96%
        S.E.C. 30-Day Yield            2.55%
Class B Shares
        One Year                1.70%          (2.30%)
        Five Years              5.74%           5.42%
        Since Inception
        (1/12/95)               5.91%           5.91%
        S.E.C. 30-Day Yield            1.96%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.75%), 4.89% and 5.35%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.24%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.63%), 4.97% and 5.29%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.61%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Certificates of Participation--2.6%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $853,125        $264
----------------------------------------------------------------------------------------------------------------------
              Education--10.2%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
               (Univ. MD-College Park) 5 3/8% 7/1/2016                                             824,063         255
              Morgan State University Academic & Auxiliary
               Facilities Fees Revenue:
       500M      6.05% 7/1/2015                                                                    585,625         182
       200M      6.1% 7/1/2020                                                                     240,000          74
              Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.:
       325M    Hospital Auxilio Mutuo 6 1/4% 7/1/2016                                              333,125         103
       750M    University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                   844,687         262
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               475,688         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,303,188       1,023
----------------------------------------------------------------------------------------------------------------------
              General Obligations--31.9%
     1,475M   Anne Arundel County 5 3/8% 3/1/2015                                                1,652,000         512
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                     362,117         112
     1,000M   Baltimore County Metropolitan District #68,
                5% 8/1/2012*                                                                     1,116,250         346
       700M   Baltimore Maryland 5 1/2% 10/15/2015                                                 815,500         253
     1,000M   Ocean City 5% 3/1/2021                                                             1,056,250         327
     1,000M   Prince Georges County 5 1/4% 12/1/2014                                             1,111,250         344
       155M   Puerto Rico Commonwealth 5 1/4% 7/1/2027                                             164,106          51
     1,050M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                 1,164,187         360
       425M   Queen Anne's County School & Public Facs.
                5 1/4% 1/15/2014                                                                   463,781         144
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,081,250         335
       325M   Washington County Pub. Impt. 5.8% 1/1/2005*                                          331,500         103
       350M   Wicomico County 5 1/2% 12/1/2016                                                     391,125         121
       500M   Worcester County 5 5/8% 3/1/2010*                                                    572,500         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,281,816       3,185
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.6%
              Maryland State Health & Higher Educ. Facs.:
    $1,000M     Anne Arundel 5% 7/1/2024                                                        $1,058,750        $328
     1,250M     University of Maryland Med. Sys. 5% 7/1/2024                                     1,320,313         409
       350M   Takoma Park Hospital Facs. (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    408,187         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,787,250         863
----------------------------------------------------------------------------------------------------------------------
              Housing--2.9%
       380M   Maryland State Cmnty. Dev. Admin. Dept. Hsg. &
                Cmnty. Dev. 5 7/8% 7/1/2016                                                        396,150         123
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        533,750         165
----------------------------------------------------------------------------------------------------------------------
                                                                                                   929,900         288
----------------------------------------------------------------------------------------------------------------------
              Transportation--13.0%
     1,000M   Maryland State Trans. Auth. Lease Rev. Metrorail
                Parking Proj. 5% 7/1/2022                                                        1,060,000         329
              Puerto Rico Commwlth. Hwy. & Trans. Auth. Revenue:
     1,425M     Series "G" 5 1/4% 7/1/2019                                                       1,576,406         488
     1,275M     Series "Z" 6 1/4% 7/1/2014                                                       1,560,281         483
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,196,687       1,300
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.5%
              Baltimore Wastewater Utilities Revenue Series "A":
       500M     5 1/2% 7/1/2010*                                                                   566,250         175
       200M     6% 7/1/2015                                                                        238,500          74
     1,090M     5% 7/1/2020                                                                      1,160,850         359
              Baltimore Water Project Revenue Series "A":
       220M     6% 7/1/2010*                                                                       254,650          79
       250M     5.8% 7/1/2012*                                                                     292,188          90
              Puerto Rico Electric Power Auth. Revenue:
     1,390M     5 3/8% 7/1/2017                                                                  1,555,062         482
     1,500M     5 1/4% 7/1/2029                                                                  1,588,125         492
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,655,625       1,751
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.2%
    $1,020M   Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                5 1/8% 7/1/2022                                                                 $1,100,325        $341
       250M   Baltimore Convention Center 5 1/2% 9/1/2014                                          275,938          86
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        255,938          79
     1,000M   Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                    1,105,000         342
     1,025M   Puerto Rico Public Fin. Corp. Commwlth. Approp.
                Series "A" 5 3/8% 6/1/2015                                                       1,185,156         367
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,922,357       1,215
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,651,544)                                     98.9%     31,929,948       9,889
Other Assets, Less Liabilities                                                         1.1         357,153         111
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $32,287,101     $10,000
======================================================================================================================


                                                                                                          Unrealized
                                                                            Expiration    Notional      Appreciation
Interest Rate Swaps                                                               Date      Amount     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 4.037% with Citibank, N.A.                                          7/30/2014     $3,200M         $(121,060)
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.524% with Bear Stearns Bank plc                                  10/22/2014      1,600M            10,805
----------------------------------------------------------------------------------------------------------------------
                                                                                           $4,800M         $(110,255)
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,044.39          $4.37
Hypothetical (5% return before expenses)         $1,000.00      $1,020.87          $4.32
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,040.24          $8.21
Hypothetical (5% return before expenses)         $1,000.00      $1,017.10          $8.11
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        56.6%
Utilities                                   9.9%
Other Revenue                               9.6%
Education                                   8.2%
Transportation                              8.0%
Health Care                                 6.7%
Housing                                     1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
          Massachusetts         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,035            11,759            11,768
Dec-96           11,365            12,259            12,302
Dec-97           12,305            13,385            13,645
Dec-98           12,961            14,253            14,613
Dec-99           12,651            13,959            13,686
Dec-00           14,148            15,590            16,033
Dec-01           14,735            16,389            16,750
Dec-02           16,247            17,963            18,547
Dec-03           17,037            18,916            19,692
Dec-04           17,504            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.74%          (3.19%)
        Five Years              6.71%           5.46%
        Ten Years               6.38%           5.76%
        S.E.C. 30-Day Yield            2.51%
Class B Shares
        One Year                2.01%          (1.99%)
        Five Years              5.90%           5.58%
        Since Inception
        (1/12/95)               5.69%           5.69%
        S.E.C. 30-Day Yield            1.92%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.53%), 5.11% and 5.39%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.18%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.33%), 5.19% and 5.31%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.58%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Education--8.1%
    $1,000M   Massachusetts State College Bldg. Auth. Proj.
                5 1/4% 5/1/2021                                                                 $1,095,000        $378
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,258,750         435
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,353,750         813
----------------------------------------------------------------------------------------------------------------------
              General Obligations--56.0%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,108,750         383
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,108,750         383
              Massachusetts State Construction Loan:
     1,000M     Series "D" 5% 11/1/2024                                                          1,055,000         365
     1,000M     Series "E" 5 3/8% 1/1/2013*                                                      1,130,000         390
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,182,600         409
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,290,712         446
              Springfield:
     1,000M     6% 10/1/2015                                                                     1,147,500         396
     1,000M     5 3/8% 8/1/2017                                                                  1,106,250         382
     1,000M     5 1/4% 1/15/2023                                                                 1,082,500         374
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                    1,080,000         373
     1,000M   Westborough 5% 11/15/2019                                                          1,075,000         371
     1,370M   Westfield 5 1/2% 12/15/2011*                                                       1,584,063         547
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,137,500         393
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,117,500         386
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,206,125       5,598
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.6%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,072,500         370
       750M   Massachusetts General Hospital Series "F"
                6 1/4% 7/1/2012                                                                    851,250         294
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,923,750         664
----------------------------------------------------------------------------------------------------------------------
              Housing--1.0%
       275M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                      285,656          99
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.9%
    $1,000M   Massachusetts State Port Auth. Rev. Series "A"
                5 3/4% 7/1/2012                                                                 $1,147,500        $397
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                1,137,500         393
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,285,000         790
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.8%
     1,035M   Boston Water & Sewer Commission Rev.
                5 3/4% 11/1/2013                                                                 1,207,069         417
     1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                 1,616,869         558
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,823,938         975
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--9.4%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,077,500         372
       500M   Massachusetts Dev. Fin. Agy. Res. Recovery Rev.
                (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                           564,375         195
     1,000M   Massachusetts State Spl. Oblig. Ded. Tax. Rev.
                5 1/4% 1/1/2022                                                                  1,092,500         377
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,734,375         944
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,233,091)                                     98.8%     28,612,594       9,883
Other Assets, Less Liabilities                                                         1.2         339,209         117
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,951,803     $10,000
======================================================================================================================


                                                                            Expiration    Notional      Unrealized
Interest Rate Swap                                                                Date      Amount     Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                10/22/2014     $1,100M           $7,428
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,041.62          $4.62
Hypothetical (5% return before expenses)         $1,000.00      $1,020.62          $4.57
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,037.77          $8.45
Hypothetical (5% return before expenses)         $1,000.00      $1,016.84          $8.36
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        68.4%
Utilities                                  20.0%
Health Care                                11.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Michigan Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
               Michigan         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,071            11,759            11,768
Dec-96           11,445            12,259            12,302
Dec-97           12,517            13,385            13,645
Dec-98           13,217            14,253            14,613
Dec-99           12,870            13,959            13,686
Dec-00           14,279            15,590            16,033
Dec-01           14,834            16,389            16,750
Dec-02           16,308            17,963            18,547
Dec-03           17,068            18,916            19,692
Dec-04           17,451            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.25%          (3.60%)
        Five Years              6.28%           5.03%
        Ten Years               6.35%           5.72%
        S.E.C. 30-Day Yield             2.44%
Class B Shares
        One Year                1.48%          (2.52%)
        Five Years              5.46%           5.14%
        Since Inception
        (1/12/95)               5.63%           5.63%
        S.E.C. 30-Day Yield             1.84%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.88%), 4.78% and 5.45%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.15%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.80%), 4.86% and 5.36%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.59%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.4%
              General Obligations--68.0%
    $1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                                $1,953,000        $512
     1,825M   Eaton Rapids Public Schools 5 1/4% 5/1/2022                                        2,000,656         524
     1,000M   Godwin Heights Public School District 5 5/8% 5/1/2015                              1,115,000         292
     1,000M   Grand Blanc Community School District
                5 5/8% 5/1/2015                                                                  1,136,250         298
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,173,900         308
     1,000M   Gull Lake Community School District
                Zero Coupon 5/1/2013                                                               721,250         189
     1,000M   Hartland School District 5% 5/1/2022                                               1,062,500         278
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,750,219         458
       400M   Lincoln Park School District 7% 5/1/2006*                                            429,500         112
     1,000M   Michigan State Environmental Protection Prog.
                6 1/4% 11/1/2012                                                                 1,166,250         306
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,221,250         320
     1,200M   Newaygo Public Schools 5 3/4% 5/1/2018                                             1,347,000         353
     2,020M   Ovid Elsie Area Schs. Bldg. & Site 5% 5/1/2022                                     2,128,575         558
     1,000M   Plainwell Community School District 5 1/2% 5/1/2019                                1,123,750         294
     1,000M   Portage Lake Water & Sewer Authority
                6.1% 10/1/2014                                                                   1,048,750         275
     1,500M   Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013                               1,700,625         446
     1,525M   Reed City Public Schools 5 1/4% 5/1/2021                                           1,673,688         438
     1,475M   Saginaw City School District Schs. Bldg. & Site
                5% 5/1/2025                                                                      1,541,375         404
     1,485M   West Ottawa Public School District 5 3/8% 5/1/2019                                 1,665,056         436
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,958,594       6,801
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.5%
              Michigan State Hospital Finance Authority Revenue:
     1,000M   Ascension Health Credit 5 3/4% 11/15/2009*                                         1,145,000         300
     1,000M   Mercy Mount Clemens 5 3/4% 5/15/2017                                               1,111,250         291
     1,000M   St. John's Hospital 6% 5/15/2008                                                   1,016,300         266
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,111,250         291
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,383,800       1,148
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.9%
              Detroit Water Supply System Revenue:
    $1,750M     5 1/2% 7/1/2014                                                                 $1,931,562        $506
     1,275M     6 1/2% 7/1/2015                                                                  1,571,437         412
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,750M     6.95% 5/1/2011                                                                   2,115,313         554
     1,000M     7% 5/1/2021                                                                      1,323,750         347
       500M   Monroe County Economic Dev. Corp. (Detroit
              Edison Co.) 6.95% 9/1/2022                                                           666,875         175
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,608,937       1,994
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,475,819)                                     99.4%     37,951,331       9,943
Other Assets, Less Liabilities                                                          .6         219,217          57
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $38,170,548     $10,000
======================================================================================================================

                                                                            Expiration    Notional         Unrealized
Interest Rate Swap                                                                Date      Amount        Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                10/22/2014     $2,000M             $13,507
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,043.46          $3.08
Hypothetical (5% return before expenses)         $1,000.00      $1,022.12          $3.05
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,040.14          $6.92
Hypothetical (5% return before expenses)         $1,000.00      $1,018.35          $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        61.1%
Health Care                                11.5%
Utilities                                  10.4%
Transportation                              5.7%
Housing                                     5.5%
Education                                   3.1%
Certificates of Participation               2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
              Minnesota         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           10,902            11,759            11,768
Dec-96           11,280            12,259            12,302
Dec-97           12,246            13,385            13,645
Dec-98           13,010            14,253            14,613
Dec-99           12,795            13,959            13,686
Dec-00           14,213            15,590            16,033
Dec-01           14,847            16,389            16,750
Dec-02           16,269            17,963            18,547
Dec-03           17,068            18,916            19,692
Dec-04           17,652            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only S.E.C. Standardized
        One Year                3.42%          (2.51%)
        Five Years              6.65%           5.39%
        Ten Years               6.48%           5.85%
        S.E.C. 30-Day Yield            2.71%
Class B Shares
        One Year                2.68%          (1.32%)
        Five Years              5.86%           5.54%
        Since Inception
        (1/12/95)               5.79%           5.79%
        S.E.C. 30-Day Yield            2.13%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.14%), 4.77% and 5.09%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.12%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.96%), 4.84% and 5.03%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.47%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

 Portfolio of Investments
 First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
 December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Certificates of Participation--2.7%
      $400M   Minneapolis Special School District #001,
                5.9% 2/1/2006*                                                                    $416,068        $270
----------------------------------------------------------------------------------------------------------------------
              Education--3.1%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              475,000         308
----------------------------------------------------------------------------------------------------------------------
              General Obligations--59.9%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        456,000         296
       325M   Bloomington Ind. School District #271, 5 1/8% 2/1/2015                               357,094         232
       500M   Crow Wing County Jail Series "B" 5% 2/1/2021                                         536,250         348
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      223,750         145
              Eagan Recreational Facilities Series "A":
       480M     5% 2/1/2015                                                                        522,000         339
       250M     5% 2/1/2016                                                                        271,250         176
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 443,500         288
       285M   Inver Grove Heights Ind. School District #199,
                5 3/4% 2/1/2006*                                                                   295,442         192
              Lake Superior Ind. School District #381 Series "A":
       465M     5% 4/1/2018                                                                        503,363         327
       500M     5% 4/1/2019                                                                        539,375         350
       280M   Lakeville 5 1/2% 2/1/2011                                                            289,461         188
       405M   Lino Lakes 5.7% 2/1/2012                                                             430,819         279
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     280,800         182
     1,260M   Minneapolis Special School District #1, 5% 2/1/2020                                1,352,925         878
       400M   Moorehead Ind. School District #152, 5% 4/1/2017                                     432,500         281
       200M   North St. Paul Maplewood Ind. School District #622,
                7.1% 2/1/2005*                                                                     200,758         130
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        271,250         176
       250M     5 1/8% 2/1/2018                                                                    270,937         176
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    275,625         179
       400M     5% 2/1/2017                                                                        434,000         281
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        574,456         373
       255M   Wabasha Water & Sewer Series "A" 5% 12/1/2022                                        271,894         176
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,233,449       5,992
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.2%
      $200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2013*                                                                 $227,250        $148
       500M   Minneapolis Health Care Sys. Rev. (Fairview
                Hlth. Svcs.) 5 1/2% 5/15/2017                                                      560,000         363
       350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                               380,188         247
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  564,375         366
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,731,813       1,124
----------------------------------------------------------------------------------------------------------------------
              Housing--5.4%
       395M   Minnesota State Housing Finance Authority Rental
                Housing Rev. 5.9% 8/1/2015                                                         403,307         262
       400M   Minnetonka Multi-Family Housing Rev. (Cedar
                Hills Proj.) 5.9% 10/20/2019                                                       426,500         277
----------------------------------------------------------------------------------------------------------------------
                                                                                                   829,807         539
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.6%
       800M   Minneapolis & St. Paul Metro Airports Comm. Airport
                Rev. Series "A" 5% 1/1/2018                                                        862,000         559
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.2%
       400M   Northern Minnesota Municipal Pwr. Agy. Elec. Sys.
                Rev. 5.4% 1/1/2016                                                                 439,000         285
       210M   Southern Minnesota Municipal Pwr. Agy. Pwr. Supply
                Sys. 5 3/4% 1/1/2018                                                               236,250         153
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    341,201         222
       500M     5 1/2% 1/1/2015                                                                    557,500         362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,573,951       1,022
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,081,268)                                     98.1%     15,122,088       9,814
Other Assets, Less Liabilities                                                         1.9         286,989         186
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $15,409,077     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,047.78          $3.09
Hypothetical (5% return before expenses)         $1,000.00      $1,022.12          $3.05
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,045.47          $6.94
Hypothetical (5% return before expenses)         $1,000.00      $1,018.35          $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        31.7%
Other Revenue                              26.7%
Transportation                             15.8%
Healthcare                                 11.0%
Utilities                                   9.5%
Education                                   4.4%
Short-Term Tax-Exempt Investments           0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Missouri Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
               Missouri         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,171            11,759            11,768
Dec-96           11,600            12,259            12,302
Dec-97           12,695            13,385            13,645
Dec-98           13,532            14,253            14,613
Dec-99           13,259            13,959            13,686
Dec-00           14,877            15,590            16,033
Dec-01           15,497            16,389            16,750
Dec-02           17,227            17,963            18,547
Dec-03           18,162            18,916            19,692
Dec-04           18,839            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                3.73%          (2.21%)
        Five Years              7.28%           6.01%
        Ten Years               7.17%           6.54%
        S.E.C. 30-Day Yield            3.00%
Class B Shares
        One Year                2.99%          (1.01%)
        Five Years              6.47%           6.16%
        Since Inception
        (1/12/95)               6.43%           6.43%
        S.E.C. 30-Day Yield            2.44%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.88%), 5.32% and 5.51%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.35%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.69%), 5.37% and 5.41%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.77%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Education--4.3%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $140,938        $127
       150M   Missouri Southern State College Rev. Aux. Ent. Sys.
                5.3% 4/1/2015                                                                      165,562         149
       150M   Missouri State Hlth. & Educ. Facs. Auth.
                 (Webster Univ.) 5 1/2% 4/1/2018                                                   167,063         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                   473,563         426
----------------------------------------------------------------------------------------------------------------------
              General Obligations--31.2%
       100M   Belton School District #124, 6% 3/1/2018                                             113,875         103
       400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                               448,500         404
       350M   Clay County Pub. School District #53, 5% 3/1/2017                                    375,812         338
              Greene County Reorg. School District #8:
       200M     5 1/4% 3/1/2018                                                                    218,250         196
       250M     5 1/4% 3/1/2019                                                                    273,750         246
       300M   Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                            328,500         296
       100M   Jefferson County School District #6, 6% 3/1/2014                                     113,000         102
       150M   Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                           163,875         147
       400M   Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    437,000         393
       125M   St. Joseph's School Dist. (Direct Dep. Prog.)
                5 3/4% 3/1/2019                                                                    141,094         127
       150M   St. Louis Board of Education 5 3/8% 4/1/2011*                                        169,500         153
       125M   St. Louis County Pattonville R-3 School Dist.
                (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                               143,438         129
       250M   Washington School District 5% 3/1/2015                                               272,187         245
       250M   Wentzville School District #4, 5% 3/1/2022                                           265,000         238
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,463,781       3,117
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.8%
       400M   Jackson County Spl. Oblig. (Truman Med. Ctr.)
                5% 12/1/2022                                                                       423,500         381
       140M   Missouri State Hlth. & Educ. Facs. Auth. Series "A"
                (BJC Hlth. Sys.) 6 3/4% 5/15/2011                                                  168,700         152
       500M   North Kansas City Hospital Rev. Series "A"
                5% 11/15/2020                                                                      530,625         477
        80M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                         82,000          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,204,825       1,084
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--15.5%
      $400M   Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty.
                Proj. Series "B" 5 1/4% 10/1/2019                                                 $442,000        $398
       250M   Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                  276,250         248
       500M   Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater 7.93%, 7/1/2022**                                                  574,375         517
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    160,688         144
       255M     5.3% 7/1/2021                                                                      274,762         247
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,728,075       1,554
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.3%
       250M   Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   278,750         251
        80M   Liberty Sewer System Rev. 6.15% 2/1/2015                                              90,400          81
              Missouri State Environmental Impt. & Energy Res. Auth.
                Water Pollution Control:
       250M    5 1/2% 7/1/2014                                                                     284,375         256
        90M    5.4% 7/1/2018                                                                        99,113          89
       250M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                279,687         252
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,032,325         929
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.3%
       100M   Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                   106,875          96
       250M   Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                             266,250         240
       250M   Missouri State Board Public Buildings Series "A"
                5% 5/1/2021                                                                        263,438         237
              Missouri State Dev. Finance Board Infrastructure
                Facilities Revenue:
       500M     Hartman Heritage Center Phase II 5% 4/1/2020                                       530,000         477
       125M     Midtown Redevelopment Project Series "A"
                6% 4/1/2014                                                                        142,187         128
       500M   Missouri State Regional Convention & Sports
                Complex Auth. 5 1/4% 8/15/2020                                                     550,000         495
              Springfield Public Building Corp. Leasehold Revenue:
       125M     Capital Improvement 5.6% 6/1/2014                                                  139,688         126
       230M     Jordan Valley 5.85% 6/1/2014                                                       264,212         238
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              St. Louis Municipal Finance Corp. Leasehold Revenue:
      $250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                       $265,938        $239
                City Justice Center Series "A":
       225M     5 1/4% 2/15/2015                                                                   249,750         225
       125M     5 3/4% 2/15/2018                                                                   140,781         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,919,119       2,628
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,090,592)                                               10,821,688       9,738
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
       100M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1.92%*** (cost $100,000)                                      100,000          90
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $10,190,592)                               98.3%     10,921,688       9,828
Other Assets, Less Liabilities                                                         1.7         191,147         172
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $11,112,835     $10,000
======================================================================================================================

                                                                                                          Unrealized
                                                                              Expiration   Notional     Appreciation
Interest Rate Swaps                                                                 Date     Amount    (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                          7/30/2014       $500M       $(18,916)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                  10/22/2014        600M          4,052
----------------------------------------------------------------------------------------------------------------------
                                                                                             $1,100M       $(14,864)
----------------------------------------------------------------------------------------------------------------------

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer. The interest rate shown is the rate in effect at December 31, 2004.

*** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is reset weekly and is the rate in effect at December 31, 2004.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,041.30          $4.87
Hypothetical (5% return before expenses)         $1,000.00      $1,020.36          $4.82
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,037.92          $8.71
Hypothetical (5% return before expenses)         $1,000.00      $1,016.59          $8.62
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

Education                                  23.2%
Other Revenue                              21.8%
Transportation                             17.8%
General Obligations                        12.3%
Healthcare                                 11.7%
Utilities                                  10.5%
Housing                                     2.2%
Short-Term Tax-Exempt Investments           0.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
             New Jersey         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           10,976            11,759            11,768
Dec-96           11,316            12,259            12,302
Dec-97           12,262            13,385            13,645
Dec-98           12,977            14,253            14,613
Dec-99           12,711            13,959            13,686
Dec-00           14,035            15,590            16,033
Dec-01           14,605            16,389            16,750
Dec-02           16,024            17,963            18,547
Dec-03           16,711            18,916            19,692
Dec-04           17,143            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.59%          (3.30%)
        Five Years              6.16%           4.91%
        Ten Years               6.17%           5.54%
        S.E.C. 30-Day Yield            2.61%
Class B Shares
        One Year                1.75%          (2.25%)
        Five Years              5.36%           5.03%
        Since Inception
        (1/12/95)               5.43%           5.43%
        S.E.C. 30-Day Yield            2.03%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.50%), 4.74% and 5.36%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.42%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.45%), 4.83% and 5.25%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.82%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.7%
              Education--22.5%
              New Jersey Educational Facilities Auth. Revenue:
    $2,125M     College of New Jersey Series "C" 5 3/8% 7/1/2016                                $2,356,094        $338
     5,000M     Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                               5,350,000         767
     1,800M     Rowan University Series "C" 5% 7/1/2022                                          1,908,000         274
     1,210M   Puerto Rico Indl. Tourist Educ. University Plaza
                Series "A" 5 5/8% 7/1/2013                                                       1,362,762         195
     1,000M   University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,111,250         159
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  1,942,237         278
     1,500M     5 3/4% 6/1/2018                                                                  1,696,875         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,727,218       2,254
----------------------------------------------------------------------------------------------------------------------
              General Obligations--12.0%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,135,000         306
              Essex County Improvement Authority
                Orange School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                                     1,070,225         153
     1,120M       Series "B" 6.95% 7/1/2005*                                                     1,169,414         168
     1,500M   Jersey City Series "B" 5% 9/1/2019                                                 1,612,500         231
       995M   Union City 6.4% 11/1/2013                                                          1,217,631         175
     1,000M   West Deptford 5 1/2% 9/1/2010*                                                     1,133,750         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,338,520       1,196
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.4%
              New Jersey State Health Care Facilities
                Financing Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                 1,068,617         153
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   2,067,825         297
     1,000M     Meridian Health System Oblig. Group
                  5 5/8% 7/1/2014                                                                1,105,000         158
     3,120M   Riverview Medical Center 6 1/4% 7/1/2011                                           3,701,100         531
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,942,542       1,139
----------------------------------------------------------------------------------------------------------------------
              Housing--2.1%
     1,375M   New Jersey State Hsg. & Mtge. Fing. Agency Regency
                Park Project 6.05% 11/1/2017                                                     1,479,844         212
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--17.3%
    $1,000M   Burlington County Bridge Commission
                5 1/4% 8/15/2021                                                                $1,085,000        $156
              Delaware River & Bay Authority:
     1,000M     5 1/2% 1/1/2016                                                                  1,107,500         159
     1,000M     5 1/4% 1/1/2022                                                                  1,083,750         155
     1,000M   Delaware River Port Auth. PA & NJ Rev.
                5 3/4% 1/1/2022                                                                  1,118,750         160
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2009*                                                                     1,141,250         164
     1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,125,000         161
     1,000M   Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                5 1/4% 1/1/2020                                                                  1,092,500         157
     2,100M   Port Authority of New York & New Jersey
                125th Series 5% 10/15/2018                                                       2,249,625         323
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
     1,000M     7.93% 7/1/2019                                                                   1,181,250         169
       750M     7.93% 7/1/2022                                                                     861,563         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,046,188       1,728
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.2%
     1,250M   Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                 1,339,062         192
              Passaic Valley Sewer Commission:
     1,250M     Series "E" 5 5/8% 12/1/2018                                                      1,406,250         201
     1,000M     Series "F" 5% 12/1/2020                                                          1,066,250         153
              Puerto Rico Electric Power Authority:
     1,000M     Series "HH" 5 1/4% 7/1/2029                                                      1,058,750         152
     2,000M     Series "II" 5 3/8% 7/1/2017                                                      2,237,500         321
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,107,812       1,019
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.2%
     2,900M   Atlantic County Impt. Auth. Lux. Tax
                (Convention Ctr.) 7.4% 7/1/2016                                                  3,722,875         534
              Camden County Impt. Auth. Lease Revenue:
     1,000M     5 1/8% 9/1/2019                                                                  1,080,000         155
     1,330M     5% 9/1/2020                                                                      1,419,775         203
     1,395M     5% 9/1/2021                                                                      1,480,444         212
     1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    2,189,475         314
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
    $1,150M   Casino Reinvestment Dev. Auth. Hotel Room
                Fee Rev. 5% 1/1/2025                                                            $1,217,562        $175
     1,000M   Essex County Impt. Auth. Lease Rev.
                (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                      1,110,000         159
     1,250M   New Jersey Economic Dev. Auth. Educ.
                Testing Service 6 1/8% 5/15/2005*                                                1,293,562         185
     1,155M   Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                               1,274,831         183
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,788,524       2,120
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $62,063,251)                                               67,430,648       9,668
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       350M   Gloucester County Indl. Poll. Cntl. Fing. Auth.
                Adjustable Rate Note 2%*** (cost $350,000)                                         350,000          50
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments ($62,413,251)                                    97.2%     67,780,648       9,718
Other Assets, Less Liabilities                                                         2.8       1,968,535         282
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $69,749,183     $10,000
======================================================================================================================


                                                                                                           Unrealized
                                                                              Expiration   Notional       Appreciation
Interest Rate Swaps                                                                 Date     Amount      (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                          7/30/2014    $3,500M          $(132,409)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                  10/22/2014     3,400M             22,961
----------------------------------------------------------------------------------------------------------------------
                                                                                            $6,900M          $(109,448)
----------------------------------------------------------------------------------------------------------------------

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer.
     The interest rates shown are the rates in effect at December 31, 2004.

 *** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer.
     The interest rate shown is reset daily and is the rate in effect at December 31, 2004.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,045.26          $3.86
Hypothetical (5% return before expenses)         $1,000.00      $1,021.37          $3.81
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,041.54          $7.70
Hypothetical (5% return before expenses)         $1,000.00      $1,017.60          $7.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

Utilities                                  41.9%
Certificates of Participation              18.6%
Education                                  16.0%
Transportation                              9.9%
General Obligations                         8.1%
Other Revenue                               2.7%
Health Care                                 2.4%
Housing                                     0.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                  North          Brothers             Lynch
               Carolina         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,194            11,759            11,768
Dec-96           11,605            12,259            12,302
Dec-97           12,714            13,385            13,645
Dec-98           13,569            14,253            14,613
Dec-99           13,250            13,959            13,686
Dec-00           14,900            15,590            16,033
Dec-01           15,486            16,389            16,750
Dec-02           17,125            17,963            18,547
Dec-03           18,000            18,916            19,692
Dec-04           18,573            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                3.18%          (2.74%)
        Five Years              6.99%           5.73%
        Ten Years               7.01%           6.39%
        S.E.C. 30-Day Yield            2.64%
Class B Shares
        One Year                2.45%          (1.55%)
        Five Years              6.20%           5.88%
        Since Inception
        (1/12/95)               6.28%           6.28%
        S.E.C. 30-Day Yield            2.06%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.18%), 5.24% and 5.62%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.23%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.99%), 5.32% and 5.51%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.58%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Certificates of Participation--18.3%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $446,000        $173
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   563,750         218
       500M     5 1/8% 12/1/2023                                                                   540,000         209
     1,255M   Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                     1,389,912         539
     1,110M   North Carolina Wildlife Resources Series "A"
                5 1/4% 6/1/2019                                                                  1,225,162         475
       250M   Pitt County 5 1/4% 4/1/2015                                                          274,375         106
       250M   Randolph County 5 1/2% 6/1/2009*                                                     282,500         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,721,699       1,830
----------------------------------------------------------------------------------------------------------------------
              Education--15.7%
              Appalachian State University:
       500M     Housing & Student Ctr. 5.6% 7/15/2020                                              556,250         215
     1,000M     Series "A" 5 1/8% 5/1/2019                                                       1,088,750         422
       430M   Iredell County Public Facs. School Projs.
                6% 6/1/2010*                                                                       500,412         194
       500M   North Carolina Capital Facs. Fin. Agy.
                (Meredith College) 5 1/8% 6/1/2014                                                 545,000         211
       250M   North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2006*                                                                    268,750         104
     1,000M   University North Carolina Sys. Pool Rev.
                5 3/8% 4/1/2021                                                                  1,106,250         428
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,065,412       1,574
----------------------------------------------------------------------------------------------------------------------
              General Obligations--8.0%
       250M   Bladen County 5.6% 5/1/2010*                                                         287,188         111
       500M   Brunswick County 5 3/4% 5/1/2017                                                     570,000         221
       250M   Cleveland County 5 1/2% 3/1/2012                                                     263,750         102
       400M   Johnston County 5% 6/1/2018                                                          430,000         167
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             227,258          88
       250M   Union County 5.4% 3/1/2015*                                                          276,250         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,054,446         796
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.4%
      $400M   North Carolina Medical Care Community Hosp. Rev.
                (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                            $442,000        $171
       175M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        179,375          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                   621,375         241
----------------------------------------------------------------------------------------------------------------------
              Housing--.4%
       100M   North Carolina Hsg. Fin. Agy. Multi-Family Series "F"
                6.6% 7/1/2017                                                                      101,962          40
----------------------------------------------------------------------------------------------------------------------
              Transportation--9.7%
     1,000M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                  1,076,250         417
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    878,000         340
       500M     5 1/4% 7/1/2016                                                                    548,750         213
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,503,000         970
----------------------------------------------------------------------------------------------------------------------
              Utilities--41.3%
       600M   Broad River Water Auth. Water Sys. Rev.
                5 3/4% 6/1/2017                                                                    680,250         264
     1,080M   Brunswick County Enterprise Sys. Rev.
                5 1/4% 4/1/2022                                                                  1,188,000         460
       250M   Buncombe County Solid Waste Sys. Rev.
                5.6% 3/1/2011                                                                      264,062         102
       250M   Charlotte Storm Water Fee Rev. 5.65% 6/1/2010*                                       286,563         111
       300M   Fayetteville Public Works Comm. Rev.
                5 1/2% 3/1/2010*                                                                   341,625         132
       250M   Gastonia Combined Utilities Sys. Rev.
                5 5/8% 5/1/2015                                                                    280,625         109
       250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                          267,813         104
              Greenville Combined Enterprise Sys. Revenue:
       250M     5 1/2% 9/1/2017                                                                    275,938         107
       250M     5 1/2% 9/1/2018                                                                    275,938         107
     1,900M   High Point Enterprise Sys. Rev. 5% 11/1/2024                                       2,014,000         780
       250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                           264,688         103
       200M   North Carolina Eastern Municipal Pwr. Agy. Rev.
                5.6% 1/1/2010                                                                      215,250          83
     1,000M   North Carolina Municipal Pwr. Agy. Rev.
                (Catawba Elec.) 5 1/4% 1/1/2018                                                  1,088,750         422
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $650M   Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                                $706,062        $274
     1,140M   Shelby Enterprise Sys. Rev. 5% 5/1/2022                                            1,206,975         468
     1,210M   Union County Enterprise Sys. Rev. 5% 6/1/2019                                      1,300,750         504
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,657,289       4,130
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--2.7%
       250M   Cumberland County Finance Corp. Installment Pmt.
                Rev. (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                               276,562         107
       390M   Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
                5.7% 2/1/2010                                                                      411,181         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                   687,743         267
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,829,456)                                     98.5%     25,412,926       9,848
Other Assets, Less Liabilities                                                         1.5         392,416         152
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,805,342     $10,000
======================================================================================================================

                                                                             Expiration    Notional        Unrealized
Interest Rate Swap                                                                 Date      Amount       Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.524% with Bear Stearns Bank plc                                  10/22/2014     $1,300M             $8,780
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,044.99          $3.86
Hypothetical (5% return before expenses)         $1,000.00      $1,021.37          $3.81
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,040.21          $7.69
Hypothetical (5% return before expenses)         $1,000.00      $1,017.60          $7.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        70.6%
Education                                  13.9%
Other Revenue                               8.9%
Utilities                                   4.5%
Health Care                                 2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Ohio Fund
Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
                   Ohio         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,059            11,759            11,768
Dec-96           11,527            12,259            12,302
Dec-97           12,523            13,385            13,645
Dec-98           13,182            14,253            14,613
Dec-99           12,949            13,959            13,686
Dec-00           14,414            15,590            16,033
Dec-01           14,999            16,389            16,750
Dec-02           16,616            17,963            18,547
Dec-03           17,417            18,916            19,692
Dec-04           17,874            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--OHIO FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.63%          (3.27%)
        Five Years              6.66%           5.41%
        Ten Years               6.61%           5.98%
        S.E.C. 30-Day Yield            2.64%
Class B Shares
        One Year                1.78%          (2.22%)
        Five Years              5.85%           5.53%
        Since Inception
        (1/12/95)               5.89%           5.89%
        S.E.C. 30-Day Yield            2.06%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.70%), 5.02% and 5.56%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.22%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.66%), 5.09% and 5.47%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.58%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities Master
  Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2004


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.4%
              Education--13.8%
    $1,200M   Cincinnati State Tech. & Cmnty. College Gen.
                Receipts 5 1/4% 10/1/2020                                                       $1,323,000        $515
     1,000M   Cuyahoga Cmnty. College Dist. Gen. Receipts
                5% 12/1/2022                                                                     1,060,000         413
     1,000M   University Akron Gen. Receipts 6% 1/1/2010*                                        1,157,500         451
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,540,500       1,379
----------------------------------------------------------------------------------------------------------------------
              General Obligations--70.2%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,285,000         501
     1,000M   Akron-Summit County Public Library 5% 12/1/2018                                    1,068,750         416
       800M   Avon Local School District 6 1/2% 12/1/2015                                          992,000         386
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,248,750         487
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   546,875         213
     1,095M   Central Solid Waste Auth. 5% 12/1/2022                                             1,162,069         453
     1,000M   Cleveland Municipal School District 5 1/4% 12/1/2023                               1,095,000         427
     1,000M   Dublin City School Dist. Fac. Construction &
                Improvement 5% 12/1/2021                                                         1,065,000         415
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,266,944         494
       700M   Garfield Heights 6.3% 12/1/2014                                                      725,907         283
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  783,544         305
     1,000M   Licking County Joint Voc. School District
                5% 12/1/2020                                                                     1,065,000         415
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,452,750         566
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    298,438         116
       500M   North Royalton City School District 6% 12/1/2014                                     581,250         226
     1,000M   Oakwood City School District 5% 12/1/2020                                          1,071,250         417
       210M   Shaker Heights City School District 7.1% 12/15/2010                                  241,237          94
     1,130M   Toledo City School District 5% 12/1/2020                                           1,210,512         472
       750M   Youngstown 6% 12/1/2031                                                              855,000         333
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,015,276       7,019
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.1%
       500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                5 1/2% 9/1/2011                                                                    542,500         211
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.5%
      $280M   Hamilton Wastewater Rev. 5.9% 10/15/2011                                            $299,250        $117
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  567,500         221
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                       277,812         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,144,562         446
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.8%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,140,000         444
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,125,000         439
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,265,000         883
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,452,888)                                     99.4%     25,507,838       9,938
Other Assets, Less Liabilities                                                          .6         159,614          62
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,667,452     $10,000
======================================================================================================================



                                                                               Expiration      Notional     Unrealized
Interest Rate Swap                                                                   Date        Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014       $1,300M         $8,779
----------------------------------------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Fund Expenses
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,041.06          $3.85
Hypothetical (5% return before expenses)         $1,000.00      $1,021.37          $3.81
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,037.32          $7.68
Hypothetical (5% return before expenses)         $1,000.00      $1,017.60          $7.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        55.2%
Utilities                                  17.7%
Certificates of Participation               7.8%
Transportation                              7.4%
Other Revenue                               6.2%
Education                                   5.4%
Short-Term Tax-Exempt Investments           0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Oregon Fund
Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
                 Oregon         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,124            11,759            11,768
Dec-96           11,533            12,259            12,302
Dec-97           12,682            13,385            13,645
Dec-98           13,480            14,253            14,613
Dec-99           13,217            13,959            13,686
Dec-00           14,676            15,590            16,033
Dec-01           15,270            16,389            16,750
Dec-02           16,803            17,963            18,547
Dec-03           17,581            18,916            19,692
Dec-04           18,069            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--OREGON FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.78%          (3.10%)
        Five Years              6.46%           5.20%
        Ten Years               6.72%           6.09%
        S.E.C. 30-Day Yield            2.58%
Class B Shares
        One Year                1.96%          (2.04%)
        Five Years              5.67%           5.35%
        Since Inception
        (1/12/95)               6.00%           6.00%
        S.E.C. 30-Day Yield            2.00%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.55%), 4.72% and 5.38%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.16%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.50%), 4.80% and 5.28%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.50%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2004


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Certificates of Participation--7.8%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $543,125        $185
       500M     5 1/4% 5/1/2017                                                                    550,625         188
     1,020M     5% 5/1/2022                                                                      1,079,925         368
       100M   Washington County Educ. Service Dist. 7% 6/1/2005*                                   102,035          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,275,710         776
----------------------------------------------------------------------------------------------------------------------
              Education--5.3%
       200M   Chemeketa Community College District 6.4% 7/1/2009                                   204,220          70
     1,250M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,360,938         464
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,565,158         534
----------------------------------------------------------------------------------------------------------------------
              General Obligations--54.7%
     1,000M   Benton and Linn Counties School District #509J
                (Corvallis) 5% 6/1/2020                                                          1,070,000         365
       300M   Chemeketa Community College District
                5.8% 6/1/2006*                                                                     315,375         108
              Clackamas County School District:
     1,000M     #62C (Oregon City) 5% 6/15/2020                                                  1,077,500         367
     1,000M     #086 (Canby) 5% 6/15/2020                                                        1,075,000         367
       500M   Deschutes County Administrative School District #1
                (Bend) 5 1/2% 6/15/2016                                                            557,500         190
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,175,006         401
       250M   Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   278,750          95
       635M   Jefferson County School District #509J 5 1/4% 6/15/2019                              697,706         238
       500M   Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   545,000         186
       245M   La Grande 5 5/8% 6/1/2011                                                            256,025          87
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     290,625          99
       500M     #55 (Sweet Home) 5 1/2% 6/15/2025                                                  546,250         186
       180M     #95 (Scio) 5 3/4% 7/15/2006*                                                       189,675          65
       250M   Morrow County School District #1, 5 5/8% 6/15/2014                                   285,625          97
       250M   Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                   279,688          95
       760M   Polk Marion & Benton Counties School District #13J
                5 5/8% 6/15/2010*                                                                  864,500         295
     1,000M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                           1,212,500         414
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
    $1,000M   Salem-Keizer School District #24J 5% 6/15/2019                                    $1,077,500        $367
       600M   Southwestern Community College District
                6.05% 6/1/2010*                                                                    695,250         237
       250M   Tillamook County 5.6% 1/15/2007*                                                     266,563          91
       500M   Umatilla County School District #16R (Pendleton)
                5 1/4% 7/1/2014                                                                    569,375         194
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   607,750         207
              Washington and Clackamas Counties School
                District #23 (Tigard):
       600M     5 1/4% 6/1/2016                                                                    684,000         233
     1,000M     5 3/8% 6/15/2020                                                                 1,110,000         379
              Washington County School District:
       170M     #3JT (Hillsboro) 6% 11/1/2005*                                                     175,498          60
       145M     #88J (Sherwood) 6.1% 6/1/2005*                                                     147,427          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,050,088       5,473
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
       500M   Portland Airport Way Urban Renewal & Redev.
                6% 6/15/2016                                                                       568,125         194
              Puerto Rico Commonwealth Hwy. & Trans.
                Auth. Revenue:
     1,020M     6 1/4% 7/1/2014                                                                  1,248,225         426
       300M     5 3/4% 7/1/2018                                                                    340,500         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,156,850         736
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.5%
       440M   Columbia River Oregon Peoples Utility District
                Elec. Sys. 5.55% 12/1/2020                                                         487,850         166
       125M   Emerald Peoples Utility Dist. 7.35% 11/1/2011                                        156,094          53
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            677,250         231
       250M   Marion County Solid Waste & Electric Rev.
                5 3/8% 10/1/2008                                                                   262,500          89
       250M   Portland Gas Tax Rev. 5 3/4% 6/1/2012                                                261,250          89
       300M   Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                                330,375         113
              Puerto Rico Electric Power Authority:
       750M     5 1/8% 7/1/2026                                                                    795,937         271
       500M     5 1/4% 7/1/2029                                                                    529,375         181
       250M   Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                            261,875          89
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,000M   Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                                $1,091,250        $372
       250M   Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                291,875         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,145,631       1,754
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.2%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2009*                                                                   570,000         194
              Portland Urban Renewal & Redevelopment:
       405M     Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                      448,031         153
       700M     South Parks Blocks Series "A" 5 3/4% 6/15/2017                                     793,625         271
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,811,656         618
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $27,071,780)                                               29,005,093       9,891
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       100M   Puerto Rico Commonwealth Govt. Dev. Bank Adjustable
                Rate Note 1.92%** (cost $100,000)                                                  100,000          34
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $27,171,780)                               99.2%     29,105,093       9,925
Other Assets, Less Liabilities                                                          .8         220,410          75
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,325,503     $10,000
======================================================================================================================



                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014       $1,400M       $(52,964)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014        1,400M          9,455
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,800M       $(43,509)
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is reset weekly and is the rate in effect at December 31, 2004.


See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,041.10          $4.62
Hypothetical (5% return before expenses)         $1,000.00      $1,020.62          $4.57
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,036.90          $8.45
Hypothetical (5% return before expenses)         $1,000.00      $1,016.84          $8.36
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                        33.6%
Utilities                                  16.8%
Education                                  14.0%
Other Revenue                              13.6%
Healthcare                                 13.5%
Transportation                              6.7%
Short-Term Municipal Investments            1.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
           Pennsylvania         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,153            11,759            11,768
Dec-96           11,531            12,259            12,302
Dec-97           12,585            13,385            13,645
Dec-98           13,243            14,253            14,613
Dec-99           12,947            13,959            13,686
Dec-00           14,409            15,590            16,033
Dec-01           15,054            16,389            16,750
Dec-02           16,668            17,963            18,547
Dec-03           17,363            18,916            19,692
Dec-04           17,770            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

                           Average Annual Total Returns*
Class A Shares                N.A.V. Only  S.E.C. Standardized
        One Year                2.35%          (3.57%)
        Five Years              6.54%           5.29%
        Ten Years               6.54%           5.92%
        S.E.C. 30-Day Yield            2.32%
Class B Shares
        One Year                1.52%          (2.48%)
        Five Years              5.74%           5.41%
        Since Inception
        (1/12/95)               5.83%           5.83%
        S.E.C. 30-Day Yield            1.72%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.82%), 5.05% and 5.64%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.08%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.73%), 5.14% and 5.56%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.45%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.1%
              Education--13.9%
    $1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                              $1,172,500        $237
     1,410M   Pennsylvania State Higher Educ. Facs. Authority
                5 1/2% 6/15/2014                                                                 1,566,863         317
              State Public School Bldg. Auth. College Revenue:
     1,000M     Butler Cnty. Cmnty. College Proj. 5.7% 7/15/2010*                                1,143,750         231
       500M     Delaware Cnty. Cmnty. College Proj.
                  5 3/4% 10/1/2016                                                                 566,875         115
     1,000M   Northampton Cnty. Area Series "A" 5% 3/1/2020                                      1,072,500         217
     1,265M   Richland School District 5% 11/15/2022                                             1,342,481         272
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,864,969       1,389
----------------------------------------------------------------------------------------------------------------------
              General Obligations--33.2%
     1,000M   Adams County 5 3/8% 5/15/2011*                                                     1,132,500         229
     1,000M   Ambridge Area Sch. Dist. Series "B" 5 1/8% 5/1/2023                                1,065,000         215
       600M   Erie 5.7% 5/15/2007*                                                                 647,250         131
     1,545M   Garnet Valley School District 5 1/2% 4/1/2014                                      1,745,850         353
     1,000M   General McLane School District 5 3/4% 5/15/2007*                                   1,080,000         219
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,183,481         239
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,535,625         311
              Pennsbury School District:
     1,000M     5 1/2% 1/15/2017                                                                 1,117,500         226
     1,085M     5% 8/1/2025                                                                      1,139,250         231
       385M   Philadelphia 6% 11/15/2014                                                           394,521          80
              Philadelphia School District:
     1,180M     6% 3/1/2010*                                                                     1,358,475         275
     1,000M     5 1/2% 2/1/2012*                                                                 1,141,250         231
     1,600M   Pittsburgh 5 1/2% 9/1/2014                                                         1,790,000         362
     1,000M   Uniontown Area Sch. Dist. Series "A" 5 1/2% 10/1/2030                              1,081,250         219
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,411,952       3,321
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.4%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,100,000         223
                Health Center--University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                                  1,077,500         218
     1,000M       5.65% 4/1/2014                                                                 1,077,500         218
     1,000M   Berks County Municipal Auth. Hosp. (Reading Hosp.
                Med. Ctr.) 5.7% 10/1/2014                                                        1,165,000         236
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                5 1/2% 5/15/2013                                                                $1,070,000        $216
     1,000M   Pennsylvania State Higher Educ. Facs. Auth.
                Hlth. Svcs. 5.7% 11/15/2011 (Defaulted) (Note 1A)                                1,106,250         224
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,596,250       1,335
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.6%
     1,620M   Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                             1,755,675         355
     1,375M   Pennsylvania State Turnpike Commn. Tpk. Rev.
                5 1/4% 12/1/2022                                                                 1,514,219         306
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,269,894         661
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.6%
     1,000M   Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,025,000         208
     1,325M   Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,462,469         296
     1,000M   Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr.
                Rev. 5% 5/1/2025                                                                 1,048,750         212
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,150,000         232
     2,950M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                3,540,000         716
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,226,219       1,664
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--13.4%
              Philadelphia Auth. Indl. Dev. Lease Revenue:
     1,000M     5 1/2% 10/1/2014                                                                 1,125,000         228
     1,000M     5 1/2% 10/1/2016                                                                 1,117,500         226
     1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,130,000         229
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
     1,000M     5 1/2% 4/15/2016                                                                 1,120,000         226
     1,000M     5 1/2% 4/15/2019                                                                 1,113,750         226
     1,000M   Washington County Indl. Dev. Auth. (West Penn
                Pwr. Co.) 6.05% 4/1/2014                                                         1,029,210         208
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,635,460       1,343
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $43,873,897)                                               48,004,744       9,713
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.8%
      $900M   Delaware Cnty. Indl. Dev. Auth. Arpt. Facs. Rev.
                Adjustable Rate Note 2.13%** (cost $900,000)                                      $900,000        $182
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $44,773,897)                               98.9%     48,904,744       9,895
Other Assets, Less Liabilities                                                         1.1         517,178         105
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $49,421,922     $10,000
======================================================================================================================



                                                                               Expiration      Notional     Unrealized
Interest Rate Swap                                                                   Date        Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014       $2,400M        $16,208
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is reset daily and is the rate in effect at December 31, 2004.


See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value       During Period
                                                   (7/1/04)     (12/31/04)   (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,044.34          $4.62
Hypothetical (5% return before expenses)         $1,000.00      $1,020.62          $4.57
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,040.70          $8.46
Hypothetical (5% return before expenses)         $1,000.00      $1,016.84          $8.36
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART: By Sector)

General Obligations                    29.0%
Other Revenue                          25.7%
Utilities                              16.6%
Transportation                         14.7%
Health Care                             8.3%
Education                               5.7%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares), the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index.+

First Investors Multi-State Insured Tax Free Fund -- Virginia Fund Graph Plot Points
As of December 31, 2004

                                   Lehman           Merrill
                                 Brothers             Lynch
               Virginia         Municipal         Municipal
                   Fund             Index             Index

Dec-94          $ 9,425           $10,000           $10,000
Dec-95           11,070            11,759            11,768
Dec-96           11,454            12,259            12,302
Dec-97           12,488            13,385            13,645
Dec-98           13,198            14,253            14,613
Dec-99           12,851            13,959            13,686
Dec-00           14,325            15,590            16,033
Dec-01           14,904            16,389            16,750
Dec-02           16,415            17,963            18,547
Dec-03           17,173            18,916            19,692
Dec-04           17,651            19,764            20,766

(INSET BOX IN CHART READS:)

First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

                           Average Annual Total Returns*
Class A Shares               N.A.V. Only  S.E.C. Standardized
        One Year                2.78%          (3.09%)
        Five Years              6.55%           5.30%
        Ten Years               6.47%           5.85%
        S.E.C. 30-Day Yield            2.72%
Class B Shares
        One Year                1.98%          (2.02%)
        Five Years              5.75%           5.42%
        Since Inception
        (1/12/95)               5.76%           5.76%
        S.E.C. 30-Day Yield            2.14%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 12/31/94 with theoretical investments in the Lehman Brothers Municipal Index and the Merrill Lynch Municipal Securities Master Index (the "Indices"). The Indices are total return performance benchmarks for the investment grade tax exempt bond market. The Indices do not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/04) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.35%), 5.01% and 5.48%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 2.44%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.28%), 5.10% and 5.39%, respectively, and the S.E.C. 30-Day Yield for December 2004 would have been 1.84%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Index figures are from Lehman Brothers, Inc., Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch Municipal Securities
  Master Index this year because it is more readily available to the Fund. After this year, we will not show a comparison to the Lehman Brothers Municipal Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--5.6%
    $1,000M   Norfolk Redev. & Housing Auth. (Tidewater
                Cmnty. College) 5 7/8% 11/1/2005*                                               $1,051,000        $274
     1,000M   Virginia College Building Auth. Educ. Facs. Rev.
                5 1/4% 2/1/2017                                                                  1,093,750         286
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,144,750         560
----------------------------------------------------------------------------------------------------------------------
              General Obligations--28.5%
     1,000M   Hampton 5 3/4% 2/1/2014                                                            1,135,000         296
     1,065M   Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                     1,144,875         299
     1,000M   Lunenburg County Series "B" 5 1/4% 2/1/2029                                        1,070,000         279
              Norfolk:
     1,730M      5% 7/1/2020                                                                     1,844,612         481
     1,100M      5% 7/1/2021                                                                     1,168,750         305
     1,000M   Puerto Rico Pub. Bldgs. Auth. 6 1/4 7/1/2014                                       1,223,750         319
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,102,500         288
     1,000M     5 1/2% 1/15/2017                                                                 1,120,000         292
     1,000M   Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                   1,111,250         290
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,920,737       2,849
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.2%
              Roanoke Industrial Development Authority:
     1,000M     Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                  1,110,000         289
     1,675M     Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                     2,026,750         529
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,136,750         818
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.4%
              Metropolitan Washington DC Airport Auth. System:
       960M     Series "B" 5.1% 10/1/2021                                                        1,018,800         266
       500M     Series "B" 5 1/8% 10/1/2022                                                        528,125         138
     1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                              1,749,444         456
              Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Inverse Floater:**
     1,150M       7.93% 7/1/2020                                                                 1,348,375         351
       750M       7.93% 7/1/2022                                                                   861,562         225
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,506,306       1,436
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.3%
    $1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                        $1,379,069        $360
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,049,220         274
       500M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   543,750         142
              Puerto Rico Electric Power Authority:
     1,000M     5 3/8% 7/1/2017                                                                  1,118,750         292
     1,000M     Series "II" 5 1/4% 7/1/2022                                                      1,086,250         283
     1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,066,250         278
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,243,289       1,629
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--25.1%
     1,000M   Dinwiddle Cnty. Indl. Dev. Auth. Lease Rev.
                Series "B" 5% 2/15/2024                                                          1,048,750         274
     1,330M   Front Royal & Warren Cnty. Va. Indl. Dev. Auth.
                Lease Rev. 5% 4/1/2022                                                           1,413,125         369
     1,000M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                 1,093,750         285
       500M   Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                5 5/8% 11/1/2015                                                                   565,000         147
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,077,500         281
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,160,000         303
              Southwest Regional Jail Authority Revenue:
     1,000M     5 1/8% 9/1/2021                                                                  1,075,000         280
     1,020M     5 1/8% 9/1/2022                                                                  1,091,400         285
     1,010M   Virginia State Res. Auth. Infrastructure Rev. Series "B"
                5 1/2% 5/1/2018                                                                  1,119,838         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,644,363       2,516
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,790,234)                                     98.1%     37,596,195       9,808
Other Assets, Less Liabilities                                                         1.9         736,902         192
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $38,333,097     $10,000
======================================================================================================================





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                               Expiration      Notional   Appreciation
Interest Rate Swaps                                                                  Date        Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.037% with Citibank, N.A.                                           7/30/2014       $2,100M       $(79,446)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                                   10/22/2014        2,000M         13,507
----------------------------------------------------------------------------------------------------------------------
                                                                                                $4,100M       $(65,939)
----------------------------------------------------------------------------------------------------------------------

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer. The interest rates shown are the rates in effect at December 31, 2004.


See notes to financial statements



This page intentionally left blank.


Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INSURED
                                                                TAX-EXEMPT   INTERMEDIATE        INSURED        INSURED
                                                              MONEY MARKET     TAX EXEMPT     TAX EXEMPT  TAX EXEMPT II
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $13,861,092    $68,679,239   $728,866,565   $100,430,591
                                                              ============   ============   ============   ============
  At value (Note 1A)                                           $13,861,092    $69,861,268   $821,000,522   $104,902,398
Cash                                                                59,756         91,136        613,082         92,190
Receivables:
  Interest                                                         106,669        762,277     12,499,046      1,094,589
  Shares sold                                                           --         45,114         59,272        247,643
Unrealized gain on swap agreements                                      --             --             --             --
Other assets                                                         4,891             --         81,733             --
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    14,032,408     70,759,795    834,253,655    106,336,820
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                       --             --      3,356,419      5,994,979
  Distributions payable                                              1,067         28,083        649,766        177,291
  Shares redeemed                                                    8,381         38,000      1,006,147         37,968
Unrealized loss on swap agreements                                      --             --        620,339         65,945
Accrued advisory fees                                                   --         32,444        427,494         52,918
Accrued shareholder servicing costs                                  2,860          3,950         46,100          6,550
Accrued expenses                                                    12,758         12,897         52,719          7,876
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                   25,066        115,374      6,158,984      6,343,527
                                                              ------------   ------------   ------------   ------------
Net Assets                                                     $14,007,342    $70,644,421   $828,094,671    $99,993,293
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $14,007,342    $69,466,324   $737,473,557    $95,553,792
Undistributed net investment income                                     --         38,646        253,538         33,639
Accumulated net realized loss on investments
  and swap agreements                                                   --        (42,578)    (1,146,042)            --
Net unrealized appreciation in value of investments
  and swap agreements                                                   --      1,182,029     91,513,618      4,405,862
                                                              ------------   ------------   ------------   ------------
Total                                                          $14,007,342    $70,644,421   $828,094,671    $99,993,293
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                      $13,984,635    $59,519,830   $824,506,887    $83,554,740
  Class B                                                          $22,707    $11,124,591     $3,587,784    $16,438,553
Shares outstanding (Note 2):
  Class A                                                       13,984,635      9,233,987     80,416,312      5,418,383
  Class B                                                           22,707      1,723,036        350,579      1,066,365

Net asset value and redemption price per share - Class A             $1.00+         $6.45         $10.25         $15.42
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                             N/A          $6.84         $10.88         $16.36
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                           $1.00          $6.46         $10.23         $15.42
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                  NEW YORK          MULTI-STATE INSURED TAX FREE FUND
                                                                   INSURED --------------------------------------------
                                                                  TAX FREE        ARIZONA     CALIFORNIA       COLORADO
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $169,055,351    $18,409,944    $26,076,004     $9,918,084
                                                              ============   ============   ============   ============
  At value (Note 1A)                                          $184,257,313    $19,944,089    $28,610,050    $10,693,586
Cash                                                               451,365         95,486        140,353        108,774
Receivables:
  Interest                                                       2,781,502        433,536        444,275         58,911
  Shares sold                                                      408,851         10,508            238          5,000
Unrealized gain on swap agreements                                      --          6,754             --          3,377
Other assets                                                        10,408             --            628             --
                                                              ------------   ------------   ------------   ------------
Total Assets                                                   187,909,439     20,490,373     29,195,544     10,869,648
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                1,490,607             --             --             --
  Distributions payable                                            146,573         39,999         40,265         11,229
  Shares redeemed                                                   12,693          1,473        160,843             --
Unrealized loss on swap agreements                                 534,312             --         47,292             --
Accrued advisory fees                                               94,194          6,574         18,002          1,485
Accrued shareholder servicing costs                                  9,490            873          1,218            580
Accrued expenses                                                    33,759          7,463          8,159          5,333
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                2,321,628         56,382        275,779         18,627
                                                              ------------   ------------   ------------   ------------
Net Assets                                                    $185,587,811    $20,433,991    $28,919,765    $10,851,021
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $172,977,310    $18,885,006    $26,405,522    $10,060,614
Undistributed net investment income                                 91,533          8,086         28,717         15,005
Accumulated net realized loss on investments
  and swap agreements                                           (2,148,682)            --         (1,228)        (3,477)
Net unrealized appreciation in value of investments
  and swap agreements                                           14,667,650      1,540,899      2,486,754        778,879
                                                              ------------   ------------   ------------   ------------
Total                                                         $185,587,811    $20,433,991    $28,919,765    $10,851,021
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                     $177,974,983    $17,911,021    $25,873,335     $9,705,239
  Class B                                                       $7,612,828     $2,522,970     $3,046,430     $1,145,782
Shares outstanding (Note 2):
  Class A                                                       12,193,508      1,291,784      2,067,138        703,121
  Class B                                                          522,182        181,887        243,264         83,022

Net asset value and redemption price per share - Class A            $14.60         $13.87         $12.52         $13.80
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $15.49         $14.72         $13.28         $14.64
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $14.58         $13.87         $12.52         $13.80
                                                              ============   ============   ============   ============

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                             MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                               CONNECTICUT        FLORIDA        GEORGIA       MARYLAND
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $34,285,827    $36,503,150    $10,994,363    $29,651,544
                                                              ============   ============   ============   ============
  At value (Note 1A)                                           $36,547,945    $39,296,169    $11,815,835    $31,929,948
Cash                                                                71,662         75,847        160,553          9,054
Receivables:
  Interest                                                         603,032        536,359        164,468        646,388
  Shares sold                                                       41,145          2,685            236          2,391
Unrealized gain on swap agreements                                      --             --             --             --
Other assets                                                            --             --             --             --
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    37,263,784     39,911,060     12,141,092     32,587,781
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Distributions payable                                             32,571         78,040         10,901         42,505
  Shares redeemed                                                   78,828         39,382             --        125,601
Unrealized loss on swap agreements                                  25,000         62,155         14,863        110,255
Accrued advisory fees                                               14,182         15,377          1,672         12,367
Accrued shareholder servicing costs                                  1,700          1,727            504          1,260
Accrued expenses                                                     6,875          4,751          3,099          8,692
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                  159,156        201,432         31,039        300,680
                                                              ------------   ------------   ------------   ------------
Net Assets                                                     $37,104,628    $39,709,628    $12,110,053    $32,287,101
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $34,845,906    $36,931,357    $11,342,723    $30,257,235
Undistributed net investment income                                 31,185         47,407          6,519         49,947
Accumulated net realized loss on investments
  and swap agreements                                               (9,581)            --        (45,798)      (188,230)
Net unrealized appreciation in value of investments
  and swap agreements                                            2,237,118      2,730,864        806,609      2,168,149
                                                              ------------   ------------   ------------   ------------
Total                                                          $37,104,628    $39,709,628    $12,110,053    $32,287,101
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                      $32,130,021    $36,477,439    $10,815,368    $27,106,915
  Class B                                                       $4,974,607     $3,232,189     $1,294,685     $5,180,186
Shares outstanding (Note 2):
  Class A                                                        2,379,744      2,660,709        787,410      1,932,018
  Class B                                                          368,886        235,578         94,324        368,968

Net asset value and redemption price per share - Class A            $13.50         $13.71         $13.74         $14.03
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.32         $14.55         $14.58         $14.89
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.49         $13.72         $13.73         $14.04
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------
                                                                   MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                             MASSACHUSETTS       MICHIGAN      MINNESOTA
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $26,233,091    $34,475,819    $14,081,268
                                                              ============   ============   ============
  At value (Note 1A)                                           $28,612,594    $37,951,331    $15,122,088
Cash                                                                 2,723         37,931         12,345
Receivables:
  Interest                                                         361,449        503,212        291,030
  Shares sold                                                       30,289         89,096             --
Unrealized gain on swap agreements                                   7,428         13,507             --
Other assets                                                           644            607            528
                                                              ------------   ------------   ------------
Total Assets                                                    29,015,127     38,595,684     15,425,991
                                                              ------------   ------------   ------------
Liabilities
Payables:
  Distributions payable                                             13,842         44,984         10,726
  Shares redeemed                                                   20,341        339,539             --
Unrealized loss on swap agreements                                      --             --             --
Accrued advisory fees                                               11,064         20,608          1,485
Accrued shareholder servicing costs                                  1,560          2,179            979
Accrued expenses                                                    16,517         17,826          3,724
                                                              ------------   ------------   ------------
Total Liabilities                                                   63,324        425,136         16,914
                                                              ------------   ------------   ------------
Net Assets                                                     $28,951,803    $38,170,548    $15,409,077
                                                              ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $26,838,616    $34,671,226    $14,508,272
Undistributed net investment income                                  6,751         10,303         15,374
Accumulated net realized loss on investments
  and swap agreements                                             (280,495)            --       (155,389)
Net unrealized appreciation in value of investments
  and swap agreements                                            2,386,931      3,489,019      1,040,820
                                                              ------------   ------------   ------------
Total                                                          $28,951,803    $38,170,548    $15,409,077
                                                              ============   ============   ============
Net Assets:
  Class A                                                      $25,328,578    $35,868,907    $14,286,936
  Class B                                                       $3,623,225     $2,301,641     $1,122,141
Shares outstanding (Note 2):
  Class A                                                        2,093,773      2,807,703      1,183,116
  Class B                                                          299,196        180,427         92,776

Net asset value and redemption price per share - Class A            $12.10         $12.78         $12.08
                                                              ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $12.84         $13.56         $12.82
                                                              ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $12.11         $12.76         $12.10
                                                              ============   ============   ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                  MISSOURI     NEW JERSEY NORTH CAROLINA           OHIO
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $10,190,592    $62,413,251    $23,829,456    $23,452,888
                                                              ============   ============   ============   ============
  At value (Note 1A)                                           $10,921,688    $67,780,648    $25,412,926    $25,507,838
Cash                                                                 5,131        975,271         84,019         49,781
Receivables:
  Interest                                                         172,819      1,241,726        276,907        160,899
  Shares sold                                                       51,200         10,067         64,319            489
Unrealized gain on swap agreements                                      --             --          8,780          8,779
Other assets                                                            --            277             --            572
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    11,150,838     70,007,989     25,846,951     25,728,358
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Distributions payable                                             14,651         62,097         21,148         24,867
  Shares redeemed                                                       29         27,530             --         14,867
Unrealized loss on swap agreements                                  14,864        109,448             --             --
Accrued advisory fees                                                1,382         32,981         13,898          7,344
Accrued shareholder servicing costs                                    516          2,731          1,280          1,530
Accrued expenses                                                     6,561         24,019          5,283         12,298
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                   38,003        258,806         41,609         60,906
                                                              ------------   ------------   ------------   ------------
Net Assets                                                     $11,112,835    $69,749,183    $25,805,342    $25,667,452
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $10,445,384    $64,932,488    $24,221,397    $23,647,834
Undistributed net investment income                                 13,036         39,497         19,958         25,428
Accumulated net realized loss on investments
  and swap agreements                                              (61,817)      (480,751)       (28,263)       (69,539)
Net unrealized appreciation in value of investments
  and swap agreements                                              716,232      5,257,949      1,592,250      2,063,729
                                                              ------------   ------------   ------------   ------------
Total                                                          $11,112,835    $69,749,183    $25,805,342    $25,667,452
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                       $7,838,874    $63,234,824    $21,430,219    $22,009,740
  Class B                                                       $3,273,961     $6,514,359     $4,375,123     $3,657,712
Shares outstanding (Note 2):
  Class A                                                          568,880      4,821,242      1,584,212      1,724,178
  Class B                                                          237,481        497,816        323,482        286,369

Net asset value and redemption price per share - Class A            $13.78         $13.12         $13.53         $12.77
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.62         $13.92         $14.36         $13.55
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.79         $13.09         $13.53         $12.77
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------
                                                                   MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                                    OREGON   PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $27,171,780    $44,773,897    $34,790,234
                                                              ============   ============   ============
  At value (Note 1A)                                           $29,105,093    $48,904,744    $37,596,195
Cash                                                                56,810         16,642        104,920
Receivables:
  Interest                                                         282,734        572,779        740,300
  Shares sold                                                        7,718         63,351         45,319
Unrealized gain on swap agreements                                      --         16,208             --
Other assets                                                            --             --             --
                                                              ------------   ------------   ------------
Total Assets                                                    29,452,355     49,573,724     38,486,734
                                                              ------------   ------------   ------------
Liabilities
Payables:
  Distributions payable                                             17,980         62,680         55,482
  Shares redeemed                                                   43,239         56,431          4,045
Unrealized loss on swap agreements                                  43,509             --         65,939
Accrued advisory fees                                                9,814         20,998         16,124
Accrued shareholder servicing costs                                  1,808          2,405          1,670
Accrued expenses                                                    10,502          9,288         10,377
                                                              ------------   ------------   ------------
Total Liabilities                                                  126,852        151,802        153,637
                                                              ------------   ------------   ------------
Net Assets                                                     $29,325,503    $49,421,922    $38,333,097
                                                              ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $27,621,114    $45,480,050    $35,731,585
Undistributed net investment income                                  6,881         33,931         39,797
Accumulated net realized loss on investments
  and swap agreements                                             (192,296)      (239,114)      (178,307)
Net unrealized appreciation in value of investments
  and swap agreements                                            1,889,804      4,147,055      2,740,022
                                                              ------------   ------------   ------------
Total                                                          $29,325,503    $49,421,922    $38,333,097
                                                              ============   ============   ============
Net Assets:
  Class A                                                      $26,630,792    $45,969,301    $35,941,339
  Class B                                                       $2,694,711     $3,452,621     $2,391,758
Shares outstanding (Note 2):
  Class A                                                        2,017,180      3,451,215      2,694,818
  Class B                                                          204,442        259,382        179,932

Net asset value and redemption price per share - Class A            $13.20         $13.32         $13.34
                                                              ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.01         $14.13         $14.15
                                                              ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.18         $13.31         $13.29
                                                              ============   ============   ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2004
-----------------------------------------------------------------------------------------------------------------------
                                                                                  INSURED
                                                                TAX-EXEMPT   INTERMEDIATE        INSURED        INSURED
                                                              MONEY MARKET     TAX EXEMPT     TAX EXEMPT  TAX EXEMPT II
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                   $186,362     $2,162,761    $43,307,092     $4,291,760
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     77,912        427,932      6,380,029        960,216
  Distribution plan expenses - Class A                                  --        148,773      2,286,208        198,237
  Distribution plan expenses - Class B                                 132        118,128         39,268        167,266
  Shareholder servicing costs                                       34,386         42,542        550,962         70,946
  Professional fees                                                 24,434         19,037         81,589         30,005
  Registration fees                                                 38,297         33,728         38,297         38,775
  Custodian fees                                                     6,551         11,988         73,585         14,040
  Reports to shareholders                                            3,986          6,362         81,102          9,247
  Directors/trustees' fees                                             584          2,503         31,456          3,522
  Other expenses                                                     7,279         29,744        222,815         36,453
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     193,561        840,737      9,785,311      1,528,707
Less: Expenses waived                                              (83,085)       (71,337)    (1,190,939)      (437,172)
  Expenses paid indirectly                                            (911)        (3,311)       (13,709)        (6,100)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       109,565        766,089      8,580,663      1,085,435
                                                              ------------   ------------   ------------   ------------
Net investment income                                               76,797      1,396,672     34,726,429      3,206,325
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements             --        (42,578)      (996,161)       747,721
Net unrealized depreciation of investments
  and swap agreements                                                   --       (621,532)   (12,925,151)      (108,480)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                      --       (664,110)   (13,921,312)       639,241
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations               $76,797       $732,562    $20,805,117     $3,845,566
                                                              ============   ============   ============   ============





------------------------------------------------------------  ------------ --------------------------------------------
                                                                  NEW YORK        MULTI-STATE INSURED TAX FREE FUND
                                                                   INSURED --------------------------------------------
                                                                  TAX FREE        ARIZONA     CALIFORNIA       COLORADO
-------------------------------------------------------------------------- --------------------------------------------
Investment Income
Interest income                                                 $9,133,348     $1,060,497     $1,395,086       $549,743
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                  1,409,116        168,614        222,236         88,282
  Distribution plan expenses - Class A                             450,030         49,211         65,973         26,008
  Distribution plan expenses - Class B                              78,700         27,975         32,423         13,677
  Shareholder servicing costs                                      111,495         10,524         13,567          7,084
  Professional fees                                                 38,988          8,642         11,187          6,382
  Registration fees                                                  1,391          1,632          1,632            461
  Custodian fees                                                    19,212          5,089          5,781          3,343
  Reports to shareholders                                           14,933          1,624          2,144          1,221
  Directors/trustees' fees                                           6,927            841          1,094            445
  Other expenses                                                    60,798         12,654         13,370         10,552
                                                              ------------   ------------   ------------   ------------
Total expenses                                                   2,191,590        286,806        369,407        157,455
Less: Expenses waived                                             (281,823)       (94,984)       (91,649)       (75,664)
  Expenses paid indirectly                                         (12,039)        (2,210)        (1,594)          (902)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                     1,897,728        189,612        276,164         80,889
                                                              ------------   ------------   ------------   ------------
Net investment income                                            7,235,620        870,885      1,118,922        468,854
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements     (2,148,682)        69,920         (1,228)        32,443
Net unrealized depreciation of investments
  and swap agreements                                             (696,617)      (230,690)       (29,430)      (162,016)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments and swap agreements              (2,845,299)      (160,770)       (30,658)      (129,573)
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations            $4,390,321       $710,115     $1,088,264       $339,281
                                                              ============   ============   ============   ============
See notes to financial statements






Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2004
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                               CONNECTICUT        FLORIDA        GEORGIA       MARYLAND
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                 $1,794,542     $1,918,170       $520,810     $1,526,605
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    279,246        305,651         84,999        244,506
  Distribution plan expenses - Class A                              79,608         93,570         24,932         67,748
  Distribution plan expenses - Class B                              53,896         33,255         13,605         55,016
  Shareholder servicing costs                                       20,416         19,864          5,093         15,274
  Professional fees                                                 12,267         16,252          7,280         10,626
  Registration fees                                                  1,046            461            461          1,584
  Custodian fees                                                     7,330          7,200          2,863          5,961
  Reports to shareholders                                            2,130          2,923            901          2,579
  Directors/trustees' fees                                           1,367          1,499            413          1,146
  Other expenses                                                    22,103         15,839          9,887         21,341
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     479,409        496,514        150,434        425,781
Less: Expenses waived                                             (119,982)      (103,444)       (70,389)      (104,342)
  Expenses paid indirectly                                          (2,562)        (1,374)        (1,867)        (3,113)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       356,865        391,696         78,178        318,326
                                                              ------------   ------------   ------------   ------------
Net investment income                                            1,437,677      1,526,474        442,632      1,208,279
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements         (9,581)       109,636        (45,798)      (188,230)
Net unrealized depreciation of investments
  and swap agreements                                              (84,724)      (310,411)       (52,254)      (252,869)
                                                              ------------   ------------   ------------   ------------
Net loss on investments and swap agreements                        (94,305)      (200,775)       (98,052)      (441,099)
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations            $1,343,372     $1,325,699       $344,580       $767,180
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------
                                                                    MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                             MASSACHUSETTS       MICHIGAN      MINNESOTA
--------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                 $1,393,209     $1,998,356       $719,219
                                                              ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    222,561        301,246        114,736
  Distribution plan expenses - Class A                              65,031         95,281         35,171
  Distribution plan expenses - Class B                              36,622         20,538         11,815
  Shareholder servicing costs                                       19,021         24,530          9,492
  Professional fees                                                 12,585         16,426          7,823
  Registration fees                                                  1,584          1,632            461
  Custodian fees                                                     6,031          7,249          3,936
  Reports to shareholders                                            3,122          3,879          1,467
  Directors/trustees' fees                                           1,046          1,492            558
  Other expenses                                                    12,823         18,674         11,823
                                                              ------------   ------------   ------------
Total expenses                                                     380,426        490,947        197,282
Less: Expenses waived                                              (99,467)      (112,702)       (95,559)
  Expenses paid indirectly                                          (1,290)        (1,383)        (1,378)
                                                              ------------   ------------   ------------
Net expenses                                                       279,669        376,862        100,345
                                                              ------------   ------------   ------------
Net investment income                                            1,113,540      1,621,494        618,874
                                                              ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements       (280,495)        19,726       (110,109)
Net unrealized depreciation of investments
  and swap agreements                                              (93,949)      (753,444)       (12,405)
                                                              ------------   ------------   ------------
Net loss on investments and swap agreements                       (374,444)      (733,718)      (122,514)
                                                              ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations              $739,096       $887,776       $496,360
                                                              ============   ============   ============

See notes to financial statements


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2004
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                  MISSOURI     NEW JERSEY NORTH CAROLINA           OHIO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                   $515,860     $3,406,228     $1,172,725     $1,259,094
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     82,915        521,750        187,801        196,506
  Distribution plan expenses - Class A                              19,696        157,163         51,245         55,599
  Distribution plan expenses - Class B                              31,771         67,018         45,421         39,612
  Shareholder servicing costs                                        6,161         35,345         14,767         16,535
  Professional fees                                                  7,711         27,214          9,822         11,607
  Registration fees                                                  1,016            461            461            461
  Custodian fees                                                     2,786         11,140          5,585          5,078
  Reports to shareholders                                              833          5,003          2,263          2,558
  Directors/trustees' fees                                             390          2,559            914            968
  Other expenses                                                    11,560         24,874         15,900         12,618
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     164,839        852,527        334,179        341,542
Less: Expenses waived                                              (73,668)      (139,134)      (110,951)      (114,013)
  Expenses paid indirectly                                          (1,027)        (2,371)        (1,404)        (1,342)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                        90,144        711,022        221,824        226,187
                                                              ------------   ------------   ------------   ------------
Net investment income                                              425,716      2,695,206        950,901      1,032,907
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized loss on investments and swap agreements               (61,817)      (480,751)       (28,263)       (61,610)
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                                7,604       (564,678)      (173,945)      (359,074)
                                                              ------------   ------------   ------------   ------------
Net loss on investments and swap agreements                        (54,213)    (1,045,429)      (202,208)      (420,684)
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations              $371,503     $1,649,777       $748,693       $612,223
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------

                                                                    OREGON   PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                 $1,347,651     $2,348,445     $2,068,505
                                                              ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    217,899        363,256        315,087
  Distribution plan expenses - Class A                              65,452        112,060         98,406
  Distribution plan expenses - Class B                              28,725         36,100         26,491
  Shareholder servicing costs                                       21,289         28,334         20,693
  Professional fees                                                  9,943         14,423         14,703
  Registration fees                                                  1,046            473            461
  Custodian fees                                                     6,373          8,360          7,552
  Reports to shareholders                                            3,085          3,949          2,646
  Directors/trustees' fees                                           1,065          1,777          1,562
  Other expenses                                                    17,414         18,507         23,040
                                                              ------------   ------------   ------------
Total expenses                                                     372,291        587,239        510,641
Less: Expenses waived                                             (130,418)      (122,242)      (110,679)
  Expenses paid indirectly                                          (2,474)        (2,120)        (1,991)
                                                              ------------   ------------   ------------
Net expenses                                                       239,399        462,877        397,971
                                                              ------------   ------------   ------------
Net investment income                                            1,108,252      1,885,568      1,670,534
                                                              ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized loss on investments and swap agreements              (152,598)      (239,114)      (166,527)
Net unrealized depreciation of investments
  and swap agreements                                             (199,179)      (565,122)      (469,991)
                                                              ------------   ------------   ------------
Net loss on investments and swap agreements                       (351,777)      (804,236)      (636,518)
                                                              ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations              $756,475     $1,081,332     $1,034,016
                                                              ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                         TAX-EXEMPT                INSURED INTERMEDIATE
                                                                        MONEY MARKET                    TAX EXEMPT
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                            $76,797        $63,828     $1,396,672     $1,205,112
  Net realized gain (loss) on investments
    and swap agreements                                                 --             --       (42,578)        453,509
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                                 --             --      (621,532)        322,769
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations            76,797         63,828        732,562      1,981,390
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                  (76,797)       (63,828)    (1,217,150)    (1,024,077)
  Net investment income - Class B                                       --             --       (153,481)      (170,089)
  Net realized gains - Class A                                          --             --             --       (371,439)
  Net realized gains - Class B                                          --             --             --        (82,394)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                            (76,797)       (63,828)    (1,370,631)    (1,647,999)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                   15,526,220     17,639,056     12,510,318     35,524,204
    Reinvestment of distributions                                   75,241         62,440        930,079      1,089,899
    Cost of shares redeemed                                    (18,519,020)   (19,208,272)   (10,485,277)    (9,333,508)
                                                              ------------   ------------   ------------   ------------
                                                                (2,917,559)    (1,506,776)     2,955,120     27,280,595
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                           --         37,069      1,204,621      6,039,065
    Reinvestment of distributions                                       --             --        108,582        190,967
    Cost of shares redeemed                                        (41,197)       (37,296)    (2,768,408)    (1,528,224)
                                                              ------------   ------------   ------------   ------------
                                                                   (41,197)          (227)    (1,455,205)     4,701,808
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions             (2,958,756)    (1,507,003)     1,499,915     31,982,403
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                       (2,958,756)    (1,507,003)       861,846     32,315,794

Net Assets
  Beginning of year                                             16,966,098     18,473,101     69,782,575     37,466,781
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $14,007,342    $16,966,098    $70,644,421    $69,782,575
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                       $--            $--        $38,646        $12,605
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                        15,526,220     17,639,056      1,932,760      5,466,490
    Issued for distributions reinvested                             75,241         62,440        144,275        167,657
    Redeemed                                                   (18,519,020)   (19,208,272)    (1,626,829)    (1,436,243)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding       (2,917,559)    (1,506,776)       450,206      4,197,904
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                                --         37,069        186,548        927,955
    Issued for distributions reinvested                                 --             --         16,809         29,327
    Redeemed                                                       (41,197)       (37,296)      (427,443)      (234,656)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (41,197)          (227)      (224,086)       722,626
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                           INSURED                       INSURED
                                                                          TAX EXEMPT                 TAX EXEMPT II
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                        $34,726,429    $36,510,991     $3,206,325     $3,006,555
  Net realized gain (loss) on investments
    and swap agreements                                           (996,161)     6,557,587        747,721        567,556
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                        (12,925,151)    (3,669,638)      (108,480)       677,089
                                                              ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations            20,805,117     39,398,940      3,845,566      4,251,200
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                              (34,656,091)   (36,086,059)    (2,730,704)    (2,578,652)
  Net investment income - Class B                                 (133,406)      (170,729)      (446,083)      (430,820)
  Net realized gains - Class A                                          --     (6,673,491)      (625,204)      (466,638)
  Net realized gains - Class B                                          --        (34,695)      (123,282)      (101,178)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                        (34,789,497)   (42,964,974)    (3,925,273)    (3,577,288)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                   10,859,209     10,457,029     21,227,156     26,796,706
    Reinvestment of distributions                               26,578,691     33,647,224      2,539,297      2,230,827
    Cost of shares redeemed                                    (81,302,747)   (74,035,870)   (20,457,528)   (14,026,089)
                                                              ------------   ------------   ------------   ------------
                                                               (43,864,847)   (29,931,617)     3,308,925     15,001,444
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      129,257        110,563      2,082,638      8,014,916
    Reinvestment of distributions                                   92,057        160,282        425,505        397,359
    Cost of shares redeemed                                     (1,137,768)    (1,228,694)    (3,435,657)    (3,895,784)
                                                              ------------   ------------   ------------   ------------
                                                                  (916,454)      (957,849)      (927,514)     4,516,491
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions            (44,781,301)   (30,889,466)     2,381,411     19,517,935
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                      (58,765,681)   (34,455,500)     2,301,704     20,191,847

Net Assets
  Beginning of year                                            886,860,352    921,315,852     97,691,589     77,499,742
                                                              ------------   ------------   ------------   ------------
  End of year+                                                $828,094,671   $886,860,352    $99,993,293    $97,691,589
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                  $253,538       $316,606        $33,639         $4,101
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                         1,059,662        998,704      1,378,776      1,741,821
    Issued for distributions reinvested                          2,593,816      3,221,367        165,270        145,105
    Redeemed                                                    (7,941,199)    (7,089,791)    (1,336,511)      (915,872)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding       (4,287,721)    (2,869,720)       207,535        971,054
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            12,677         10,516        134,824        521,653
    Issued for distributions reinvested                              8,997         15,365         27,698         25,861
    Redeemed                                                      (111,054)      (117,470)      (225,431)      (255,276)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (89,380)       (91,589)       (62,909)       292,238
                                                              ============   ============   ============   ============
See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    MULTI-STATE
                                                                                               INSURED TAX FREE FUND
                                                                      NEW YORK             ----------------------------
                                                                  INSURED TAX FREE                     ARIZONA
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $7,235,620     $7,709,027       $870,885       $937,941
  Net realized gain (loss) on investments
    and swap agreements                                         (2,148,682)     1,592,997         69,920        152,366
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                           (696,617)    (1,233,282)      (230,690)       (10,549)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         4,390,321      8,068,742        710,115      1,079,758
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (7,134,342)    (7,276,283)      (779,499)      (861,399)
  Net investment income - Class B                                 (254,270)      (296,001)       (88,963)       (82,595)
  Net realized gains - Class A                                          --     (1,523,133)       (61,321)      (133,299)
  Net realized gains - Class B                                          --        (70,723)        (8,649)       (19,163)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (7,388,612)    (9,166,140)      (938,432)    (1,096,456)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                   10,685,426     12,857,413      1,256,785      4,053,465
    Reinvestment of distributions                                5,140,818      6,427,003        510,877        601,481
    Cost of shares redeemed                                    (19,928,188)   (20,297,927)    (5,368,089)    (3,077,363)
                                                              ------------   ------------   ------------   ------------
                                                                (4,101,944)    (1,013,511)    (3,600,427)     1,577,583
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      422,722      1,678,552        359,824      1,129,845
    Reinvestment of distributions                                  210,286        297,352         51,575         59,914
    Cost of shares redeemed                                     (1,472,513)    (3,622,784)      (978,700)      (179,751)
                                                              ------------   ------------   ------------   ------------
                                                                  (839,505)    (1,646,880)      (567,301)     1,010,008
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions             (4,941,449)    (2,660,391)    (4,167,728)     2,587,591
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                       (7,939,740)    (3,757,789)    (4,396,045)     2,570,893

Net Assets
  Beginning of year                                            193,527,551    197,285,340     24,830,036     22,259,143
                                                              ------------   ------------   ------------   ------------
  End of year+                                                $185,587,811   $193,527,551    $20,433,991    $24,830,036
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $91,533       $244,525         $8,086         $5,663
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           731,828        862,828         90,986        288,149
    Issued for distributions reinvested                            352,186        431,925         36,922         42,996
    Redeemed                                                    (1,364,324)    (1,369,282)      (387,659)      (220,856)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding         (280,310)       (74,529)      (259,751)       110,289
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            29,106        112,629         25,997         80,600
    Issued for distributions reinvested                             14,423         20,004          3,728          4,284
    Redeemed                                                      (100,817)      (244,350)       (70,885)       (12,892)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (57,288)      (111,717)       (41,160)        71,992
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                          CALIFORNIA                     COLORADO
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,118,922     $1,108,065       $468,854       $508,582
  Net realized gain (loss) on investments
    and swap agreements                                             (1,228)        58,308         32,443        (35,920)
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (29,430)        62,985       (162,016)        97,582
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         1,088,264      1,229,358        339,281        570,244
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (1,002,660)    (1,002,509)      (418,598)      (449,173)
  Net investment income - Class B                                  (98,056)       (99,414)       (44,306)       (54,060)
  Net realized gains - Class A                                          --        (53,523)            --             --
  Net realized gains - Class B                                          --         (6,971)            --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (1,100,716)    (1,162,417)      (462,904)      (503,233)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    3,327,105      7,226,792      1,506,132      3,709,395
    Reinvestment of distributions                                  565,902        592,600        296,650        284,456
    Cost of shares redeemed                                     (4,994,575)    (4,142,221)    (3,941,044)    (2,128,678)
                                                              ------------   ------------   ------------   ------------
                                                                (1,101,568)     3,677,171     (2,138,262)     1,865,173
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      140,274      1,123,616         88,035        838,991
    Reinvestment of distributions                                   40,838         43,940         28,447         37,440
    Cost of shares redeemed                                       (635,385)      (187,125)      (637,145)      (539,623)
                                                              ------------   ------------   ------------   ------------
                                                                  (454,273)       980,431       (520,663)       336,808
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions             (1,555,841)     4,657,602     (2,658,925)     2,201,981
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                       (1,568,293)     4,724,543     (2,782,548)     2,268,992

Net Assets
  Beginning of year                                             30,488,058     25,763,515     13,633,569     11,364,577
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $28,919,765    $30,488,058    $10,851,021    $13,633,569
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $28,717        $10,511        $15,005         $9,055
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           266,470        577,243        107,998        266,343
    Issued for distributions reinvested                             45,634         47,529         21,564         20,637
    Redeemed                                                      (401,382)      (331,438)      (287,789)      (154,871)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding          (89,278)       293,334       (158,227)       132,109
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            11,086         89,750          6,444         60,980
    Issued for distributions reinvested                              3,292          3,522          2,070          2,716
    Redeemed                                                       (51,661)       (14,994)       (46,446)       (40,073)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (37,283)        78,278        (37,932)        23,623
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                          CONNECTICUT                       FLORIDA
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,437,677     $1,421,858     $1,526,474     $1,484,540
  Net realized gain (loss) on investments
    and swap agreements                                             (9,581)       313,456        109,636        181,051
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (84,724)      (266,655)      (310,411)      (122,571)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         1,343,372      1,468,659      1,325,699      1,543,020
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (1,246,426)    (1,220,789)    (1,409,052)    (1,376,939)
  Net investment income - Class B                                 (172,518)      (194,224)       (98,983)       (92,085)
  Net realized gains - Class A                                          --       (263,290)      (100,964)      (166,162)
  Net realized gains - Class B                                          --        (50,363)        (8,951)       (14,925)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (1,418,944)    (1,728,666)    (1,617,950)    (1,650,111)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    4,901,311      5,501,680      4,221,290      6,638,222
    Reinvestment of distributions                                  907,176      1,121,678        861,819        927,590
    Cost of shares redeemed                                     (4,858,857)    (5,039,029)    (5,762,913)    (4,573,440)
                                                              ------------   ------------   ------------   ------------
                                                                   949,630      1,584,329       (679,804)     2,992,372
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      171,594        802,524        277,972      1,466,260
    Reinvestment of distributions                                  107,188        167,320         46,816         53,553
    Cost of shares redeemed                                     (1,241,070)    (1,014,091)      (422,978)      (503,070)
                                                              ------------   ------------   ------------   ------------
                                                                  (962,288)       (44,247)       (98,190)     1,016,743
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions                (12,658)     1,540,082       (777,994)     4,009,115
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                          (88,230)     1,280,075     (1,070,245)     3,902,024

Net Assets
  Beginning of year                                             37,192,858     35,912,783     40,779,873     36,877,849
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $37,104,628    $37,192,858    $39,709,628    $40,779,873
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $31,185        $12,452        $47,407        $28,968
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           365,009        404,653        307,140        478,243
    Issued for distributions reinvested                             67,574         82,582         63,002         67,067
    Redeemed                                                      (361,216)      (370,866)      (420,415)      (331,029)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           71,367        116,369        (50,273)       214,281
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            12,821         58,685         20,240        105,377
    Issued for distributions reinvested                              7,989         12,331          3,422          3,869
    Redeemed                                                       (92,697)       (74,539)       (30,952)       (36,599)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (71,887)        (3,523)        (7,290)        72,647
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                   GEORGIA                      MARYLAND
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $442,632       $399,934     $1,208,279     $1,225,541
  Net realized gain (loss) on investments
    and swap agreements                                            (45,798)        93,134       (188,230)        58,735
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (52,254)          (535)      (252,869)        91,926
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           344,580        492,533        767,180      1,376,202
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (399,998)      (341,869)    (1,011,003)    (1,043,499)
  Net investment income - Class B                                  (43,910)       (52,193)      (162,812)      (179,960)
  Net realized gains - Class A                                          --        (78,353)            --        (47,985)
  Net realized gains - Class B                                          --        (12,793)            --        (10,743)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (443,908)      (485,208)    (1,173,815)    (1,282,187)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    1,678,395      1,866,270      3,855,660      3,235,918
    Reinvestment of distributions                                  289,352        329,385        562,666        573,720
    Cost of shares redeemed                                       (697,758)      (898,376)    (3,913,103)    (5,145,095)
                                                              ------------   ------------   ------------   ------------
                                                                 1,269,989      1,297,279        505,223     (1,335,457)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      175,836        346,488         84,479      1,071,127
    Reinvestment of distributions                                   25,438         41,336        115,905        133,608
    Cost of shares redeemed                                       (458,942)      (350,607)      (979,473)    (1,347,477)
                                                              ------------   ------------   ------------   ------------
                                                                  (257,668)        37,217       (779,089)      (142,742)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions              1,012,321      1,334,496       (273,866)    (1,478,199)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                          912,993      1,341,821       (680,501)    (1,384,184)

Net Assets
  Beginning of year                                             11,197,060      9,855,239     32,967,602     34,351,786
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $12,110,053    $11,197,060    $32,287,101    $32,967,602
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                    $6,519         $7,795        $49,947        $15,483
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           122,182        134,900        274,901        228,325
    Issued for distributions reinvested                             21,159         23,733         40,140         40,522
    Redeemed                                                       (51,195)       (64,079)      (278,145)      (368,412)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           92,146         94,554         36,896        (99,565)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            12,893         24,966          5,975         75,779
    Issued for distributions reinvested                              1,862          2,981          8,260          9,431
    Redeemed                                                       (33,395)       (25,611)       (69,576)       (95,528)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (18,640)         2,336        (55,341)       (10,318)
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                           MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                         MASSACHUSETTS                    MICHIGAN
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,113,540     $1,154,446     $1,621,494     $1,780,075
  Net realized gain (loss) on investments
    and swap agreements                                           (280,495)       391,788         19,726        179,754
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (93,949)      (154,325)      (753,444)        45,495
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           739,096      1,391,909        887,776      2,005,324
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (1,003,042)    (1,020,134)    (1,564,872)    (1,743,001)
  Net investment income - Class B                                 (112,002)      (129,082)       (69,045)       (56,187)
  Net realized gains - Class A                                          --       (343,315)       (18,653)      (173,185)
  Net realized gains - Class B                                          --        (51,586)        (1,187)        (7,021)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (1,115,044)    (1,544,117)    (1,653,757)    (1,979,394)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    2,649,815      2,226,047      2,334,422      3,784,383
    Reinvestment of distributions                                  838,840      1,150,977      1,047,597      1,241,976
    Cost of shares redeemed                                     (3,647,128)    (3,112,985)    (8,345,749)    (5,458,503)
                                                              ------------   ------------   ------------   ------------
                                                                  (158,473)       264,039     (4,963,730)      (432,144)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      217,588      1,268,406      1,019,288        239,462
    Reinvestment of distributions                                   97,412        156,454         59,859         51,793
    Cost of shares redeemed                                       (523,826)    (1,383,315)      (449,793)      (363,439)
                                                              ------------   ------------   ------------   ------------
                                                                  (208,826)        41,545        629,354        (72,184)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions               (367,299)       305,584     (4,334,376)      (504,328)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                         (743,247)       153,376     (5,100,357)      (478,398)

Net Assets
  Beginning of year                                             29,695,050     29,541,674     43,270,905     43,749,303
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $28,951,803    $29,695,050    $38,170,548    $43,270,905
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                    $6,751         $8,255        $10,303        $22,726
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           215,998        180,730        182,111        290,279
    Issued for distributions reinvested                             69,517         93,549         81,909         95,237
    Redeemed                                                      (301,961)      (252,756)      (648,634)      (416,854)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding          (16,446)        21,523       (384,614)       (31,338)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            18,099        102,998         81,208         18,396
    Issued for distributions reinvested                              8,064         12,714          4,695          3,978
    Redeemed                                                       (43,560)      (112,541)       (35,114)       (27,835)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (17,397)         3,171         50,789         (5,461)
                                                              ============   ============   ============   ============






-----------------------------------------------------------------------------------------------------------------------
                                                                           MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                           MINNESOTA                      MISSOURI
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $618,874       $572,411       $425,716       $380,007
  Net realized gain (loss) on investments
    and swap agreements                                           (110,109)       (38,460)       (61,817)        15,735
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (12,405)       124,888          7,604        120,432
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           496,360        658,839        371,503        516,174
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (577,488)      (527,996)      (317,027)      (289,895)
  Net investment income - Class B                                  (39,057)       (34,647)      (102,848)       (83,235)
  Net realized gains - Class A                                          --             --             --         (7,178)
  Net realized gains - Class B                                          --             --             --         (2,734)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (616,545)      (562,643)      (419,875)      (383,042)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    1,515,312      1,826,248        680,322      1,908,687
    Reinvestment of distributions                                  460,890        435,868        172,794        156,448
    Cost of shares redeemed                                     (1,423,828)      (763,021)    (1,135,071)      (661,363)
                                                              ------------   ------------   ------------   ------------
                                                                   552,374      1,499,095       (281,955)     1,403,772
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      226,775        483,097        254,474        974,860
    Reinvestment of distributions                                   29,562         26,281         75,436         65,066
    Cost of shares redeemed                                       (321,605)      (142,542)      (152,376)       (63,210)
                                                              ------------   ------------   ------------   ------------
                                                                   (65,268)       366,836        177,534        976,716
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions                487,106      1,865,931       (104,421)     2,380,488
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                          366,921      1,962,127       (152,793)     2,513,620

Net Assets
  Beginning of year                                             15,042,156     13,080,029     11,265,628      8,752,008
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $15,409,077    $15,042,156    $11,112,835    $11,265,628
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $15,374        $13,045        $13,036         $7,195
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           125,475        150,655         49,594        139,259
    Issued for distributions reinvested                             38,275         35,994         12,616         11,401
    Redeemed                                                      (118,957)       (63,499)       (83,123)       (48,312)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           44,793        123,150        (20,913)       102,348
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            18,824         39,870         18,386         70,976
    Issued for distributions reinvested                              2,451          2,169          5,507          4,741
    Redeemed                                                       (26,566)       (11,887)       (11,099)        (4,623)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding           (5,291)        30,152         12,794         71,094
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                          NEW JERSEY                  NORTH CAROLINA
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $2,695,206     $2,698,733       $950,901       $893,544
  Net realized gain (loss) on investments
    and swap agreements                                           (480,751)       610,409        (28,263)       186,424
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                           (564,678)      (420,147)      (173,945)        65,932
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         1,649,777      2,888,995        748,693      1,145,900
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (2,461,177)    (2,489,572)      (793,354)      (755,329)
  Net investment income - Class B                                 (207,772)      (221,919)      (143,369)      (141,646)
  Net realized gains - Class A                                          --       (549,243)            --       (119,281)
  Net realized gains - Class B                                          --        (61,244)            --        (27,909)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (2,668,949)    (3,321,978)      (936,723)    (1,044,165)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    6,964,472      6,708,062      3,405,548      3,454,585
    Reinvestment of distributions                                1,658,007      2,106,255        564,125        645,667
    Cost of shares redeemed                                     (7,871,721)   (10,151,256)    (1,985,084)    (3,075,075)
                                                              ------------   ------------   ------------   ------------
                                                                   750,758     (1,336,939)     1,984,589      1,025,177
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      516,658      1,761,616        596,971      1,249,786
    Reinvestment of distributions                                  153,682        215,404        113,630        138,567
    Cost of shares redeemed                                     (1,126,781)    (1,034,002)      (879,663)      (566,418)
                                                              ------------   ------------   ------------   ------------
                                                                  (456,441)       943,018       (169,062)       821,935
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions                294,317       (393,921)     1,815,527      1,847,112
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                         (724,855)      (826,904)     1,627,497      1,948,847

Net Assets
  Beginning of year                                             70,474,038     71,300,942     24,177,845     22,228,998
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $69,749,183    $70,474,038    $25,805,342    $24,177,845
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $39,497        $13,240        $19,958         $5,780
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           529,174        501,596        252,131        254,338
    Issued for distributions reinvested                            126,513        157,813         41,877         47,378
    Redeemed                                                      (600,459)      (759,893)      (147,365)      (225,785)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           55,228       (100,484)       146,643         75,931
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            39,340        131,962         43,587         91,663
    Issued for distributions reinvested                             11,758         16,180          8,432         10,165
    Redeemed                                                       (86,001)       (77,848)       (64,966)       (41,544)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (34,903)        70,294        (12,947)        60,284
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                             OHIO                        OREGON
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,032,907     $1,060,934     $1,108,252     $1,052,708
  Net realized gain (loss) on investments
    and swap agreements                                            (61,610)        (8,285)      (152,598)       (15,454)
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                           (359,074)       150,260       (199,179)       182,459
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           612,223      1,202,909        756,475      1,219,713
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (890,551)      (937,879)    (1,013,524)      (948,033)
  Net investment income - Class B                                 (128,513)      (117,299)       (90,415)      (102,136)
  Net realized gains - Class A                                          --             --             --             --
  Net realized gains - Class B                                          --             --             --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (1,019,064)    (1,055,178)    (1,103,939)    (1,050,169)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    1,568,616      3,743,644      5,005,781      5,706,209
    Reinvestment of distributions                                  642,361        671,710        805,670        744,139
    Cost of shares redeemed                                     (2,914,221)    (4,245,078)    (4,599,232)    (3,463,861)
                                                              ------------   ------------   ------------   ------------
                                                                  (703,244)       170,276      1,212,219      2,986,487
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      661,809      1,858,660        258,785        876,326
    Reinvestment of distributions                                   94,024         91,475         82,309         91,159
    Cost of shares redeemed                                     (1,314,596)      (277,169)      (646,264)    (1,090,750)
                                                              ------------   ------------   ------------   ------------
                                                                  (558,763)     1,672,966       (305,170)      (123,265)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions             (1,262,007)     1,843,242        907,049      2,863,222
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                       (1,668,848)     1,990,973        559,585      3,032,766

Net Assets
  Beginning of year                                             27,336,300     25,345,327     28,765,918     25,733,152
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $25,667,452    $27,336,300    $29,325,503    $28,765,918
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $25,428        $11,585         $6,881         $2,568
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           123,369        289,942        378,817        430,607
    Issued for distributions reinvested                             50,404         52,123         61,138         55,996
    Redeemed                                                      (228,169)      (332,753)      (349,432)      (261,724)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding          (54,396)         9,312         90,523        224,879
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            51,402        145,068         19,484         65,950
    Issued for distributions reinvested                              7,366          7,096          6,255          6,867
    Redeemed                                                      (104,613)       (21,621)       (49,232)       (82,901)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (45,845)       130,543        (23,493)       (10,084)
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                         PENNSYLVANIA                      VIRGINIA
                                                            -----------------------------  ----------------------------
Year Ended December 31                                                2004           2003           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,885,568     $1,886,390     $1,670,534     $1,764,411
  Net realized gain (loss) on investments
    and swap agreements                                           (239,114)       180,082       (166,527)       270,011
  Net unrealized depreciation of investments
    and swap agreements                                           (565,122)      (144,725)      (469,991)       (53,343)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         1,081,332      1,921,747      1,034,016      1,981,079
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (1,773,253)    (1,769,149)    (1,596,737)    (1,644,491)
  Net investment income - Class B                                 (113,727)      (103,211)       (88,681)       (87,217)
  Net realized gains - Class A                                          --       (167,287)       (11,293)      (253,174)
  Net realized gains - Class B                                          --        (13,107)          (754)       (17,336)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (1,886,980)    (2,052,754)    (1,697,465)    (2,002,218)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    5,427,673      4,337,932      3,541,235      4,298,852
    Reinvestment of distributions                                1,068,162      1,187,579        821,567        968,177
    Cost of shares redeemed                                     (4,940,784)    (5,360,984)    (9,556,243)    (3,924,861)
                                                              ------------   ------------   ------------   ------------
                                                                 1,555,051        164,527     (5,193,441)     1,342,168
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      440,041        717,677        169,007        632,395
    Reinvestment of distributions                                   71,681         73,763         66,124         79,094
    Cost of shares redeemed                                       (527,938)      (496,640)      (654,101)      (217,664)
                                                              ------------   ------------   ------------   ------------
                                                                   (16,216)       294,800       (418,970)       493,825
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions              1,538,835        459,327     (5,612,411)     1,835,993
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                          733,187        328,320     (6,275,860)     1,814,854

Net Assets
  Beginning of year                                             48,688,735     48,360,415     44,608,957     42,794,103
                                                              ------------   ------------   ------------   ------------
  End of year+                                                 $49,421,922    $48,688,735    $38,333,097    $44,608,957
                                                              ============   ============   ============   ============
+Includes undistributed net investment income of                   $33,931        $35,343        $39,797        $54,681
                                                              ============   ============   ============   ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           408,428        318,712        265,085        318,211
    Issued for distributions reinvested                             80,182         87,678         61,717         71,552
    Redeemed                                                      (371,966)      (396,237)      (720,475)      (290,347)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding          116,644         10,153      (393,673)         99,416
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            32,574         53,087         12,760         46,689
    Issued for distributions reinvested                              5,386          5,453          4,983          5,861
    Redeemed                                                       (39,867)       (37,040)       (49,305)       (16,277)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding           (1,907)        21,500        (31,562)        36,273
                                                              ============   ============   ============   ============

See notes to financial statements


Notes to Financial Statements
December 31, 2004

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market Fund"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate Fund"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt Fund"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II Fund"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured Fund") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured Fund"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured Fund and Multi-State Insured Fund seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

December 31, 2004


At December 31, 2004, capital loss carryovers were as follows:

                                            Year Capital Loss Carryovers Expire
                          --------------------------------------------------------------------
Fund                             Total          2007          2008          2011          2012
----                      ------------  ------------  ------------  ------------  ------------
                                                                       >
Insured Intermediate        $   42,499        $   --          $ --       $    --    $   42,499
Insured Tax Exempt           1,146,042            --            --            --     1,146,042
New York Insured             2,045,952            --            --            --     2,045,952
Colorado                         3,477            --            --         3,477            --
Connecticut                      9,581            --            --            --         9,581
Georgia                         45,798            --            --            --        45,798
Maryland                       188,230            --            --            --       188,230
Massachusetts                  280,495            --            --            --       280,495
Minnesota                      155,389         6,201           619        38,460       110,109
Missouri                        61,817            --            --            --        61,817
New Jersey                     480,751            --            --            --       480,751
North Carolina                  28,263            --            --            --        28,263
Ohio                            69,895            --            --         8,285        61,610
Oregon                         192,296         1,814            --        37,884       152,598
Pennsylvania                   239,114            --            --            --       239,114
Virginia                       178,307            --            --            --       178,307

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured Fund and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt

Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2004, The Bank of New York, custodian for the Funds, has provided credits in the amount of $61,672 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2004, the Funds' expenses were reduced by $4,800 under these arrangements.

F. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swaps") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of December 31, 2004, are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

December 31, 2004


2. Capital--Tax-Exempt Money Market Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note
5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 $.01 par value shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 $1.00 par value shares originally authorized, Insured Tax Exempt Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized, New York Insured Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured Fund and Series Fund have established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the year ended December 31, 2004, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                                   Cost of          Proceeds
Fund                             Purchases        from Sales
----                          ------------      ------------
Insured Intermediate          $ 70,960,964      $ 70,709,146
Insured Tax Exempt             231,000,254       275,013,169
Insured Tax Exempt II          114,692,999       108,253,283
New York Insured                56,485,780        54,792,156
Arizona                          3,291,255         7,453,909
California                       8,730,995        10,332,974
Colorado                           809,496         3,356,480
Connecticut                     16,574,829        16,312,133
Florida                          9,055,971         7,800,752
Georgia                          4,726,175         3,554,878
Maryland                         4,970,582         6,533,970
Massachusetts                    8,910,936         8,285,684
Michigan                         9,237,447        13,415,133
Minnesota                        3,893,561         2,691,967
Missouri                           797,883           957,235
New Jersey                      19,274,215        20,031,913
North Carolina                  17,628,311        14,391,569
Ohio                             6,577,013         6,233,649
Oregon                           6,217,783         4,205,091
Pennsylvania                    13,448,117        11,316,462
Virginia                         9,358,212        12,749,839

December 31, 2004


At December 31, 2004, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:


                                             Gross         Gross           Net
                           Aggregate    Unrealized    Unrealized    Unrealized
Fund                            Cost  Appreciation  Depreciation  Appreciation
----                    ------------  ------------  ------------  ------------
Insured Intermediate    $ 68,679,239   $ 1,209,035       $27,006   $ 1,182,029
Insured Tax Exempt       728,866,565    92,175,964        42,007    92,133,957
Insured Tax Exempt II    100,430,591     4,486,083        14,276     4,471,807
New York Insured         169,055,351    15,207,324         5,362    15,201,962
Arizona                   18,409,944     1,534,145            --     1,534,145
California                26,076,004     2,534,046            --     2,534,046
Colorado                   9,918,084       775,502            --       775,502
Connecticut               34,285,827     2,268,574         6,456     2,262,118
Florida                   36,503,150     2,795,279         2,260     2,793,019
Georgia                   10,994,363       821,634           162       821,472
Maryland                  29,651,544     2,278,404            --     2,278,404
Massachusetts             26,233,091     2,382,142         2,639     2,379,503
Michigan                  34,475,819     3,475,512            --     3,475,512
Minnesota                 14,081,268     1,040,820            --     1,040,820
Missouri                  10,190,592       731,096            --       731,096
New Jersey                62,413,251     5,367,397            --     5,367,397
North Carolina            23,829,456     1,583,470            --     1,583,470
Ohio                      23,452,888     2,056,685         1,735     2,054,950
Oregon                    27,171,780     1,939,607         6,294     1,933,313
Pennsylvania              44,773,897     4,130,847            --     4,130,847
Virginia                  34,790,234     2,805,961            --     2,805,961


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2004, total directors/trustees fees accrued by the Funds amounted to $64,128.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, other than the Tax-Exempt Money Market Fund, Insured
Intermediate Fund and Insured Tax Exempt II Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by

..03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market Fund and Insured Intermediate Fund is payable monthly, at the rate of .50% and .60%, respectively, of each Fund's average daily net assets. The annual fee for Insured Tax Exempt II Fund is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the year ended December 31, 2004, FIMCO has voluntarily waived advisory fees in excess of .61% for Insured Tax Exempt Fund and .60% for New York Insured Fund. In addition, FIMCO has voluntarily waived advisory fees to limit each of the other Fund's overall expense ratio on Class A and Class B shares as follows: .70% on Class A and 1.45% on Class B for Tax-Exempt Money Market; .95% on Class A and 1.70% on Class B for Insured Intermediate and New Jersey; 1.00% on Class A and 1.75% on Class B for Insured Tax Exempt II; .75% on Class A and 1.50% on Class B for Arizona, North Carolina, Ohio and Oregon; .85% on Class A and 1.60% on Class B for California, Connecticut, Maryland and Massachusetts; .60% on Class A and 1.35% on Class B for Colorado, Georgia, Minnesota and Missouri; and .90% on Class A and 1.65% on Class B for Florida, Michigan, Pennsylvania and Virginia. For the year ended December 31, 2004, advisory fees accrued to FIMCO by the Funds were $13,172,496 of which $3,833,643 was waived as noted above.

For the year ended December 31, 2004, FIC, as underwriter, received $2,238,299 in commissions from the sale of shares of the Funds after allowing $687,172 to other dealers. Shareholder servicing costs included $933,815 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2004, the fees paid under the distribution plans, other than the Tax-Exempt Money Market Fund, were limited to .27% on Class A and 1.00% on Class B for the Insured Tax Exempt Fund and .25% on Class A and 1.00% on Class B for each of the remaining Funds. The distribution fees paid by Tax-Exempt Money Market Fund were limited to. 75% on Class B shares. For the year ended December 31, 2004, total distribution plan fees accrued to FIC by the Funds amounted to $5,222,856.

December 31, 2004


6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2004 and 2003 were as follows:


                    Distributions Declared in 2004 from:                    Distributions Declared in 2003 from:
                   -------------------------------------                   -------------------------------------
                                               Long-Term                                               Long-Term
                    Tax-Exempt    Ordinary       Capital                    Tax-Exempt    Ordinary       Capital
Fund                    Income      Income          Gain          Total         Income      Income          Gain          Total
----               -----------    --------    ----------    -----------    -----------    --------    ----------    -----------
Intermediate       $ 1,370,631    $     --      $     --    $ 1,370,631    $ 1,194,166    $ 57,251    $  396,582    $ 1,647,999
Tax Exempt          34,789,497          --            --     34,789,497     36,256,788     966,475     5,741,711     42,964,974
Tax Exempt II        3,176,787          --       748,486      3,925,273      3,009,472     234,940       332,876      3,577,288
New York Insured     7,388,612          --            --      7,388,612      7,572,284          --     1,593,856      9,166,140
Arizona                868,462          --        69,970        938,432        943,994          --       152,462      1,096,456
California           1,100,716          --            --      1,100,716      1,101,923          --        60,494      1,162,417
Colorado               462,904          --            --        462,904        503,233          --            --        503,233
Connecticut          1,418,944          --            --      1,418,944      1,415,013      21,528       292,125      1,728,666
Florida              1,508,035          --       109,915      1,617,950      1,469,024          --       181,087      1,650,111
Georgia                443,908          --            --        443,908        394,062          --        91,146        485,208
Maryland             1,173,815          --            --      1,173,815      1,223,459          --        58,728      1,282,187
Massachusetts        1,115,044          --            --      1,115,044      1,149,216          --       394,901      1,544,117
Michigan             1,633,917          --        19,840      1,653,757      1,799,188      81,428        98,778      1,979,394
Minnesota              616,545          --            --        616,545        562,643          --            --        562,643
Missouri               419,875          --            --        419,875        373,130          --         9,912        383,042
New Jersey           2,668,949          --            --      2,668,949      2,711,491       4,316       606,171      3,321,978
North Carolina         936,723          --            --        936,723        896,975          --       147,190      1,044,165
Ohio                 1,019,064          --            --      1,019,064      1,055,178          --            --      1,055,178
Oregon               1,103,939          --            --      1,103,939      1,050,169          --            --      1,050,169
Pennsylvania         1,886,980          --            --      1,886,980      1,872,360      11,362       169,032      2,052,754
Virginia             1,685,418          --        12,047      1,697,465      1,731,708      22,670       247,840      2,002,218

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:


                                                                Undistributed
                                 Undistributed   Undistributed  Capital Gains
                                    Tax-Exempt         Taxable     or Capital                        Total
                                      Ordinary        Ordinary        (Loss)     Unrealized  Distributable
Fund                                    Income          Income     Carryover   Appreciation       Earnings
----                                  --------        --------     ---------   ------------  -------------
Insured Intermediate                   $38,646         $    --   $   (42,578)*  $ 1,182,029    $ 1,178,097
Insured Tax Exempt                      (4,157)        257,695    (1,146,042)    91,513,618     90,621,114
Insured Tax Exempt II                   33,445             194            --      4,405,862      4,439,501
New York Insured                        82,187           9,346    (2,148,682)*   14,667,650     12,610,501
Arizona                                  8,010              76            --      1,540,899      1,548,985
California                              19,494           9,223        (1,228)*    2,486,754      2,514,243
Colorado                                14,318             687        (3,477)       778,879        790,407
Connecticut                             29,935           1,250        (9,581)     2,237,118      2,258,722
Florida                                 40,255           7,152            --      2,730,864      2,778,271
Georgia                                  5,936             583       (45,798)       806,609        767,330
Maryland                                38,509          11,438      (188,230)     2,168,149      2,029,866
Massachusetts                            1,438           5,313      (280,495)     2,386,931      2,113,187
Michigan                                 1,739           8,564            --      3,489,019      3,499,322
Minnesota                               12,421           2,953      (155,389)     1,040,820        900,805
Missouri                                12,524             512       (61,817)       716,232        667,451
New Jersey                              35,761           3,736      (480,751)     5,257,949      4,816,695
North Carolina                          17,615           2,343       (28,263)     1,592,250      1,583,945
Ohio                                    24,810             618       (69,539)     2,063,729      2,019,618
Oregon                                   6,881              --      (192,296)     1,889,804      1,704,389
Pennsylvania                            13,035          20,896      (239,114)     4,147,055      3,941,872
Virginia                                38,585           1,212      (178,307)     2,740,022      2,601,512

* Includes post-October losses of $79 for Insured Intermediate Tax Exempt Fund, $102,730 for New York Insured Tax Free Fund and $1,228 for California Fund.


For the year ended December 31, 2004, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                                                 Accumulated
                                  Capital       Net Realized
Fund                              Paid In              Gains
----                              -------       ------------
Insured Tax Exempt II              $ (185)             $ 185
Arizona                               (49)                49
Florida                              (279)               279
Michigan                             (114)               114
Virginia                             (495)               495


Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2000            $ 1.00       $.034             --      $ .034       $.034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002              1.00        .008             --        .008        .008          --           .008
2003              1.00        .003             --        .003        .003          --           .003
2004              1.00        .001             --        .001        .001          --           .001

Class B
-------
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004              1.00          --             --          --          --          --             --

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2000            $ 5.81       $.254         $ .319      $ .573       $.252       $.031          $.283
2001              6.10        .243           .049        .292        .245        .137           .382
2002              6.01        .208           .543        .751        .208        .103           .311
2003              6.45        .150           .092        .242        .149        .043           .192
2004              6.50        .134          (.052)       .082        .132          --           .132

Class B
-------
2000              5.82        .208           .315        .523        .202        .031           .233
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004              6.51        .086          (.052)       .034        .084          --           .084

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2000            $ 9.71       $.468         $ .656      $1.124       $.504        $ --          $.504
2001             10.33        .460          (.099)       .361        .470        .071           .541
2002             10.15        .446           .560       1.006        .452        .244           .696
2003             10.46        .425           .037        .462        .422        .080           .502
2004             10.42        .418          (.169)       .249        .419          --           .419

Class B
-------
2000              9.71        .395           .657       1.052        .432          --           .432
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004             10.40        .336          (.159)       .177        .347          --           .347

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses  Income (Loss)    Rate
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2000                         $ 1.00      3.43%         $ 17,553         .80%      3.38%        1.09%        3.09%        --
2001                           1.00      2.17            20,185         .80       2.10          .88         2.02         --
2002                           1.00       .81            18,409         .80        .81          .92          .69         --
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)        --
2004                           1.00       .51            13,985         .70        .49         1.24         (.05)        --

Class B
-------
2000                           1.00      2.66               140        1.55       2.63         1.84         2.34         --
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27         --
2002                           1.00       .12                64        1.48        .13         1.60          .01         --
2003                           1.00        --                64        1.10         --         1.46         (.36)        --
2004                           1.00        --                23        1.19         --         1.73         (.54)        --

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2000                         $ 6.10     10.11%         $  9,070         .67%      4.32%        1.11%        3.88%        76%
2001                           6.01      4.82            11,298         .75       3.90         1.05         3.60        134
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004                           6.45      1.28            59,520         .95       2.08         1.05         1.98        102

Class B
-------
2000                           6.11      9.16             1,506        1.50       3.49         1.81         3.18         76
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004                           6.46       .53            11,125        1.70       1.33         1.80         1.23        102

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2000                         $10.33     11.93%         $945,502        1.09%      4.69%        1.12%        4.66%        27%
2001                          10.15      3.51           901,699        1.05       4.43         1.10         4.38         32
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004                          10.25      2.47           824,507        1.01       4.08         1.15         3.94         27

Class B
-------
2000                          10.33     11.12             4,368        1.82       3.96         1.85         3.93         27
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004                          10.23      1.76             3,588        1.74       3.35         1.88         3.21         27

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II ++
--------------------------
Class A
-------
2000            $13.61       $.668         $1.120      $1.788       $.681       $.417         $1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004             15.41        .535           .123        .658        .531        .117           .648

Class B
-------
2000+++          14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004             15.40        .419           .129        .548        .411        .117           .528

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
2000            $13.66       $.646        $ 1.000      $1.646       $.696       $  --          $.696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004             14.83        .570          (.219)       .351        .581          --           .581

Class B
-------
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004             14.81        .460          (.217)       .243        .473          --           .473

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
2000            $12.71       $.644         $ .698      $1.342       $.692       $  --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003             13.98        .552           .101        .653        .556        .087           .643
2004             13.99        .552          (.074)       .478        .550        .048           .598

Class B
-------
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004             13.99        .449          (.079)       .370        .442        .048           .490

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II ++
--------------------------
Class A
-------
2000                         $14.30     13.50%         $ 15,966         .80%      4.78%        1.78%        3.80%       167%
2001                          14.33      5.43            29,851        1.00       4.03         1.52         3.51        190
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004                          15.42      4.36            83,555        1.00       3.47         1.46         3.01        115

Class B
-------
2000+++                       14.30       .89                52        1.31+      4.18+        2.84+        2.65+       167
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004                          15.42      3.62            16,439        1.75       2.72         2.21         2.26        115

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
2000                         $14.61     12.41%         $167,877        1.06%      4.62%        1.20%        4.48%        20%
2001                          14.44      3.14           171,962        1.01       4.22         1.16         4.07         48
2002                          14.90     10.45           186,992         .99       4.11         1.14         3.96         70
2003                          14.83      4.37           184,944         .99       3.99         1.14         3.84         21
2004                          14.60      2.44           177,975         .98       3.88         1.13         3.73         30

Class B
-------
2000                          14.61     11.65             4,509        1.76       3.92         1.90         3.78         20
2001                          14.44      2.40             6,981        1.74       3.49         1.89         3.34         48
2002                          14.89      9.59            10,293        1.74       3.36         1.89         3.21         70
2003                          14.81      3.55             8,583        1.74       3.24         1.89         3.09         21
2004                          14.58      1.69             7,613        1.73       3.13         1.88         2.98         30

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
2000                         $13.36     10.89%         $ 14,785         .60%      5.01%        1.12%        4.49%        42%
2001                          13.35      4.56            16,652         .65       4.55         1.20         4.00         36
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004                          13.87      3.51            17,911         .75       3.96         1.18         3.53         15

Class B
-------
2000                          13.35      9.94               823        1.40       4.21         1.92         3.69         42
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004                          13.87      2.71             2,523        1.50       3.21         1.93         2.78         15

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2000            $11.28       $.571         $ .916      $1.487       $.600       $.157          $.757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003             12.47        .481           .063        .544        .479        .025           .504
2004             12.51        .480           .002        .482        .472          --           .472

Class B
-------
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004             12.51        .388          (.002)       .386        .376          --           .376

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2000            $12.24       $.640         $ .752      $1.392       $.642        $ --          $.642
2001             12.99        .619           .055        .674        .620        .014           .634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003             13.75        .560           .126        .686        .556          --           .556
2004             13.88        .564          (.089)       .475        .555          --           .555

Class B
-------
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004             13.87        .466          (.089)       .377        .447          --           .447

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2000            $12.49       $.615         $ .653      $1.268       $.648        $ --          $.648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003             13.62        .536           .023        .559        .534        .115           .649
2004             13.53        .533          (.037)       .496        .526          --           .526

Class B
-------
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004             13.52        .434          (.034)       .400        .430          --           .430

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2000                         $12.01     13.56%          $14,765         .70%      4.94%        1.08%        4.56%        50%
2001                          11.86      3.78            17,449         .65       4.52         1.14         4.03         36
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004                          12.52      3.96            25,873         .85       3.86         1.16         3.55         30

Class B
-------
2000                          12.01     12.74               692        1.50       4.14         1.88         3.76         50
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004                          12.52      3.15             3,046        1.60       3.11         1.91         2.80         30

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2000                         $12.99     11.71%          $ 5,139         .50%      5.14%        1.29%        4.35%        46%
2001                          13.03      5.24             7,268         .50       4.70         1.15         4.05         61
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004                          13.80      3.51             9,705         .60       4.06         1.25         3.41          7

Class B
-------
2000                          12.98     10.78               297        1.30       4.34         2.09         3.55         46
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004                          13.80      2.78             1,146        1.35       3.31         2.00         2.66          7

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2000                         $13.11     10.45%          $19,952         .80%      5.40%        1.14%        5.06%        18%
2001                          13.07      4.26            22,552         .80       4.57         1.19         4.18         33
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004                          13.50      3.76            32,130         .85       3.97         1.18         3.64         45

Class B
-------
2000                          13.11      9.58             3,539        1.60       4.60         1.94         4.26         18
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004                          13.49      3.02             4,975        1.60       3.22         1.93         2.89         45

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2000            $12.73       $.621        $  .812      $1.433       $.672       $.111          $.783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003             13.83        .531           .038        .569        .527        .062           .589
2004             13.81        .523          (.068)       .455        .517        .038           .555

Class B
-------
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004             13.81        .421          (.064)       .357        .409        .038           .447

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2000            $12.24       $.632        $  .988      $1.620       $.630        $ --          $.630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003             13.86        .562           .109        .671        .557        .114           .671
2004             13.86        .547          (.119)       .428        .548          --           .548

Class B
-------
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004             13.84        .447          (.117)       .330        .440          --           .440

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2000            $12.63       $.626         $ .854      $1.480       $.630        $ --          $.630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003             14.14        .526           .094        .620        .525        .025           .550
2004             14.21        .538          (.194)       .344        .524          --           .524

Class B
-------
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004             14.22        .436          (.200)       .236        .416          --           .416

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2000                         $13.38     11.61%          $25,823         .80%       4.81%       1.12%       4.49%         59%
2001                          13.20      4.25            28,990         .80        4.38        1.17        4.01          73
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42
2003                          13.81      4.19            37,426         .85        3.84        1.17        3.52          37
2004                          13.71      3.38            36,477         .90        3.81        1.16        3.55          20

Class B
-------
2000                          13.38     10.67               923        1.60        4.01        1.92        3.69          59
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
2003                          13.81      3.38             3,354        1.60        3.09        1.92        2.77          37
2004                          13.72      2.64             3,232        1.65        3.06        1.91        2.80          20

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2000                         $13.23     13.61%          $ 6,278         .50%       5.03%       1.10%       4.43%         40%
2001                          13.20      4.52             7,429         .50        4.64        1.13        4.01          37
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004                          13.74      3.18            10,815         .60        4.00        1.24        3.36          32

Class B
-------
2000                          13.22     12.76               566        1.30        4.23        1.90        3.63          40
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004                          13.73      2.45             1,295        1.35        3.25        1.99        2.61          32

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2000                         $13.48     12.05%          $14,580         .60%       4.86%       1.14%       4.32%         35%
2001                          13.40      3.95            17,758         .65        4.46        1.17        3.94          33
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004                          14.03      2.48            27,107         .85        3.83        1.18        3.50          15

Class B
-------
2000                          13.48     11.17             3,328        1.40        4.06        1.94        3.52          35
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004                          14.04      1.70             5,180        1.60        3.08        1.93        2.75          15

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2000            $11.17       $.559         $ .721      $1.280       $.600       $  --          $.600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003             12.30        .484           .103        .587        .482        .165           .647
2004             12.24        .465          (.139)       .326        .466          --           .466

Class B
-------
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004             12.24        .375          (.135)       .240        .370          --           .370

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2000            $12.16       $.612         $ .683      $1.295       $.606       $.119          $.725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003             13.03        .535           .061        .596        .541        .055           .596
2004             13.03        .523          (.240)       .283        .526        .007           .533

Class B
-------
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004             13.01        .425          (.238)       .187        .430        .007           .437

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2000            $10.98       $.581         $ .600      $1.181       $.591          --          $.591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002             11.52        .520           .561       1.081        .521          --           .521
2003             12.08        .499           .083        .582        .492          --           .492
2004             12.17        .496          (.091)       .405        .495          --           .495

Class B
-------
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004             12.18        .408          (.089)       .319        .399          --           .399

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2000                         $11.85     11.83%          $22,674         .80%       4.95%       1.16%       4.59%         38%
2001                          11.77      4.15            24,626         .80        4.50        1.18        4.12          45
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004                          12.10      2.74            25,329         .85        3.85        1.19        3.51          29

Class B
-------
2000                          11.85     10.95             1,530        1.60        4.15        1.96        3.79          38
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004                          12.11      2.01             3,623        1.60        3.10        1.94        2.76          29

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2000                         $12.73     10.96%          $36,367         .87%       4.94%       1.12%       4.69%         23%
2001                          12.62      3.89            38,797         .86        2.49        1.16        2.19          22
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004                          12.78      2.25            35,869         .90        4.07        1.19        3.78          23

Class B
-------
2000                          12.72     10.03             1,088        1.67        4.14        1.92        3.89          23
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004                          12.76      1.48             2,302        1.65        3.32        1.94        3.03          23

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2000                         $11.57     11.08%          $ 8,606         .50%       5.21%       1.15%       4.56%         32%
2001                          11.52      4.47            10,321         .50        4.77        1.15        4.12          27
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004                          12.08      3.42            14,287         .60        4.12        1.24        3.48          18

Class B
-------
2000                          11.57     10.24                96        1.30        4.41        1.95        3.76          32
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004                          12.10      2.68             1,122        1.35        3.37        1.99        2.73          18

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2000            $12.09       $.618         $ .814      $1.432       $.642        $ --          $.642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002             12.81        .559           .844       1.403        .563          --           .563
2003             13.65        .541           .185        .726        .534        .012           .546
2004             13.83        .558          (.056)       .502        .552          --           .552

Class B
-------
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004             13.83        .454          (.050)       .404        .444          --           .444

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2000            $12.45       $.609         $ .650      $1.259       $.629       $  --          $.629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003             13.38        .524           .038        .562        .526        .116           .642
2004             13.30        .518          (.184)       .334        .514          --           .514

Class B
-------
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004             13.27        .418          (.192)       .226        .406          --           .406

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2000            $12.01       $.595         $ .859      $1.454       $.604        $ --          $.604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002             12.78        .541           .788       1.329        .539          --           .539
2003             13.57        .536           .145        .681        .537        .084           .621
2004             13.63        .530          (.108)       .422        .522          --           .522

Class B
-------
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004             13.63        .429          (.103)       .326        .426          --           .426

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2000                         $12.88     12.21%          $ 3,344         .50%       5.04%       1.39%       4.15%         35%
2001                          12.81      4.17             4,585         .50        4.65        1.16        3.99          29
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004                          13.78      3.73             7,839         .60        4.07        1.28        3.39           7

Class B
-------
2000                          12.88     11.30               251        1.30        4.24        2.19        3.35          35
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004                          13.79      2.99             3,274        1.35        3.32        2.03        2.64           7

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2000                         $13.08     10.41%          $54,051         .97%       4.80%       1.12%       4.65%         41%
2001                          12.96      4.06            60,321         .96        4.47        1.16        4.27          37
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004                          13.12      2.59            63,235         .95        3.95        1.15        3.75          28

Class B
-------
2000                          13.05      9.51             3,799        1.77        4.00        1.92        3.85          41
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004                          13.09      1.75             6,514        1.70        3.20        1.90        3.00          28

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2000                         $12.86     12.45%          $10,723         .50%       4.86%       1.13%       4.23%         42%
2001                          12.78      3.94            13,316         .65        4.50        1.20        3.95          51
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004                          13.53      3.18            21,430         .75        3.94        1.20        3.49          59

Class B
-------
2000                          12.87     11.63             1,566        1.30        4.06        1.93        3.43          42
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004                          13.53      2.45             4,375        1.50        3.19        1.95        2.74          59

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2000            $11.88       $.594         $ .710      $1.304       $.636       $.088          $.724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003             12.86        .520           .087        .607        .517          --           .517
2004             12.95        .517          (.187)       .330        .510          --           .510

Class B
-------
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004             12.96        .422          (.198)       .224        .414          --           .414

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2000            $11.95       $.593         $ .689      $1.282       $.602          --          $.602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002             12.57        .533           .707       1.240        .540          --           .540
2003             13.27        .524           .078        .602        .522          --           .522
2004             13.35        .513          (.152)       .361        .511          --           .511

Class B
-------
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004             13.34        .414          (.159)       .255        .415          --           .415

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2000            $12.36       $.615         $ .740      $1.355       $.631       $.114          $.745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003             13.57        .538           .016        .554        .534        .050           .584
2004             13.54        .527          (.219)       .308        .528          --           .528

Class B
-------
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004             13.53        .427          (.227)       .200        .420          --           .420

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2000                         $12.46     11.32%          $19,327         .80%       4.92%       1.15%       4.57%         35%
2001                          12.28      4.05            19,996         .80        4.51        1.18        4.13          40
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004                          12.77      2.63            22,010         .75        4.06        1.19        3.62          24

Class B
-------
2000                          12.47     10.53               972        1.60        4.12        1.95        3.77          35
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004                          12.77      1.78             3,658        1.50        3.31        1.94        2.87          24

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2000                         $12.63     11.04%          $15,145         .60%       4.89%       1.22%       4.27%         37%
2001                          12.57      4.05            17,341         .65        4.50        1.20        3.95          37
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004                          13.20      2.78            26,631         .75        3.89        1.21        3.43          15

Class B
-------
2000                          12.61     10.18             1,226        1.40        4.09        2.02        3.47          37
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004                          13.18      1.96             2,695        1.50        3.14        1.96        2.68          15

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2000                         $12.97     11.29%          $37,012         .87%       4.88%       1.12%       4.63%         40%
2001                          12.88      4.47            39,649         .86        4.39        1.16        4.09          35
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004                          13.32      2.35            45,969         .90        3.95        1.16        3.69          24

Class B
-------
2000                          12.96     10.44             1,235        1.67        4.08        1.92        3.83          40
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004                          13.31      1.52             3,453        1.65        3.20        1.91        2.94          24

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2000            $12.31       $.628         $ .745      $1.373       $.636       $.047          $.683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003             13.53        .550           .063        .613        .540        .083           .623
2004             13.52        .538          (.173)       .365        .541        .004           .545

Class B
-------
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004             13.48        .436          (.177)       .259        .445        .004           .449

---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Net of expenses waived by the investment adviser (Note 5)

  + Annualized

 ++ Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

+++ For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

See notes to financial statements.




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                               Year    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2000                         $13.00     11.46%          $23,606         .80%       5.01%       1.15%       4.66%         34%
2001                          12.86      4.04            32,580         .80        4.44        1.17        4.07          36
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004                          13.34      2.78            35,941         .90        4.02        1.17        3.75          23

Class B
-------
2000                          12.98     10.64               899        1.60        4.21        1.95        3.86          34
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004                          13.29      1.98             2,392        1.65        3.27        1.92        3.00          23

---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2004, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
February 1, 2005

This page intentionally left blank.


FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers*

                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Year of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1932                            Director/Trustee   None/Retired          49             None
c/o First Investors                               since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922                                 Director/Trustee   None/Retired          49             None
c/o First Investors                               since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921                         Director/Trustee   None/Retired          49             None
c/o First Investors                               since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932                            Director/Trustee   Owner                 49             None
c/o First Investors                               since 1/19/95      Hampton
Management Company, Inc.                                             Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929                         Director/Trustee   None/Retired          49             None
c/o First Investors                               since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005




                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Year of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head  1925                               Director/Trustee   Chairman of           49             None
c/o First Investors                               since 1968 +       First Investors
Management Company, Inc.                                             Corporation,
95 Wall Street                                                       First Investors
New York, NY 10005                                                   Consolidated
                                                                     Corporation,
                                                                     First Investors
                                                                     Management
                                                                     Company, Inc.,
                                                                     and Administrative
                                                                     Data Management
                                                                     Corp., and officer
                                                                     of other affiliated
                                                                     companies***

Kathryn S. Head  1955                             Director/Trustee   Officer and           49             None
c/o First Investors                               since 3/17/94      Director of
Management Company, Inc.                                             First Investors
581 Main Street                                   President          Corporation;
Woodbridge, NJ 07095                              since 11/15/01     First Investors
                                                                     Consolidated
                                                                     Corporation;
                                                                     First Investors
                                                                     Management
                                                                     Company, Inc.;
                                                                     Administrative
                                                                     Data Management
                                                                     Corp.; First
                                                                     Investors
                                                                     Federal Savings
                                                                     Bank; School
                                                                     Financial
                                                                     Management
                                                                     Services, Inc.;
                                                                     and other affiliated
                                                                     companies***




FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers*(continued)

                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Year of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  INTERESTED DIRECTORS/TRUSTEES** (continued)
John T. Sullivan  1932                            Director/Trustee   Of Counsel            49             None
c/o First Investors                               since 9/20/79      Hawkins,
Management Company, Inc.                                             Delafield &
95 Wall Street                                                       Wood; Director
New York, NY 10005                                                   of First Investors
                                                                     Corporation;
                                                                     First Investors
                                                                     Consolidated
                                                                     Corporation;
                                                                     First Investors
                                                                     Management
                                                                     Company, Inc.;
                                                                     Administrative
                                                                     Data Management
                                                                     Corp.; and
                                                                     other affiliated
                                                                     companies***

  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are Interested Directors/Trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds. Ms. Head is the daughter of Mr. Head. Mr. Sullivan is an Interested Director/Trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.

  + Mr. Head retired effective December 31, 2004.




                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Year of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  OFFICER(S) WHO ARE NOT DIRECTORS/TRUSTEES

Clark D. Wagner  1959                             Vice President     Director of           27             None
c/o First Investors                               since 1991         Fixed Income
Management Company, Inc.                                             (previously Chief
95 Wall Street                                                       Investment Officer)
New York, NY 10005                                                   of First Investors
                                                                     Management
                                                                     Company, Inc.

Michael J. O'Keefe 1965                           Vice President     Portfolio Manager     3              None
c/o First Investors                               since 1996         of First Investors
Management Company, Inc.                                             Management
95 Wall Street                                                       Company, Inc.
New York, NY 10005

Joseph I. Benedek  1957                           Treasurer          Treasurer             49             None
c/o First Investors                               since 1988         and Principal
Management Company, Inc.                                             Accounting Officer
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie  1947                             Chief Compliance   General Counsel       49             None
c/o First Investors                               Officer since      of First Investors
Management Company, Inc.                          8/19/04            Corporation and
95 Wall Street                                                       its affiliates.
New York, NY 10005
                                                                     Director/Trustee
                                                                     from 9/17/1998
                                                                     to 8/18/2004.


FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

As of the end of the period, December 31, 2004, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. See Item 12(a) below for a copy of the code of ethics.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2004      2003
						   ----	     ----
(a) Audit Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$12,400	  $12,400
	Series Fund 				  7,400	    7,400
	Insured Tax Exempt Fund, Inc.		 37,900	   37,900
	Executive Investors Trust 	         11,900	   11,900
	Multi-State Insured Tax Free Fund	 99,000    99,000
	New York Tax Free Fund, Inc.		 18,400	   18,400


					  	Fiscal Year Ended
						December 31,
						-----------------
						   2004      2003
						   ----	     ----
(b) Audit-Related Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$     0	  $	0
	Series Fund 				      0	        0
	Insured Tax Exempt Fund, Inc.		      0         0
	Executive Investors Trust 		      0         0
	Multi-State Insured Tax Free Fund	      0		0
	New York Tax Free Fund, Inc.		      0         0


					  	Fiscal Year Ended
						December 31,
						-----------------
						   2004      2003
						   ----	     ----
(c) Tax Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$ 2,500	  $ 2,500
	Series Fund 				  3,500     3,500
	Insured Tax Exempt Fund, Inc.		  3,500	    3,500
	Executive Investors Trust 		  3,500	    3,500
	Multi-State Insured Tax Free Fund	 51,000	   51,000
	New York Tax Free Fund, Inc.		  3,500	    3,500

    Nature of fees:  tax returns preparation and tax compliance

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2004      2003
						   ----	     ----
(d) All Other Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$     0	  $	0
	Series Fund 				      0         0
	Insured Tax Exempt Fund, Inc.		      0		0
	Executive Investors Trust (Insured Tax        0	        0
	Multi-State Insured Tax Free Fund	      0		0
	New York Tax Free Fund, Inc.		      0         0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors; (ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2004 and 2003 were $35,000 and $35,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicalbe to the Registrant

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 10.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR on
	September 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 8, 2005